Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Banks - 90.6%
Wells Fargo & Co.	38,180	$1,729,172
Bank of America Corp.	41,045	1,692,285
Citigroup, Inc.	23,723	1,678,402
JPMorgan Chase & Co.	10,765	1,674,388
U.S. Bancorp	23,139	1,318,229
PNC Financial Services Group, Inc.	6,828	1,302,509
Truist Financial Corp.	22,264	1,235,652
Bank of New York Mellon Corp.	18,831	964,712
First Republic Bank	4,415	826,356
SVB Financial Group*	1,413	786,236
State Street Corp.	9,169	754,425
Fifth Third Bancorp	19,255	736,119
Northern Trust Corp.	6,082	703,201
Huntington Bancshares, Inc.	46,772	667,437
KeyCorp	30,786	635,731
Citizens Financial Group, Inc.	13,724	629,520
Regions Financial Corp.	31,164	628,890
M&T Bank Corp.	4,169	605,797
Signature Bank	2,176	534,534
East West Bancorp, Inc.	6,441	461,755
ICICI Bank Ltd. ADR*	26,975	461,273
Comerica, Inc.	6,314	450,441
Western Alliance Bancorporation	4,772	443,080
Royal Bank of Canada	4,364	442,117
First Horizon Corp.	25,457	439,897
HDFC Bank Ltd. ADR*	6,013	439,671
Toronto-Dominion Bank	6,265	438,863
Bank of Nova Scotia	6,556	426,599
Popular, Inc.	5,642	423,432
Commerce Bancshares, Inc.	5,666	422,457
Zions Bancorp North America	7,977	421,664
Bank of Montreal	4,094	419,881
First Citizens BancShares, Inc. — Class A	480	399,715
Credit Suisse Group AG ADR	37,527	393,658
Canadian Imperial Bank of Commerce	3,388	385,758
HSBC Holdings plc ADR	13,347	385,061
UBS Group AG	24,883	381,705
Cullen/Frost Bankers, Inc.	3,404	381,248
Deutsche Bank AG*	29,030	379,712
First Financial Bankshares, Inc.	7,591	372,946
Pinnacle Financial Partners, Inc.	4,224	372,937
Prosperity Bancshares, Inc.	5,073	364,241
Synovus Financial Corp.	8,180	358,938
Bank OZK	7,983	336,563
South State Corp.	4,096	334,889
Glacier Bancorp, Inc.	5,833	321,282
CIT Group, Inc.	6,189	319,291
PacWest Bancorp	7,551	310,799
Webster Financial Corp.	5,813	310,066
United Bankshares, Inc.	8,438	307,987
UMB Financial Corp.	3,247	302,166
Wintrust Financial Corp.	3,837	290,192
Umpqua Holdings Corp.	15,527	286,473
Home BancShares, Inc.	11,425	281,969
Community Bank System, Inc.	3,716	281,115
BankUnited, Inc.	6,547	279,492
Hancock Whitney Corp.	6,185	274,861
First Hawaiian, Inc.	9,650	273,481
Bank of Hawaii Corp.	3,091	260,324
Ameris Bancorp	5,138	260,137
Silvergate Capital Corp. — Class A*	2,290	259,503
Simmons First National Corp. — Class A	8,533	250,358
Independent Bank Group, Inc.	3,382	250,200
Texas Capital Bancshares, Inc.*	3,935	249,833
Associated Banc-Corp.	12,059	246,968
Hilltop Holdings, Inc.	6,670	242,788
BancorpSouth Bank	8,562	242,562
Old National Bancorp	13,481	237,401
United Community Banks, Inc.	7,291	233,385
Columbia Banking System, Inc.	5,988	230,897
Cadence BanCorp	10,956	228,761
Fulton Financial Corp.	14,180	223,760
First Midwest Bancorp, Inc.	10,620	210,595
Total Banks		37,108,742
Savings & Loans - 3.8%
People's United Financial, Inc.	22,190	380,336
New York Community Bancorp, Inc.	28,592	315,084
Sterling Bancorp	12,576	311,759
Pacific Premier Bancorp, Inc.	6,620	279,960
Investors Bancorp, Inc.	18,553	264,566
Total Savings & Loans		1,551,705
Diversified Financial Services - 2.9%
Capital One Financial Corp.	7,675	1,187,246
Insurance - 2.2%
Equitable Holdings, Inc.	16,769	510,616
Voya Financial, Inc.	6,295	387,142
Total Insurance		897,758
Total Common Stocks
(Cost $34,625,567)		40,745,451

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$208,590	208,590
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	82,121	82,121
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	80,511	80,511
Total Repurchase Agreements
(Cost $371,222)		371,222
Total Investments - 100.4%
(Cost $34,996,789)		$41,116,673
Other Assets & Liabilities, net - (0.4)%		(160,147)
Total Net Assets - 100.0%		$40,956,526

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,745,451	$—	$—	$40,745,451
Repurchase Agreements	—	371,222	—	371,222
Total Assets	$40,745,451	$371,222	$—	$41,116,673

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 98.8%
Chemicals - 42.3%
Sherwin-Williams Co.	8,367	$2,279,589
Air Products and Chemicals, Inc.	7,238	2,082,228
Ecolab, Inc.	9,824	2,023,449
Dow, Inc.	28,819	1,823,666
DuPont de Nemours, Inc.	22,009	1,703,717
PPG Industries, Inc.	9,906	1,681,742
International Flavors & Fragrances, Inc.	10,996	1,642,802
LyondellBasell Industries N.V. — Class A	15,204	1,564,036
Linde plc	4,911	1,419,770
Albemarle Corp.	7,103	1,196,571
Celanese Corp. — Class A	7,351	1,114,412
Eastman Chemical Co.	9,088	1,061,024
FMC Corp.	8,794	951,511
Mosaic Co.	29,765	949,801
RPM International, Inc.	10,180	902,762
CF Industries Holdings, Inc.	17,428	896,671
Westlake Chemical Corp.	9,831	885,675
Nutrien Ltd.[1]	12,337	747,746
Olin Corp.	15,836	732,573
Axalta Coating Systems Ltd.*	23,047	702,703
Huntsman Corp.	24,642	653,506
Chemours Co.	18,527	644,740
Valvoline, Inc.	19,705	639,624
Element Solutions, Inc.	27,209	636,146
Ashland Global Holdings, Inc.	6,962	609,175
Amyris, Inc.*	36,070	590,466
W R Grace & Co.	8,264	571,208
Sensient Technologies Corp.	5,840	505,510
Ingevity Corp.*	5,970	485,719
HB Fuller Co.	7,420	471,986
Danimer Scientific, Inc.*,1	16,040	401,802
Total Chemicals		32,572,330
Mining - 20.2%
Freeport-McMoRan, Inc.	54,338	2,016,483
Newmont Corp.	29,853	1,892,083
Barrick Gold Corp.	60,735	1,256,000
Rio Tinto plc ADR	9,765	819,186
BHP Group Ltd. ADR[1]	11,215	816,788
Teck Resources Ltd. — Class B	34,665	798,682
Royal Gold, Inc.	6,432	733,891
Alcoa Corp.*	19,842	730,979
MP Materials Corp.*,1	19,320	712,135
Wheaton Precious Metals Corp.	15,698	691,811
AngloGold Ashanti Ltd. ADR	34,249	636,346
Franco-Nevada Corp.	4,313	625,687
Agnico Eagle Mines Ltd.	10,182	615,502
Pan American Silver Corp.	21,427	612,169
First Majestic Silver Corp.[1]	36,980	584,654
Kirkland Lake Gold Ltd.	15,100	581,803
Arconic Corp.*	14,730	524,683
Livent Corp.*	25,460	492,906
Coeur Mining, Inc.*	43,320	384,682
Total Mining		15,526,470
Packaging & Containers - 12.4%
Ball Corp.	17,053	1,381,634
Westrock Co.	18,901	1,005,911
Crown Holdings, Inc.	9,786	1,000,227
Packaging Corporation of America	7,087	959,722
Amcor plc	80,404	921,430
Sealed Air Corp.	13,694	811,369
AptarGroup, Inc.	5,734	807,577
Berry Global Group, Inc.*	12,179	794,314
Sonoco Products Co.	10,419	697,031
Graphic Packaging Holding Co.	34,036	617,413
Silgan Holdings, Inc.	13,782	571,953
Total Packaging & Containers		9,568,581
Iron & Steel - 10.5%
Vale S.A. ADR	71,540	1,631,827
Nucor Corp.	14,917	1,430,988
Steel Dynamics, Inc.	15,904	947,878
Cleveland-Cliffs, Inc.*,1	40,850	880,726
Reliance Steel & Aluminum Co.	5,399	814,709
ArcelorMittal S.A.[1]	24,533	761,995
United States Steel Corp.	28,307	679,368
Commercial Metals Co.	16,829	516,987
Allegheny Technologies, Inc.*	20,306	423,380
Total Iron & Steel		8,087,858
Building Materials - 5.8%
Vulcan Materials Co.	7,520	1,309,006
Martin Marietta Materials, Inc.	3,624	1,274,960
Louisiana-Pacific Corp.	11,289	680,614
Eagle Materials, Inc.	4,670	663,654
Summit Materials, Inc. — Class A*	16,051	559,377
Total Building Materials		4,487,611
Forest Products & Paper - 2.3%
International Paper Co.	21,463	1,315,897
Domtar Corp.*	8,117	446,110
Total Forest Products & Paper		1,762,007
Biotechnology - 2.0%
Corteva, Inc.	34,663	1,537,304
Household Products & Housewares - 1.4%
Avery Dennison Corp.	5,307	1,115,744
Housewares - 1.2%
Scotts Miracle-Gro Co. — Class A	4,570	877,075
Distribution & Wholesale - 0.7%
Avient Corp.	11,540	567,306
Total Common Stocks
(Cost $55,766,537)		76,102,286

EXCHANGE-TRADED FUNDS† - 0.8%
VanEck Vectors Junior Gold Miners ETF[1]	12,771	597,044
Total Exchange-Traded Funds
(Cost $597,336)		597,044

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$273,054	$273,054
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	107,501	107,501
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	105,393	105,393
Total Repurchase Agreements
(Cost $485,948)		485,948

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	3,680,716	3,680,716
Total Securities Lending Collateral
(Cost $3,680,716)		3,680,716
Total Investments - 105.0%
(Cost $60,530,537)		$80,865,994
Other Assets & Liabilities, net - (5.0)%		(3,877,435)
Total Net Assets - 100.0%		$76,988,559

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$76,102,286	$—	$—	$76,102,286
Exchange-Traded Funds	597,044	—	—	597,044
Repurchase Agreements	—	485,948	—	485,948
Securities Lending Collateral	3,680,716	—	—	3,680,716
Total Assets	$80,380,046	$485,948	$—	$80,865,994

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.6%
Biotechnology - 75.7%
Amgen, Inc.	40,084	$9,770,475
Moderna, Inc.*	36,544	8,587,109
Gilead Sciences, Inc.	112,107	7,719,688
Illumina, Inc.*	14,813	7,009,660
Regeneron Pharmaceuticals, Inc.*	11,656	6,510,342
Vertex Pharmaceuticals, Inc.*	30,420	6,133,585
Biogen, Inc.*	16,380	5,671,903
Alexion Pharmaceuticals, Inc.*	28,770	5,285,337
Corteva, Inc.	106,911	4,741,503
Seagen, Inc.*	28,229	4,456,794
CRISPR Therapeutics AG*	25,300	4,095,817
Horizon Therapeutics plc*	40,545	3,796,634
Exact Sciences Corp.*	30,184	3,752,173
Bio-Rad Laboratories, Inc. — Class A*	5,700	3,672,453
Alnylam Pharmaceuticals, Inc.*	21,438	3,634,170
Novavax, Inc.*,1	16,780	3,562,562
Incyte Corp.*	42,214	3,551,464
BioMarin Pharmaceutical, Inc.*	38,509	3,213,191
BioNTech SE ADR*	13,510	3,024,619
Guardant Health, Inc.*	23,466	2,914,242
Beam Therapeutics, Inc.*	22,270	2,866,372
Zai Lab Ltd. ADR*	14,690	2,599,983
BeiGene Ltd. ADR*	7,410	2,543,038
Bridgebio Pharma, Inc.*	40,060	2,442,058
Fate Therapeutics, Inc.*	27,430	2,380,650
Arrowhead Pharmaceuticals, Inc.*	28,544	2,364,014
Mirati Therapeutics, Inc.*	14,533	2,347,515
United Therapeutics Corp.*	12,964	2,325,871
Twist Bioscience Corp.*	17,160	2,286,570
Acceleron Pharma, Inc.*	18,042	2,264,090
Halozyme Therapeutics, Inc.*	47,250	2,145,622
Biohaven Pharmaceutical Holding Company Ltd.*	21,560	2,093,045
Ultragenyx Pharmaceutical, Inc.*	21,759	2,074,721
Editas Medicine, Inc.*	35,580	2,015,251
Ionis Pharmaceuticals, Inc.*	50,319	2,007,225
TG Therapeutics, Inc.*	50,160	1,945,706
Blueprint Medicines Corp.*	21,690	1,907,852
Exelixis, Inc.*	97,663	1,779,420
Arena Pharmaceuticals, Inc.*	24,800	1,691,360
Iovance Biotherapeutics, Inc.*	64,674	1,682,817
ACADIA Pharmaceuticals, Inc.*	64,613	1,575,911
Sage Therapeutics, Inc.*	26,716	1,517,736
Emergent BioSolutions, Inc.*	23,906	1,505,839
PTC Therapeutics, Inc.*	32,748	1,384,258
Veracyte, Inc.*	34,450	1,377,311
Amicus Therapeutics, Inc.*	132,550	1,277,782
Bluebird Bio, Inc.*	37,115	1,186,938
Global Blood Therapeutics, Inc.*	33,635	1,177,898
Inovio Pharmaceuticals, Inc.*,1	126,450	1,172,191
ChemoCentryx, Inc.*	58,930	789,073
Total Biotechnology		157,831,838
Pharmaceuticals - 14.5%
AbbVie, Inc.	101,742	11,460,219
Intellia Therapeutics, Inc.*	24,500	3,966,795
Viatris, Inc.	235,567	3,366,252
Jazz Pharmaceuticals plc*	16,559	2,941,541
PRA Health Sciences, Inc.*	16,154	2,668,802
Neurocrine Biosciences, Inc.*	25,446	2,476,405
Sarepta Therapeutics, Inc.*	25,899	2,013,388
Pacira BioSciences, Inc.*	22,151	1,344,123
Total Pharmaceuticals		30,237,525
Healthcare-Products - 6.1%
Bio-Techne Corp.	7,725	3,478,258
Novocure Ltd.*	12,863	2,853,271
Natera, Inc.*	23,950	2,719,043
Adaptive Biotechnologies Corp.*	48,710	1,990,291
CareDx, Inc.*	19,480	1,782,810
Total Healthcare-Products		12,823,673
Healthcare-Services - 3.3%
Syneos Health, Inc.*	28,604	2,559,772
Invitae Corp.*,1	64,550	2,177,272
Medpace Holdings, Inc.*	11,621	2,052,617
Total Healthcare-Services		6,789,661
Total Common Stocks
(Cost $108,128,482)		207,682,697

RIGHTS††† - 0.0%
Biotechnology - 0.0%
Clinical Data, Inc.	24,000	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$745,038	745,038
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	293,321	293,321
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	287,570	287,570
Total Repurchase Agreements
(Cost $1,325,929)		1,325,929

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	3,575,002	3,575,002
Total Securities Lending Collateral
(Cost $3,575,002)		3,575,002
Total Investments - 101.9%
(Cost $113,029,413)		$212,583,628
Other Assets & Liabilities, net - (1.9)%		(4,002,505)
Total Net Assets - 100.0%		$208,581,123

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$207,682,697	$—	$—		$207,682,697
Rights	—	—	—	*	—
Repurchase Agreements	—	1,325,929	—		1,325,929
Securities Lending Collateral	3,575,002	—	—		3,575,002
Total Assets	$211,257,699	$1,325,929	$—		$212,583,628

*	Security has a market value of $0.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.8%
Food - 36.2%
Mondelez International, Inc. — Class A	58,072	$3,626,016
Kraft Heinz Co.	67,005	2,732,464
Sysco Corp.	31,943	2,483,568
General Mills, Inc.	38,913	2,370,969
Hershey Co.	13,454	2,343,418
Kroger Co.	54,142	2,074,180
Tyson Foods, Inc. — Class A	27,374	2,019,106
Hormel Foods Corp.	41,251	1,969,735
McCormick & Company, Inc.	21,516	1,900,293
Kellogg Co.	28,295	1,820,217
Conagra Brands, Inc.	44,737	1,627,532
Campbell Soup Co.	31,725	1,446,343
J M Smucker Co.	11,091	1,437,061
Lamb Weston Holdings, Inc.	16,703	1,347,264
Beyond Meat, Inc.*,1	7,990	1,258,345
US Foods Holding Corp.*	30,237	1,159,891
Post Holdings, Inc.*	9,331	1,012,134
Performance Food Group Co.*	20,767	1,006,992
Ingredion, Inc.	10,538	953,689
Flowers Foods, Inc.	36,363	879,985
Sanderson Farms, Inc.	4,597	864,098
Hain Celestial Group, Inc.*	19,092	765,971
Grocery Outlet Holding Corp.*	20,304	703,737
Sprouts Farmers Market, Inc.*	25,344	629,798
Total Food		38,432,806
Beverages - 26.3%
Coca-Cola Co.	109,113	5,904,104
PepsiCo, Inc.	37,572	5,567,043
Keurig Dr Pepper, Inc.	78,960	2,782,550
Monster Beverage Corp.*	29,430	2,688,431
Constellation Brands, Inc. — Class A	11,275	2,637,110
Brown-Forman Corp. — Class B	30,867	2,313,173
Boston Beer Company, Inc. — Class A*	1,385	1,413,808
Molson Coors Beverage Co. — Class B*	24,259	1,302,466
Coca-Cola Europacific Partners plc	15,193	901,249
Anheuser-Busch InBev S.A. ADR	12,229	880,610
Diageo plc ADR	3,920	751,425
Fomento Economico Mexicano SAB de CV ADR	8,754	739,801
Total Beverages		27,881,770
Cosmetics & Personal Care - 13.8%
Procter & Gamble Co.	52,656	7,104,874
Estee Lauder Companies, Inc. — Class A	13,538	4,306,167
Colgate-Palmolive Co.	39,465	3,210,478
Total Cosmetics & Personal Care		14,621,519
Agriculture - 13.4%
Philip Morris International, Inc.	48,634	4,820,115
Altria Group, Inc.	77,397	3,690,289
Archer-Daniels-Midland Co.	36,993	2,241,776
Darling Ingredients, Inc.*	19,380	1,308,150
Bunge Ltd.	16,594	1,296,821
British American Tobacco plc ADR	20,954	823,702
Total Agriculture		14,180,853
Household Products & Housewares - 5.9%
Kimberly-Clark Corp.	19,841	2,654,329
Clorox Co.	10,370	1,865,667
Church & Dwight Company, Inc.	20,871	1,778,626
Total Household Products & Housewares		6,298,622
Retail - 2.0%
Freshpet, Inc.*	6,346	1,034,144
Casey's General Stores, Inc.	5,272	1,026,142
Total Retail		2,060,286
Pharmaceuticals - 0.9%
Herbalife Nutrition Ltd.*	18,668	984,364
Commercial Services - 0.7%
Medifast, Inc.	2,580	730,088
Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	15,506	666,448
Total Common Stocks
(Cost $50,232,858)		105,856,756

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$156,706	156,706
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	61,695	61,695
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	60,485	60,485
Total Repurchase Agreements
(Cost $278,886)		278,886

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	460,941	460,941
Total Securities Lending Collateral
(Cost $460,941)		460,941
Total Investments - 100.5%
(Cost $50,972,685)		$106,596,583
Other Assets & Liabilities, net - (0.5)%		(478,891)
Total Net Assets - 100.0%		$106,117,692

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$105,856,756	$—	$—	$105,856,756
Repurchase Agreements	—	278,886	—	278,886
Securities Lending Collateral	460,941	—	—	460,941
Total Assets	$106,317,697	$278,886	$—	$106,596,583

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 90.0%
Financial - 18.6%
Goldman Sachs Group, Inc.	4,313	$1,636,913
Visa, Inc. — Class A	4,313	1,008,466
American Express Co.	4,313	712,637
JPMorgan Chase & Co.	4,313	670,844
Travelers Companies, Inc.	4,313	645,699
Total Financial		4,674,559
Consumer, Non-cyclical - 18.5%
UnitedHealth Group, Inc.	4,313	1,727,098
Amgen, Inc.	4,313	1,051,294
Johnson & Johnson	4,313	710,524
Procter & Gamble Co.	4,313	581,953
Merck & Company, Inc.	4,313	335,422
Coca-Cola Co.	4,313	233,376
Total Consumer, Non-cyclical		4,639,667
Consumer, Cyclical - 15.4%
Home Depot, Inc.	4,313	1,375,373
McDonald's Corp.	4,313	996,260
NIKE, Inc. — Class B	4,313	666,315
Walmart, Inc.	4,313	608,219
Walgreens Boots Alliance, Inc.	4,313	226,907
Total Consumer, Cyclical		3,873,074
Industrial - 15.0%
Boeing Co.*	4,313	1,033,222
Honeywell International, Inc.	4,313	946,057
Caterpillar, Inc.	4,313	938,638
3M Co.	4,313	856,691
Total Industrial		3,774,608
Technology - 14.7%
Microsoft Corp.	4,313	1,168,392
salesforce.com, Inc.*	4,313	1,053,536
International Business Machines Corp.	4,313	632,243
Apple, Inc.	4,313	590,708
Intel Corp.	4,313	242,132
Total Technology		3,687,011
Communications - 4.9%
Walt Disney Co.*	4,313	758,096
Verizon Communications, Inc.	4,313	241,657
Cisco Systems, Inc.	4,313	228,589
Total Communications		1,228,342
Energy - 1.8%
Chevron Corp.	4,313	451,744
Basic Materials - 1.1%
Dow, Inc.	4,313	272,927
Total Common Stocks
(Cost $16,441,100)		22,601,932

MUTUAL FUNDS† - 8.2%
Guggenheim Strategy Fund II1	57,491	1,436,704
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	62,558	623,706
Total Mutual Funds
(Cost $2,045,530)		2,060,410

	Face Amount
U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
0.04% due 12/09/21[2,3]	$300,000	299,929
0.01% due 08/03/21[3]	73,000	72,997
Total U.S. Treasury Bills
(Cost $372,948)		372,926

REPURCHASE AGREEMENTS††,4 - 0.3%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	47,988	47,988
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	18,893	18,893
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	18,523	18,523
Total Repurchase Agreements
(Cost $85,404)		85,404
Total Investments - 100.0%
(Cost $18,944,982)		$25,120,672
Other Assets & Liabilities, net - 0.0%		2,610
Total Net Assets - 100.0%		$25,123,282

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	0.59% (1 Month USD LIBOR + 0.50%)	At Maturity	07/15/21	26	$902,520	$13,942
Barclays Bank plc	Dow Jones Industrial Average Index	0.59% (1 Week USD LIBOR + 0.50%)	At Maturity	07/14/21	49	1,676,439	9,228
						$2,578,959	$23,170

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,601,932	$—	$—	$22,601,932
Mutual Funds	2,060,410	—	—	2,060,410
U.S. Treasury Bills	—	372,926	—	372,926
Repurchase Agreements	—	85,404	—	85,404
Equity Index Swap Agreements**	—	23,170	—	23,170
Total Assets	$24,662,342	$481,500	$—	$25,143,842

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,835,969	$–	$(400,000)	$2,904	$(2,169)	$1,436,704	57,491	$6,296
Guggenheim Ultra Short Duration Fund — Institutional Class	623,081	–	–	–	625	623,706	62,558	1,449
	$2,459,050	$–	$(400,000)	$2,904	$(1,544)	$2,060,410		$7,745

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Semiconductors - 88.7%
NVIDIA Corp.	4,327	$3,462,033
Intel Corp.	39,795	2,234,091
Broadcom, Inc.	4,420	2,107,633
Texas Instruments, Inc.	10,504	2,019,919
QUALCOMM, Inc.	13,671	1,953,996
Applied Materials, Inc.	12,218	1,739,843
Advanced Micro Devices, Inc.*	17,952	1,686,231
Micron Technology, Inc.*	17,659	1,500,662
Lam Research Corp.	2,235	1,454,314
Analog Devices, Inc.	7,055	1,214,589
Taiwan Semiconductor Manufacturing Company Ltd. ADR	10,065	1,209,410
KLA Corp.	3,287	1,065,678
Marvell Technology, Inc.	18,260	1,065,106
NXP Semiconductor N.V.	4,944	1,017,080
Microchip Technology, Inc.	6,389	956,689
Xilinx, Inc.	6,454	933,507
Skyworks Solutions, Inc.	4,632	888,186
Maxim Integrated Products, Inc.	7,660	807,058
ASML Holding N.V. — Class G	1,121	774,432
Qorvo, Inc.*	3,730	729,774
Teradyne, Inc.	5,364	718,561
Monolithic Power Systems, Inc.	1,699	634,491
Entegris, Inc.	5,036	619,277
ON Semiconductor Corp.*	16,087	615,810
Cree, Inc.*	5,256	514,720
MKS Instruments, Inc.	2,659	473,169
Lattice Semiconductor Corp.*	7,710	433,148
STMicroelectronics N.V. — Class Y	11,429	415,787
Silicon Laboratories, Inc.*	2,655	406,879
Brooks Automation, Inc.	4,142	394,650
Synaptics, Inc.*	2,316	360,323
Cirrus Logic, Inc.*	4,003	340,735
Power Integrations, Inc.	4,061	333,246
Semtech Corp.*	4,701	323,429
CMC Materials, Inc.	2,081	313,690
Ambarella, Inc.*	2,844	303,256
Total Semiconductors		36,021,402
Energy-Alternate Sources - 8.2%
Enphase Energy, Inc.*	4,335	796,036
JinkoSolar Holding Company Ltd. ADR*,1	10,546	590,787
SolarEdge Technologies, Inc.*	2,131	588,945
First Solar, Inc.*	5,510	498,710
Canadian Solar, Inc.*,1	10,908	489,115
SunPower Corp. — Class A*,1	12,033	351,604
Total Energy-Alternate Sources		3,315,197
Chemicals - 1.3%
Daqo New Energy Corp. ADR*	7,938	516,129
Electrical Components & Equipment - 1.2%
Universal Display Corp.	2,216	492,683
Total Common Stocks
(Cost $16,156,485)		40,345,411

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$156,655	156,655
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	61,675	61,675
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	60,466	60,466
Total Repurchase Agreements
(Cost $278,796)		278,796

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	999,118	999,118
Total Securities Lending Collateral
(Cost $999,118)		999,118
Total Investments - 102.6%
(Cost $17,434,399)		$41,623,325
Other Assets & Liabilities, net - (2.6)%		(1,037,811)
Total Net Assets - 100.0%		$40,585,514

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,345,411	$—	$—	$40,345,411
Repurchase Agreements	—	278,796	—	278,796
Securities Lending Collateral	999,118	—	—	999,118
Total Assets	$41,344,529	$278,796	$—	$41,623,325

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 82.4%
Communications - 28.8%
Alibaba Group Holding Ltd. ADR*	7,032	$1,594,717
JD.com, Inc. ADR*	3,647	291,067
Baidu, Inc. ADR*	1,108	225,921
Pinduoduo, Inc. ADR*	1,426	181,130
America Movil SAB de CV — Class L ADR	4,771	71,565
Trip.com Group Ltd. ADR*	1,876	66,523
Chunghwa Telecom Company Ltd. ADR	1,545	62,820
Telkom Indonesia Persero Tbk PT ADR	1,932	41,867
SK Telecom Company Ltd. ADR	1,291	40,550
GDS Holdings Ltd. ADR*	464	36,419
Vipshop Holdings Ltd. ADR*	1,611	32,349
Total Communications		2,644,928
Technology - 25.7%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	12,983	1,560,038
Infosys Ltd. ADR	14,890	315,519
NetEase, Inc. ADR	1,629	187,742
Bilibili, Inc. ADR*	883	107,585
United Microelectronics Corp. ADR[1]	9,389	88,726
ASE Technology Holding Company Ltd. ADR	6,941	55,875
Wipro Ltd. ADR	5,789	45,212
Total Technology		2,360,697
Financial - 9.8%
HDFC Bank Ltd. ADR*	5,189	379,420
ICICI Bank Ltd. ADR*	10,403	177,891
Banco Bradesco S.A. ADR	19,703	101,076
KB Financial Group, Inc. ADR	1,588	78,288
Shinhan Financial Group Company Ltd. ADR	2,099	75,249
China Life Insurance Company Ltd. ADR[1]	6,048	60,178
KE Holdings, Inc. ADR*	650	30,992
Total Financial		903,094
Basic Materials - 6.5%
Vale S.A. ADR	13,958	318,382
POSCO ADR	1,304	100,108
Sibanye Stillwater Ltd. ADR	2,822	47,212
Sasol Ltd. ADR*	2,347	35,980
Suzano S.A. ADR*	2,877	34,639
Gold Fields Ltd. ADR	3,607	32,102
AngloGold Ashanti Ltd. ADR	1,696	31,512
Total Basic Materials		599,935
Consumer, Non-cyclical - 4.4%
Fomento Economico Mexicano SAB de CV ADR	755	63,805
Ambev S.A. ADR	17,909	61,607
BeiGene Ltd. ADR*	160	54,910
Zai Lab Ltd. ADR*	299	52,920
New Oriental Education & Technology Group, Inc. ADR*	6,130	50,205
TAL Education Group ADR*	1,623	40,948
Natura & Company Holding S.A. ADR*,1	1,706	38,709
Dr Reddy's Laboratories Ltd. ADR	493	36,241
Total Consumer, Non-cyclical		399,345
Consumer, Cyclical - 3.9%
NIO, Inc. ADR*	5,534	294,409
Tata Motors Ltd. ADR*	1,538	35,036
Huazhu Group Ltd. ADR*	593	31,316
Total Consumer, Cyclical		360,761
Energy - 2.1%
Petroleo Brasileiro S.A. ADR	7,561	92,471
China Petroleum & Chemical Corp. ADR	1,037	52,897
PetroChina Company Ltd. ADR	857	42,019
Total Energy		187,387
Industrial - 1.2%
ZTO Express Cayman, Inc. ADR	1,918	58,211
Cemex SAB de CV ADR*	6,151	51,669
Total Industrial		109,880
Total Common Stocks
(Cost $6,634,596)		7,566,027

PREFERRED STOCKS† - 2.5%
Financial - 1.3%
Itau Unibanco Holding S.A. ADR	19,692	118,349
Energy - 1.2%
Petroleo Brasileiro S.A. ADR	9,334	110,234
Total Preferred Stocks
(Cost $190,068)		228,583

	Face Amount
REPURCHASE AGREEMENTS††,2 - 15.3%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[3]	$787,367	787,367
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[3]	309,985	309,985
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[3]	303,907	303,907
Total Repurchase Agreements
(Cost $1,401,259)		1,401,259

	Shares
SECURITIES LENDING COLLATERAL†,4 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[5]	113,134	113,134
Total Securities Lending Collateral
(Cost $113,134)		113,134
Total Investments - 101.4%
(Cost $8,339,057)		$9,309,003
Other Assets & Liabilities, net - (1.4)%		(130,941)
Total Net Assets - 100.0%		$9,178,062

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	0.64% (1 Week USD LIBOR + 0.55%)	At Maturity	07/15/21	1,801	$6,683,888	$238,353
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	0.69% (1 Month USD LIBOR + 0.60%)	At Maturity	07/15/21	1,038	3,850,753	147,682
						$10,534,641	$386,035

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,566,027	$—	$—	$7,566,027
Preferred Stocks	228,583	—	—	228,583
Repurchase Agreements	—	1,401,259	—	1,401,259
Securities Lending Collateral	113,134	—	—	113,134
Equity Index Swap Agreements**	—	386,035	—	386,035
Total Assets	$7,907,744	$1,787,294	$—	$9,695,038

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
0.01% due 08/03/21[1,2]	$4,000	$4,000
Total U.S. Treasury Bills
(Cost $4,000)		4,000

REPURCHASE AGREEMENTS††,3 - 89.7%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[4]	384,413	384,413
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[4]	151,343	151,343
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[4]	148,375	148,375
Total Repurchase Agreements
(Cost $684,131)		684,131
Total Investments - 90.2%
(Cost $688,131)		$688,131
Other Assets & Liabilities, net - 9.8%		74,835
Total Net Assets - 100.0%		$762,966

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	1	Sep 2021	$132,422	$678
U.S. Treasury 5 Year Note Futures Contracts	2	Sep 2021	246,797	(635)
			$379,219	$43

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.35.V1	1.00%	Quarterly	06/20/26	$500,000	$(13,088)	$(17,021)	$3,933

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	0.64% (1 Week USD LIBOR + 0.55%)	At Maturity	07/29/21	11,935	$329,645	$597

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as credit index swap collateral at June 30, 2021.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

CDX.EM.35.V1 — Credit Default Swap Emerging Markets Series 35 Index Version 1

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$4,000	$—	$4,000
Repurchase Agreements	—	684,131	—	684,131
Interest Rate Futures Contracts**	678	—	—	678
Credit Default Swap Agreements**	—	3,933	—	3,933
Credit Index Swap Agreements**	—	597	—	597
Total Assets	$678	$692,661	$—	$693,339

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$635	$—	$—	$635

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas - 71.4%
Exxon Mobil Corp.	80,921	$5,104,497
Chevron Corp.	41,598	4,356,975
ConocoPhillips	46,826	2,851,703
EOG Resources, Inc.	26,208	2,186,796
Pioneer Natural Resources Co.	12,193	1,981,606
Marathon Petroleum Corp.	32,038	1,935,736
Phillips 66	22,012	1,889,070
Occidental Petroleum Corp.	56,315	1,760,970
Valero Energy Corp.	22,336	1,743,995
Hess Corp.	18,589	1,623,191
Devon Energy Corp.	48,508	1,415,949
Diamondback Energy, Inc.	14,130	1,326,666
Continental Resources, Inc.	32,068	1,219,546
Petroleo Brasileiro S.A. ADR	98,168	1,200,595
Texas Pacific Land Corp.	700	1,119,818
BP plc ADR	37,960	1,002,903
Ovintiv, Inc.	29,141	917,067
APA Corp.	41,408	895,655
Cimarex Energy Co.	12,251	887,585
Cabot Oil & Gas Corp. — Class A	49,075	856,849
Equities Corp.*	36,141	804,499
Royal Dutch Shell plc — Class A ADR[1]	17,795	718,918
HollyFrontier Corp.	21,473	706,462
Matador Resources Co.	18,526	667,121
PDC Energy, Inc.	14,305	655,026
Suncor Energy, Inc.	25,048	600,401
Murphy Oil Corp.	25,238	587,541
Helmerich & Payne, Inc.	17,967	586,263
SM Energy Co.	23,150	570,184
Callon Petroleum Co.*,1	9,620	554,978
Canadian Natural Resources Ltd.	14,755	535,311
CNX Resources Corp.*	39,134	534,570
PBF Energy, Inc. — Class A*	26,890	411,417
Delek US Holdings, Inc.	18,236	394,262
Equinor ASA ADR[1]	16,902	358,322
Total Oil & Gas		44,962,447
Pipelines - 14.6%
Kinder Morgan, Inc.	108,899	1,985,229
Williams Companies, Inc.	65,766	1,746,087
ONEOK, Inc.	28,083	1,562,538
Cheniere Energy, Inc.*	16,776	1,455,150
Targa Resources Corp.	21,983	977,144
Enbridge, Inc.	16,048	642,562
TC Energy Corp.	11,475	568,242
Pembina Pipeline Corp.	7,876	250,221
Total Pipelines		9,187,173
Oil & Gas Services - 10.2%
Schlumberger N.V.	64,257	2,056,867
Baker Hughes Co.	64,537	1,475,961
Halliburton Co.	61,278	1,416,747
NOV, Inc.*	48,342	740,600
ChampionX Corp.*	26,846	688,600
Total Oil & Gas Services		6,378,775
Energy-Alternate Sources - 1.4%
Renewable Energy Group, Inc.*	8,218	512,310
Green Plains, Inc.*	11,470	385,622
Total Energy-Alternate Sources		897,932
Mining - 0.7%
Cameco Corp.	23,661	453,818
Retail - 0.7%
World Fuel Services Corp.	13,569	430,544
Metal Fabricate & Hardware - 0.5%
Tenaris S.A. ADR	12,880	282,072
Total Common Stocks
(Cost $48,650,499)		62,592,761

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$297,469	297,469
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	117,113	117,113
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	114,817	114,817
Total Repurchase Agreements
(Cost $529,399)		529,399

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	1,164,576	1,164,576
Total Securities Lending Collateral
(Cost $1,164,576)		1,164,576
Total Investments - 102.1%
(Cost $50,344,474)		$64,286,736
Other Assets & Liabilities, net - (2.1)%		(1,323,514)
Total Net Assets - 100.0%		$62,963,222

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2021.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$62,592,761	$—	$—	$62,592,761
Repurchase Agreements	—	529,399	—	529,399
Securities Lending Collateral	1,164,576	—	—	1,164,576
Total Assets	$63,757,337	$529,399	$—	$64,286,736

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 78.3%
Schlumberger N.V.	177,261	$5,674,125
Baker Hughes Co.	178,019	4,071,295
Halliburton Co.	169,030	3,907,974
NOV, Inc.*	133,347	2,042,876
ChampionX Corp.*	77,588	1,990,132
Liberty Oilfield Services, Inc. — Class A*	105,167	1,489,165
TechnipFMC plc*	148,198	1,341,192
Oceaneering International, Inc.*	74,088	1,153,550
Archrock, Inc.	123,199	1,097,703
Dril-Quip, Inc.*	28,948	979,311
DMC Global, Inc.*	17,174	965,351
US Silica Holdings, Inc.*	76,507	884,421
Core Laboratories N.V.	21,923	853,901
ProPetro Holding Corp.*	92,775	849,819
Bristow Group, Inc.*	30,563	782,718
Oil States International, Inc.*	82,178	645,097
Solaris Oilfield Infrastructure, Inc. — Class A	65,433	637,317
Matrix Service Co.*	45,179	474,379
Total Oil & Gas Services		29,840,326
Oil & Gas - 10.4%
Helmerich & Payne, Inc.	54,528	1,779,248
Patterson-UTI Energy, Inc.	128,801	1,280,282
Nabors Industries Ltd.*	7,807	891,872
Total Oil & Gas		3,951,402
Machinery-Diversified - 3.9%
Cactus, Inc. — Class A	40,654	1,492,815
Metal Fabricate & Hardware - 2.8%
Tenaris S.A. ADR	47,655	1,043,645
Retail - 2.5%
Aspen Aerogels, Inc.*	32,300	966,416
Transportation - 1.6%
Tidewater, Inc.*	51,646	622,334
Total Common Stocks
(Cost $31,955,427)		37,916,938

WARRANTS† - 0.1%
Nabors Industries Ltd.
Expiring 06/11/26*	3,018	30,180
Total Warrants
(Cost $0)		30,180

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$101,419	101,419
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	39,928	39,928
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	39,146	39,146
Total Repurchase Agreements
(Cost $180,493)		180,493
Total Investments - 100.1%
(Cost $32,135,920)		$38,127,611
Other Assets & Liabilities, net - (0.1)%		(42,072)
Total Net Assets - 100.0%		$38,085,539

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$37,916,938	$—	$—	$37,916,938
Warrants	30,180	—	—	30,180
Repurchase Agreements	—	180,493	—	180,493
Total Assets	$37,947,118	$180,493	$—	$38,127,611

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 6.0%
Consumer, Non-cyclical - 2.5%
Nestle S.A. ADR	274	$34,179
Roche Holding AG ADR	535	25,140
Novartis AG ADR	235	21,441
AstraZeneca plc ADR[1]	251	15,035
Unilever plc ADR	251	14,683
Novo Nordisk A/S ADR	158	13,236
Sanofi ADR	218	11,480
Diageo plc ADR	56	10,735
L'Oreal S.A. ADR	117	10,459
GlaxoSmithKline plc ADR	236	9,397
British American Tobacco plc ADR	203	7,980
Adyen N.V. ADR*	134	6,585
Reckitt Benckiser Group plc ADR[1]	346	6,193
Anheuser-Busch InBev S.A. ADR	81	5,833
Bayer AG ADR	374	5,700
RELX plc ADR	189	5,040
Total Consumer, Non-cyclical		203,116
Financial - 0.7%
HSBC Holdings plc ADR	396	11,425
Allianz SE ADR	393	9,821
BNP Paribas S.A. ADR	220	6,890
Zurich Insurance Group AG ADR	143	5,756
UBS Group AG	331	5,077
AXA S.A. ADR	196	4,988
Intesa Sanpaolo SpA ADR	290	4,849
Prudential plc ADR[1]	125	4,763
Total Financial		53,569
Industrial - 0.5%
Siemens AG ADR	142	11,309
Schneider Electric SE ADR	271	8,561
Airbus SE ADR*	223	7,181
Vinci S.A. ADR	225	6,020
ABB Ltd. ADR	167	5,676
Safran S.A. ADR	145	5,034
Total Industrial		43,781
Basic Materials - 0.5%
Linde plc	49	14,166
Rio Tinto plc ADR	101	8,473
Air Liquide S.A. ADR	226	7,942
BASF SE ADR[1]	351	6,960
BHP Group plc ADR	100	5,969
Total Basic Materials		43,510
Technology - 0.5%
ASML Holding N.V. — Class G	40	27,634
SAP SE ADR	104	14,608
Total Technology		42,242
Consumer, Cyclical - 0.5%
LVMH Moet Hennessy Louis Vuitton SE ADR	126	19,883
Daimler AG ADR	321	7,185
adidas AG ADR	36	6,724
Kering S.A. ADR	70	6,136
Total Consumer, Cyclical		39,928
Energy - 0.4%
TotalEnergies SE ADR	251	11,360
BP plc ADR	319	8,428
Royal Dutch Shell plc — Class A ADR[1]	195	7,878
Total Energy		27,666
Utilities - 0.2%
Enel SpA ADR	742	6,878
Iberdrola S.A. ADR	139	6,791
National Grid plc ADR	67	4,284
Total Utilities		17,953
Communications - 0.2%
Deutsche Telekom AG ADR	308	6,548
Vodafone Group plc ADR	270	4,625
Prosus N.V. ADR	212	4,155
Total Communications		15,328
Total Common Stocks
(Cost $394,928)		487,093

MUTUAL FUNDS† - 6.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	27,782	276,983
Guggenheim Strategy Fund II2	11,082	276,947
Total Mutual Funds
(Cost $552,516)		553,930

	Face Amount
U.S. TREASURY BILLS†† - 10.5%
U.S. Treasury Bills
0.03% due 08/03/21[3,4]	$657,000	656,972
0.01% due 08/03/21[3,4]	193,000	192,991
Total U.S. Treasury Bills
(Cost $849,977)		849,963

REPURCHASE AGREEMENTS††,5 - 39.3%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	1,785,787	1,785,787
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	703,063	703,063
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	689,277	689,277
Total Repurchase Agreements
(Cost $3,178,127)		3,178,127

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	23,505	23,505
Total Securities Lending Collateral
(Cost $23,505)		23,505
Total Investments - 63.0%
(Cost $4,999,053)		$5,092,618
Other Assets & Liabilities, net - 37.0%		2,986,078
Total Net Assets - 100.0%		$8,078,696

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	65	Sep 2021	$9,649,656	$(33,172)

Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	231	Sep 2021	9,609,929	(44,764)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$487,093	$—	$—	$487,093
Mutual Funds	553,930	—	—	553,930
U.S. Treasury Bills	—	849,963	—	849,963
Repurchase Agreements	—	3,178,127	—	3,178,127
Securities Lending Collateral	23,505	—	—	23,505
Total Assets	$1,064,528	$4,028,090	$—	$5,092,618

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$44,764	$—	$—	$44,764
Currency Futures Contracts**	33,172	—	—	33,172
Total Liabilities	$77,936	$—	$—	$77,936

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$276,836	$–	$–	$–	$111	$276,947	11,082	$984
Guggenheim Ultra Short Duration Fund — Institutional Class	276,705	–	–	–	278	276,983	27,782	643
	$553,541	$–	$–	$–	$389	$553,930		$1,627

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
REITS - 28.2%
American Tower Corp. — Class A	1,448	$391,163
Prologis, Inc.	2,757	329,544
Crown Castle International Corp.	1,668	325,427
Equinix, Inc.	365	292,949
Public Storage	861	258,894
Simon Property Group, Inc.	1,796	234,342
Digital Realty Trust, Inc.	1,531	230,354
Welltower, Inc.	2,561	212,819
SBA Communications Corp.	656	209,067
AvalonBay Communities, Inc.	913	190,534
Equity Residential	2,444	188,188
Alexandria Real Estate Equities, Inc.	1,028	187,034
Weyerhaeuser Co.	5,276	181,600
Realty Income Corp.	2,630	175,526
Extra Space Storage, Inc.	1,019	166,933
Ventas, Inc.	2,865	163,592
Invitation Homes, Inc.	4,377	163,218
Mid-America Apartment Communities, Inc.	920	154,946
Essex Property Trust, Inc.	511	153,305
Sun Communities, Inc.	891	152,717
Healthpeak Properties, Inc.	4,462	148,540
Duke Realty Corp.	3,119	147,685
Boston Properties, Inc.	1,278	146,446
VICI Properties, Inc.	4,582	142,134
UDR, Inc.	2,757	135,038
WP Carey, Inc.	1,750	130,585
Equity LifeStyle Properties, Inc.	1,733	128,779
Camden Property Trust	959	127,231
American Homes 4 Rent — Class A	3,248	126,185
Host Hotels & Resorts, Inc.*	7,078	120,963
Medical Properties Trust, Inc.	5,971	120,017
Regency Centers Corp.	1,820	116,607
Gaming and Leisure Properties, Inc.	2,502	115,918
Lamar Advertising Co. — Class A	1,098	114,653
VEREIT, Inc.	2,473	113,585
Americold Realty Trust	2,889	109,349
CubeSmart	2,348	108,759
STORE Capital Corp.	3,126	107,878
CyrusOne, Inc.	1,490	106,565
Federal Realty Investment Trust	901	105,570
AGNC Investment Corp.	6,246	105,495
Vornado Realty Trust	2,245	104,774
Omega Healthcare Investors, Inc.	2,863	103,898
Life Storage, Inc.	955	102,519
National Retail Properties, Inc.	2,144	100,511
Kilroy Realty Corp.	1,436	100,003
Rexford Industrial Realty, Inc.	1,754	99,890
Brixmor Property Group, Inc.	4,034	92,338
First Industrial Realty Trust, Inc.	1,749	91,350
CoreSite Realty Corp.	677	91,124
EastGroup Properties, Inc.	540	88,803
American Campus Communities, Inc.	1,895	88,535
SL Green Realty Corp.	1,057	84,560
Douglas Emmett, Inc.	2,514	84,521
Healthcare Trust of America, Inc. — Class A	3,097	82,690
QTS Realty Trust, Inc. — Class A	1,060	81,938
Agree Realty Corp.	1,103	77,751
Healthcare Realty Trust, Inc.	2,401	72,510
Hudson Pacific Properties, Inc.	2,572	71,553
Total REITS		8,559,402
Banks - 25.5%
JPMorgan Chase & Co.	5,023	781,277
Bank of America Corp.	16,492	679,965
Wells Fargo & Co.	11,045	500,228
Morgan Stanley	5,174	474,404
Citigroup, Inc.	6,159	435,749
Goldman Sachs Group, Inc.	1,111	421,658
U.S. Bancorp	5,816	331,338
PNC Financial Services Group, Inc.	1,719	327,916
Truist Financial Corp.	5,594	310,467
Bank of New York Mellon Corp.	4,733	242,472
First Republic Bank	1,101	206,074
SVB Financial Group*	353	196,420
State Street Corp.	2,303	189,491
Fifth Third Bancorp	4,840	185,033
Northern Trust Corp.	1,525	176,321
Huntington Bancshares, Inc.	11,751	167,687
KeyCorp	7,733	159,686
Citizens Financial Group, Inc.	3,452	158,343
Regions Financial Corp.	7,833	158,070
ICICI Bank Ltd. ADR*	9,015	154,157
M&T Bank Corp.	1,038	150,832
Royal Bank of Canada	1,440	145,886
HDFC Bank Ltd. ADR*	1,991	145,582
Toronto-Dominion Bank	2,065	144,653
Bank of Nova Scotia	2,140	139,250
Signature Bank	542	133,142
HSBC Holdings plc ADR	4,282	123,536
East West Bancorp, Inc.	1,610	115,421
First Horizon Corp.	6,398	110,557
Western Alliance Bancorporation	1,190	110,492
Zions Bancorp North America	2,002	105,826
Silvergate Capital Corp. — Class A*	570	64,592
Total Banks		7,746,525
Insurance - 21.6%
Berkshire Hathaway, Inc. — Class B*	3,225	896,292
Marsh & McLennan Companies, Inc.	2,165	304,572
Progressive Corp.	2,832	278,131
Chubb Ltd.	1,693	269,085
Aon plc — Class A	1,103	263,352
Willis Towers Watson plc	1,117	256,932
MetLife, Inc.	4,289	256,697
Prudential Financial, Inc.	2,222	227,688
Allstate Corp.	1,723	224,748
American International Group, Inc.	4,721	224,720
Travelers Companies, Inc.	1,458	218,277
Aflac, Inc.	4,004	214,855

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Insurance - 21.6% (continued)
Arthur J Gallagher & Co.	1,363	$190,929
Hartford Financial Services Group, Inc.	2,675	165,770
Everest Re Group Ltd.	620	156,246
Athene Holding Ltd. — Class A*	2,314	156,195
Cincinnati Financial Corp.	1,314	153,239
Arch Capital Group Ltd.*	3,927	152,917
RenaissanceRe Holdings Ltd.	1,000	148,820
Principal Financial Group, Inc.	2,355	148,813
Markel Corp.*	120	142,405
Brown & Brown, Inc.	2,594	137,845
Loews Corp.	2,462	134,548
Equitable Holdings, Inc.	4,209	128,164
Fidelity National Financial, Inc.	2,842	123,513
Lincoln National Corp.	1,963	123,355
American Financial Group, Inc.	933	116,364
Globe Life, Inc.	1,150	109,538
Assurant, Inc.	701	109,482
Reinsurance Group of America, Inc. — Class A	853	97,242
Voya Financial, Inc.	1,579	97,109
Lemonade, Inc.*	882	96,500
First American Financial Corp.	1,474	91,904
Unum Group	3,021	85,796
MGIC Investment Corp.	5,555	75,548
Brookfield Asset Management Reinsurance Partners Ltd. — Class A*	20	1,052
Total Insurance		6,578,643
Diversified Financial Services - 17.0%
Charles Schwab Corp.	5,743	418,148
American Express Co.	2,495	412,249
BlackRock, Inc. — Class A	466	407,736
CME Group, Inc. — Class A	1,443	306,897
Capital One Financial Corp.	1,924	297,623
Intercontinental Exchange, Inc.	2,491	295,682
Futu Holdings Ltd. ADR*	1,520	272,217
Ameriprise Financial, Inc.	1,027	255,600
T. Rowe Price Group, Inc.	1,218	241,127
Rocket Companies, Inc. — Class A	11,283	218,326
Discover Financial Services	1,811	214,223
Apollo Global Management, Inc.	3,069	190,892
Synchrony Financial	3,929	190,635
Nasdaq, Inc.	1,064	187,051
Tradeweb Markets, Inc. — Class A	1,862	157,451
Ally Financial, Inc.	3,051	152,062
Franklin Resources, Inc.	4,446	142,227
Cboe Global Markets, Inc.	1,070	127,383
Invesco Ltd.	4,626	123,653
LPL Financial Holdings, Inc.	842	113,653
Jefferies Financial Group, Inc.	3,210	109,782
Credit Acceptance Corp.*,1	217	98,542
SLM Corp.	4,524	94,733
Evercore, Inc. — Class A	630	88,685
LendingTree, Inc.*	270	57,208
Total Diversified Financial Services		5,173,785
Private Equity - 3.1%
Blackstone Group, Inc. — Class A	3,949	383,606
KKR & Company, Inc. — Class A	4,395	260,360
Brookfield Asset Management, Inc. — Class A	2,943	150,034
Carlyle Group, Inc.	3,160	146,877
Total Private Equity		940,877
Commercial Services - 2.6%
S&P Global, Inc.	864	354,629
Moody's Corp.	811	293,882
MarketAxess Holdings, Inc.	316	146,494
Total Commercial Services		795,005
Software - 0.8%
MSCI, Inc. — Class A	447	238,287
Media - 0.4%
FactSet Research Systems, Inc.	376	126,189
Savings & Loans - 0.3%
People's United Financial, Inc.	5,577	95,590
Total Common Stocks
(Cost $20,822,450)		30,254,303

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$183,835	183,835
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	72,376	72,376
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	70,957	70,957
Total Repurchase Agreements
(Cost $327,168)		327,168

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	6,904	6,904
Total Securities Lending Collateral
(Cost $6,904)		6,904
Total Investments - 100.6%
(Cost $21,156,522)		$30,588,375
Other Assets & Liabilities, net - (0.6)%		(177,237)
Total Net Assets - 100.0%		$30,411,138

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,254,303	$—	$—	$30,254,303
Repurchase Agreements	—	327,168	—	327,168
Securities Lending Collateral	6,904	—	—	6,904
Total Assets	$30,261,207	$327,168	$—	$30,588,375

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
MUTUAL FUNDS† - 19.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	462,837	$4,614,483
Guggenheim Strategy Fund II1	182,784	4,567,770
Total Mutual Funds
(Cost $9,151,172)		9,182,253

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 66.2%
U.S. Treasury Bonds
2.38% due 05/15/51	$29,900,000	31,918,250
Total U.S. Government Securities
(Cost $30,418,080)		31,918,250

U.S. TREASURY BILLS†† - 2.8%
U.S. Treasury Bills
0.01% due 08/03/21[2,3]	1,131,000	1,130,952
0.03% due 08/03/21[2,3]	209,000	208,991
Total U.S. Treasury Bills
(Cost $1,339,983)		1,339,943

REPURCHASE AGREEMENTS††,4 - 19.1%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	5,173,300	5,173,300
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	2,036,723	2,036,723
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	1,996,788	1,996,788
Total Repurchase Agreements
(Cost $9,206,811)		9,206,811
Total Investments - 107.2%
(Cost $50,116,046)		$51,647,257
Other Assets & Liabilities, net - (7.2)%		(3,448,929)
Total Net Assets - 100.0%		$48,198,328

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	156	Sep 2021	$30,034,875	$1,274,549

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$9,182,253	$—	$—	$9,182,253
U.S. Government Securities	—	31,918,250	—	31,918,250
U.S. Treasury Bills	—	1,339,943	—	1,339,943
Repurchase Agreements	—	9,206,811	—	9,206,811
Interest Rate Futures Contracts**	1,274,549	—	—	1,274,549
Total Assets	$10,456,802	$42,465,004	$—	$52,921,806

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,565,542	$–	$(1,000,000)	$(60)	$2,288	$4,567,770	182,784	$16,531
Guggenheim Ultra Short Duration Fund — Institutional Class	5,608,852	–	(1,000,000)	(2,006)	7,637	4,614,483	462,837	10,885
	$11,174,394	$–	$(2,000,000)	$(2,066)	$9,925	$9,182,253		$27,416

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.9%
Healthcare-Products - 30.3%
Abbott Laboratories	6,271	$726,997
Thermo Fisher Scientific, Inc.	1,413	712,816
Danaher Corp.	2,619	702,835
Medtronic plc	4,784	593,838
Intuitive Surgical, Inc.*	575	528,793
Stryker Corp.	1,894	491,929
Edwards Lifesciences Corp.*	3,899	403,819
Boston Scientific Corp.*	9,000	384,840
IDEXX Laboratories, Inc.*	591	373,246
Align Technology, Inc.*	565	345,215
Baxter International, Inc.	3,912	314,916
ResMed, Inc.	1,223	301,494
Zimmer Biomet Holdings, Inc.	1,791	288,029
West Pharmaceutical Services, Inc.	718	257,834
10X Genomics, Inc. — Class A*	1,169	228,914
STERIS plc	1,109	228,787
Avantor, Inc.*	6,421	228,010
Novocure Ltd.*	989	219,380
Hologic, Inc.*	3,174	211,769
PerkinElmer, Inc.	1,360	209,998
Bio-Techne Corp.	464	208,921
Insulet Corp.*	758	208,079
QIAGEN N.V.*	3,875	187,472
ABIOMED, Inc.*	598	186,642
Masimo Corp.*	768	186,202
Dentsply Sirona, Inc.	2,880	182,189
Repligen Corp.*	825	164,686
Natera, Inc.*	1,450	164,618
Henry Schein, Inc.*	2,128	157,876
Penumbra, Inc.*	575	157,584
Hill-Rom Holdings, Inc.	1,206	136,989
Tandem Diabetes Care, Inc.*	1,286	125,256
Quidel Corp.*	966	123,764
Nevro Corp.*	732	121,358
Haemonetics Corp.*	1,420	94,629
iRhythm Technologies, Inc.*	1,066	70,729
Total Healthcare-Products		10,230,453
Pharmaceuticals - 30.0%
Johnson & Johnson	6,274	1,033,579
Eli Lilly & Co.	3,264	749,153
Pfizer, Inc.	18,716	732,918
Merck & Company, Inc.	9,000	699,930
AbbVie, Inc.	6,164	694,313
Bristol-Myers Squibb Co.	9,091	607,461
CVS Health Corp.	6,214	518,496
Zoetis, Inc.	2,509	467,577
Cigna Corp.	1,894	449,011
Becton Dickinson and Co.	1,731	420,962
AstraZeneca plc ADR[1]	5,676	339,992
DexCom, Inc.*	762	325,374
McKesson Corp.	1,420	271,561
Intellia Therapeutics, Inc.*	1,483	240,112
AmerisourceBergen Corp. — Class A	2,081	238,254
Jazz Pharmaceuticals plc*	1,263	224,359
GlaxoSmithKline plc ADR	5,255	209,254
Novartis AG ADR	2,252	205,472
Viatris, Inc.	14,269	203,904
Cardinal Health, Inc.	3,535	201,813
Elanco Animal Health, Inc.*	5,720	198,427
Teva Pharmaceutical Industries Ltd. ADR*	19,312	191,189
Perrigo Company plc	4,133	189,498
PRA Health Sciences, Inc.*	972	160,584
Bausch Health Companies, Inc.*	5,452	159,853
Neurocrine Biosciences, Inc.*	1,540	149,873
Organon & Co.*	4,460	134,960
Sarepta Therapeutics, Inc.*	1,570	122,052
Total Pharmaceuticals		10,139,931
Biotechnology - 20.5%
Amgen, Inc.	2,429	592,069
Moderna, Inc.*	2,215	520,481
Gilead Sciences, Inc.	6,789	467,490
Illumina, Inc.*	889	420,684
Regeneron Pharmaceuticals, Inc.*	702	392,095
Vertex Pharmaceuticals, Inc.*	1,844	371,806
Biogen, Inc.*	986	341,422
Alexion Pharmaceuticals, Inc.*	1,741	319,839
CRISPR Therapeutics AG*	1,904	308,239
Seagen, Inc.*	1,711	270,133
Royalty Pharma plc — Class A	5,830	238,972
BioNTech SE ADR*	1,032	231,044
Horizon Therapeutics plc*	2,456	229,980
Exact Sciences Corp.*	1,827	227,114
Alnylam Pharmaceuticals, Inc.*	1,300	220,376
Incyte Corp.*	2,556	215,036
Novavax, Inc.*	1,009	214,221
BioMarin Pharmaceutical, Inc.*	2,332	194,582
Guardant Health, Inc.*	1,420	176,350
Arrowhead Pharmaceuticals, Inc.*	1,731	143,361
Pacific Biosciences of California, Inc.*	4,073	142,433
Mirati Therapeutics, Inc.*	872	140,854
United Therapeutics Corp.*	778	139,581
Twist Bioscience Corp.*	1,032	137,514
Exelixis, Inc.*	5,917	107,808
Emergent BioSolutions, Inc.*	1,450	91,335
Inovio Pharmaceuticals, Inc.*,1	7,905	73,279
Total Biotechnology		6,928,098
Healthcare-Services - 14.9%
UnitedHealth Group, Inc.	2,422	969,866
Anthem, Inc.	1,266	483,359
HCA Healthcare, Inc.	2,005	414,514
Humana, Inc.	862	381,625
IQVIA Holdings, Inc.*	1,386	335,855
Centene Corp.*	4,403	321,111
Laboratory Corporation of America Holdings*	962	265,368
Teladoc Health, Inc.*	1,567	260,576
Charles River Laboratories International, Inc.*	588	217,513
Catalent, Inc.*	1,951	210,942
Quest Diagnostics, Inc.	1,587	209,436
Molina Healthcare, Inc.*	758	191,819
DaVita, Inc.*	1,457	175,466
Universal Health Services, Inc. — Class B	1,176	172,202
Syneos Health, Inc.*	1,734	155,176

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Healthcare-Services - 14.9% (continued)
Encompass Health Corp.	1,747	$136,318
Invitae Corp.*,1	3,909	131,851
Total Healthcare-Services		5,032,997
Electronics - 2.5%
Agilent Technologies, Inc.	2,258	333,755
Mettler-Toledo International, Inc.*	204	282,609
Waters Corp.*	665	229,831
Total Electronics		846,195
Software - 1.7%
Veeva Systems, Inc. — Class A*	1,113	346,087
Cerner Corp.	3,070	239,951
Total Software		586,038
Total Common Stocks
(Cost $20,810,735)		33,763,712

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$61,339	$61,339
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	24,149	24,149
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	23,676	23,676
Total Repurchase Agreements
(Cost $109,164)		109,164

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	379,738	379,738
Total Securities Lending Collateral
(Cost $379,738)		379,738
Total Investments - 101.3%
(Cost $21,299,637)		$34,252,614
Other Assets & Liabilities, net - (1.3)%		(447,839)
Total Net Assets - 100.0%		$33,804,775

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,763,712	$—	$—	$33,763,712
Repurchase Agreements	—	109,164	—	109,164
Securities Lending Collateral	379,738	—	—	379,738
Total Assets	$34,143,450	$109,164	$—	$34,252,614

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
MUTUAL FUNDS† - 23.1%
Guggenheim Strategy Fund III[1]	112,348	$2,826,680
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	227,842	2,271,586
Guggenheim Strategy Fund II1	53,173	1,328,787
Total Mutual Funds
(Cost $6,316,655)		6,427,053

	Face Amount
FEDERAL AGENCY NOTES†† - 34.5%
Federal Farm Credit Bank
0.13% (1 Month USD LIBOR + 0.03%, Rate Floor: 0.00%) due 12/29/21[2]	$2,000,000	2,000,493
0.34% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	1,700,000	1,703,466
0.28% (U.S. Prime Rate - 2.97%, Rate Floor: 0.00%) due 05/27/22[2]	620,000	621,177
Fannie Mae
0.42% due 07/21/23	2,220,000	2,220,387
Federal Home Loan Bank
0.02% due 09/03/21	2,000,000	1,999,806
4.00% due 12/24/30	25,000	25,476
3.98% due 09/21/33	25,000	25,204
Farmer Mac
0.06% (3 Month USD LIBOR - 0.10%, Rate Floor: 0.00%) due 11/22/21[2]	1,000,000	1,000,011
Total Federal Agency Notes
(Cost $9,593,811)		9,596,020

U.S. GOVERNMENT SECURITIES†† - 9.1%
U.S. Treasury Note
1.75% due 05/15/22	2,500,000	2,536,133
Total U.S. Government Securities
(Cost $2,536,529)		2,536,133

FEDERAL AGENCY DISCOUNT NOTES†† - 8.8%
Federal Home Loan Bank
0.02% due 11/19/21[3]	2,449,000	2,448,424
Total Federal Agency Discount Notes
(Cost $2,448,760)		2,448,424

U.S. TREASURY BILLS†† - 4.5%
U.S. Treasury Bills
0.01% due 08/03/21[3,4]	1,246,000	1,245,947
Total U.S. Treasury Bills
(Cost $1,245,989)		1,245,947

REPURCHASE AGREEMENTS††,5 - 16.3%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[6]	2,549,641	2,549,641
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[6]	1,003,791	1,003,791
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[6]	984,109	984,109
Total Repurchase Agreements
(Cost $4,537,541)		4,537,541
Total Investments - 96.3%
(Cost $26,679,285)		$26,791,118
Other Assets & Liabilities, net - 3.7%		1,043,005
Total Net Assets - 100.0%		$27,834,123

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	164	Sep 2021	$20,237,344	$(49,013)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Goldman Sachs International	ICE	CDX.NA.HY.36.V1	5.00%	Quarterly	06/20/26	$13,800,000	$1,407,069	$1,111,310	$295,759
Barclays Bank plc	ICE	CDX.NA.HY.36.V1	5.00%	Quarterly	06/20/26	6,600,000	672,946	559,062	113,884
							$2,080,015	$1,670,372	$409,643

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
BNP Paribas	SPDR Bloomberg Barclays High Yield Bond ETF	0.49% (1 Month USD LIBOR + 0.40%)	At Maturity	07/15/21	29,193	$3,210,050	$29,193

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.44% (1 Month USD LIBOR + 0.35%)	At Maturity	07/15/21	33,133	2,917,003	26,175
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	0.44% (1 Week USD LIBOR + 0.35%)	At Maturity	07/29/21	9,924	873,709	1,191
						$7,000,762	$56,559

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures and credit default swap collateral at June 30, 2021.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as credit index swap collateral at June 30, 2021.

CDX.NA.HY.36.V1 — Credit Default Swap North American High Yield Series 36 Index Version 1

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,427,053	$—	$—	$6,427,053
Federal Agency Notes	—	9,596,020	—	9,596,020
U.S. Government Securities	—	2,536,133	—	2,536,133
Federal Agency Discount Notes	—	2,448,424	—	2,448,424
U.S. Treasury Bills	—	1,245,947	—	1,245,947
Repurchase Agreements	—	4,537,541	—	4,537,541
Credit Default Swap Agreements**	—	409,643	—	409,643
Credit Index Swap Agreements**	—	56,559	—	56,559
Total Assets	$6,427,053	$20,830,267	$—	$27,257,320

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$49,013	$—	$—	$49,013

**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,328,255	$–	$–	$–	$532	$1,328,787	53,173	$4,720
Guggenheim Strategy Fund III	2,824,433	–	–	–	2,247	2,826,680	112,348	11,804
Guggenheim Ultra Short Duration Fund — Institutional Class	2,269,308	–	–	–	2,278	2,271,586	227,842	5,277
	$6,421,996	$–	$–	$–	$5,057	$6,427,053		$21,801

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 61.9%
Amazon.com, Inc.*	504	$1,733,841
Alphabet, Inc. — Class A*	703	1,716,578
Facebook, Inc. — Class A*	3,850	1,338,684
Alibaba Group Holding Ltd. ADR*	4,254	964,722
Netflix, Inc.*	1,251	660,791
Baidu, Inc. ADR*	2,769	564,599
Snap, Inc. — Class A*	6,558	446,862
Uber Technologies, Inc.*	8,152	408,578
Booking Holdings, Inc.*	179	391,668
Roku, Inc.*	812	372,911
JD.com, Inc. ADR*	4,547	362,896
Pinduoduo, Inc. ADR*	2,663	338,254
DoorDash, Inc. — Class A*	1,866	332,764
Twitter, Inc.*	4,808	330,838
Shopify, Inc. — Class A*	213	311,189
Pinterest, Inc. — Class A*	3,914	309,010
Sea Ltd. ADR*	1,111	305,081
eBay, Inc.	4,281	300,569
MercadoLibre, Inc.*	192	299,096
Match Group, Inc.*	1,779	286,864
Okta, Inc.*	1,071	262,052
Spotify Technology S.A.*	937	258,228
Vipshop Holdings Ltd. ADR*	12,330	247,586
Chewy, Inc. — Class A*,1	3,067	244,471
Wayfair, Inc. — Class A*	770	243,097
Zillow Group, Inc. — Class C*	1,967	240,407
Zillow Group, Inc. — Class A*	1,951	239,056
Etsy, Inc.*	1,148	236,304
VeriSign, Inc.*	942	214,484
Farfetch Ltd. — Class A*	4,244	213,728
Expedia Group, Inc.*	1,249	204,474
Fiverr International Ltd.*	830	201,267
Just Eat Takeaway.com N.V. ADR*	10,646	194,402
Lyft, Inc. — Class A*	3,139	189,847
Trip.com Group Ltd. ADR*	5,300	187,938
Jumia Technologies AG ADR*,1	6,004	182,101
Wix.com Ltd.*	623	180,844
Weibo Corp. ADR*	3,402	179,013
Autohome, Inc. ADR	2,563	163,929
JOYY, Inc. ADR	2,473	163,144
GoDaddy, Inc. — Class A*	1,856	161,398
IAC*	1,014	156,328
F5 Networks, Inc.*	748	139,622
Vimeo, Inc.*	2,502	122,598
Anaplan, Inc.*	2,178	116,087
Stitch Fix, Inc. — Class A*	1,749	105,465
TripAdvisor, Inc.*	2,423	97,647
Overstock.com, Inc.*	921	84,916
Stamps.com, Inc.*	396	79,315
Total Internet		17,085,543
Software - 24.9%
Adobe, Inc.*	1,235	723,265
salesforce.com, Inc.*	2,579	629,972
Zoom Video Communications, Inc. — Class A*	1,180	456,695
Activision Blizzard, Inc.	3,829	365,440
Twilio, Inc. — Class A*	918	361,839
Snowflake, Inc. — Class A*	1,457	352,303
Workday, Inc. — Class A*	1,360	324,686
DocuSign, Inc.*	1,148	320,946
Veeva Systems, Inc. — Class A*	937	291,360
Electronic Arts, Inc.	1,882	270,688
Bilibili, Inc. ADR*	2,074	252,696
NetEase, Inc. ADR	2,064	237,876
HubSpot, Inc.*	380	221,434
MongoDB, Inc.*	541	195,582
Take-Two Interactive Software, Inc.*	1,095	193,837
ZoomInfo Technologies, Inc. — Class A*	3,687	192,351
Coupa Software, Inc.*	732	191,865
Akamai Technologies, Inc.*	1,565	182,479
Citrix Systems, Inc.	1,360	159,487
Dropbox, Inc. — Class A*	4,914	148,943
Five9, Inc.*	812	148,913
Skillz, Inc.*,1	6,060	131,623
Smartsheet, Inc. — Class A*	1,795	129,814
Fastly, Inc. — Class A*,1	1,885	112,346
J2 Global, Inc.*	770	105,914
BigCommerce Holdings, Inc.*	1,430	92,836
New Relic, Inc.*	1,251	83,780
Total Software		6,878,970
Telecommunications - 6.1%
Cisco Systems, Inc.	11,810	625,930
Motorola Solutions, Inc.	1,190	258,051
Arista Networks, Inc.*	602	218,111
GDS Holdings Ltd. ADR*	2,186	171,579
Telefonaktiebolaget LM Ericsson ADR	12,146	152,797
Juniper Networks, Inc.	4,558	124,661
Ciena Corp.*	2,188	124,475
Total Telecommunications		1,675,604
Commercial Services - 5.0%
PayPal Holdings, Inc.*	2,726	794,575
CoStar Group, Inc.*	2,795	231,482
Chegg, Inc.*	1,784	148,268
Paylocity Holding Corp.*	729	139,093
2U, Inc.*	1,808	75,339
Total Commercial Services		1,388,757
Healthcare-Services - 0.8%
Teladoc Health, Inc.*	1,320	219,503
Real Estate - 0.4%
Redfin Corp.*	1,739	110,270
Computers - 0.4%
Lumentum Holdings, Inc.*	1,283	105,245
Total Common Stocks
(Cost $13,715,513)		27,463,892

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$105,706	$105,706
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	41,617	41,617
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	40,800	40,800
Total Repurchase Agreements
(Cost $188,123)		188,123

SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	389,884	389,884
Total Securities Lending Collateral
(Cost $389,884)		389,884
Total Investments - 101.6%
(Cost $14,293,520)		$28,041,899
Other Assets & Liabilities, net - (1.6)%		(450,975)
Total Net Assets - 100.0%		$27,590,924

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,463,892	$—	$—	$27,463,892
Repurchase Agreements	—	188,123	—	188,123
Securities Lending Collateral	389,884	—	—	389,884
Total Assets	$27,853,776	$188,123	$—	$28,041,899

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 51.9%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[2]	$129,185	$129,185
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[2]	50,860	50,860
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[2]	49,863	49,863
Total Repurchase Agreements
(Cost $229,908)		229,908
Total Investments - 51.9%
(Cost $229,908)		$229,908
Other Assets & Liabilities, net - 48.1%		212,695
Total Net Assets - 100.0%		$442,603

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	(0.36%) (1 Week USD LIBOR - 0.45%)	At Maturity	07/15/21	191	$708,098	$(771)
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	(0.21%) (1 Month USD LIBOR - 0.30%)	At Maturity	07/15/21	48	178,364	(2,705)
						$886,462	$(3,476)

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$229,908	$—	$229,908

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$3,476	$—	$3,476

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
MUTUAL FUNDS† - 18.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	528,512	$5,269,262
Guggenheim Strategy Fund II1	210,588	5,262,592
Total Mutual Funds
(Cost $10,470,929)		10,531,854

	Face Amount
FEDERAL AGENCY NOTES†† - 40.9%
Federal Home Loan Bank
0.02% due 09/03/21	$9,000,000	8,999,125
4.00% due 12/24/30	1,000,000	1,019,045
3.98% due 09/21/33	1,000,000	1,008,161
0.17% (U.S. Secured Overnight Financing Rate + 0.12%, Rate Floor: 0.00%) due 02/10/22[2]	100,000	100,049
1.13% due 07/14/21	325,000	325,126
1.88% due 07/07/21	170,000	170,058
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	3,000,000	3,011,198
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	2,220,000	2,227,294
3.78% due 08/02/28	2,000,000	2,006,610
Farmer Mac
0.08% (3 Month USD LIBOR - 0.10%, Rate Floor: 0.00%) due 08/03/21[2]	2,000,000	2,000,040
Freddie Mac
0.32% due 10/20/22	1,775,000	1,775,002
0.19% (U.S. Secured Overnight Financing Rate + 0.14%, Rate Floor: 0.00%) due 12/10/21[2]	140,000	140,047
Fannie Mae
0.22% (U.S. Secured Overnight Financing Rate + 0.17%, Rate Floor: 0.00%) due 03/11/22[2]	100,000	100,098
0.22% (U.S. Secured Overnight Financing Rate + 0.17%, Rate Floor: 0.00%) due 03/09/22[2]	100,000	100,094
0.20% (U.S. Secured Overnight Financing Rate + 0.15%, Rate Floor: 0.00%) due 12/10/21[2]	100,000	100,055
0.19% (U.S. Secured Overnight Financing Rate + 0.14%, Rate Floor: 0.00%) due 09/10/21[2]	100,000	100,024
0.20% (U.S. Secured Overnight Financing Rate + 0.15%, Rate Floor: 0.00%) due 12/09/21[2]	25,000	25,016
Total Federal Agency Notes
(Cost $23,221,548)		23,207,042

U.S. GOVERNMENT SECURITIES†† - 10.7%
U.S. Treasury Notes
1.75% due 03/31/22	5,000,000	5,062,109
1.75% due 05/15/22	1,000,000	1,014,453
Total U.S. Government Securities
(Cost $6,077,743)		6,076,562

U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
0.01% due 08/03/21[3,4]	588,000	587,975
Total U.S. Treasury Bills
(Cost $587,994)		587,975

REPURCHASE AGREEMENTS†† - 87.8%
Individual Repurchase Agreements[6]
Mizuho Securities USA LLC issued 06/30/21 at (0.15)% due 07/01/21 (secured by a U.S. Treasury Bond, at a rate of 2.38% and maturing 05/15/51 as collateral, with a value of $26,648,438) to be repurchased at $26,125,919	26,125,919	26,125,919
Barclays Capital, Inc. issued 06/30/21 at (0.10)% due 07/01/21 (secured by a U.S. Treasury Bond, at a rate of 2.38% and maturing 05/15/51 as collateral, with a value of $12,867,300) to be repurchased at $12,615,000	12,615,000	12,615,000
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	6,221,073	6,221,073
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	2,449,231	2,449,231
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	2,401,206	2,401,206
Total Repurchase Agreements
(Cost $49,812,429)		49,812,429
Total Investments - 159.1%
(Cost $90,170,643)		$90,215,862

U.S. Government Securities Sold Short†† - (75.1)%
U.S. Treasury Bonds
2.38% due 05/15/51	39,900,000	(42,593,250)
Total Securities Sold Short - (75.1)%
(Proceeds $41,200,995)		$(42,593,250)
Other Assets & Liabilities, net - 16.0%		9,102,166
Total Net Assets - 100.0%		$56,724,778

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	83	Sep 2021	$15,980,094	$(516,935)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as short security collateral at June 30, 2021.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,531,854	$—	$—	$10,531,854
Federal Agency Notes	—	23,207,042	—	23,207,042
U.S. Government Securities	—	6,076,562	—	6,076,562
U.S. Treasury Bills	—	587,975	—	587,975
Repurchase Agreements	—	49,812,429	—	49,812,429
Total Assets	$10,531,854	$79,684,008	$—	$90,215,862

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$42,593,250	$—	$42,593,250
Interest Rate Futures Contracts**	516,935	—	—	516,935
Total Liabilities	$516,935	$42,593,250	$—	$43,110,185

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,260,486	$–	$–	$–	$2,106	$5,262,592	210,588	$18,694
Guggenheim Ultra Short Duration Fund — Institutional Class	5,263,977	–	–	–	5,285	5,269,262	528,512	12,241
	$10,524,463	$–	$–	$–	$7,391	$10,531,854		$30,935

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
MUTUAL FUNDS† - 59.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	26,589	$265,096
Guggenheim Strategy Fund II1	10,226	255,554
Total Mutual Funds
(Cost $516,916)		520,650

	Face Amount
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
0.01% due 08/03/21[2,3]	$5,000	5,000
0.03% due 08/03/21[3]	1,000	1,000
Total U.S. Treasury Bills
(Cost $6,000)		6,000

REPURCHASE AGREEMENTS††,4 - 36.1%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	178,644	178,644
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	70,332	70,332
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	68,953	68,953
Total Repurchase Agreements
(Cost $317,929)		317,929
Total Investments - 96.0%
(Cost $840,845)		$844,579
Other Assets & Liabilities, net - 4.0%		35,485
Total Net Assets - 100.0%		$880,064

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	6	Sep 2021	$740,391	$2,357

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.36.V1	5.00%	Quarterly	06/20/26	$800,000	$(81,569)	$(74,791)	$(6,778)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

CDX.NA.HY.36.V1 — Credit Default Swap North American High Yield Series 36 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$520,650	$—	$—	$520,650
U.S. Treasury Bills	—	6,000	—	6,000
Repurchase Agreements	—	317,929	—	317,929
Interest Rate Futures Contracts**	2,357	—	—	2,357
Total Assets	$523,007	$323,929	$—	$846,936

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$6,778	$—	$6,778

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$875,453	$–	$(620,000)	$(398)	$499	$255,554	10,226	$1,075
Guggenheim Ultra Short Duration Fund — Institutional Class	874,218	–	(610,000)	(351)	1,229	265,096	26,589	701
	$1,749,671	$–	$(1,230,000)	$(749)	$1,728	$520,650		$1,776

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
MUTUAL FUNDS† - 20.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	8,145	$81,202
Guggenheim Strategy Fund II1	3,222	80,515
Total Mutual Funds
(Cost $160,346)		161,717

	Face Amount
REPURCHASE AGREEMENTS††,2 - 79.7%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[3]	$357,775	357,775
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[3]	140,855	140,855
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[3]	138,094	138,094
Total Repurchase Agreements
(Cost $636,724)		636,724
Total Investments - 100.0%
(Cost $797,070)		$798,441
Other Assets & Liabilities, net - 0.0%		244
Total Net Assets - 100.0%		$798,685

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P MidCap 400 Index	0.04% (1 Month USD LIBOR - 0.05%)	At Maturity	07/15/21	176	$475,486	$2,348
Goldman Sachs International	S&P MidCap 400 Index	0.19% (1 Week USD LIBOR + 0.10%)	At Maturity	07/15/21	80	215,112	1,199
Barclays Bank plc	S&P MidCap 400 Index	0.29% (1 Week USD LIBOR + 0.20%)	At Maturity	07/14/21	40	108,942	(527)
						$799,540	$3,020

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$161,717	$—	$—	$161,717
Repurchase Agreements	—	636,724	—	636,724
Equity Index Swap Agreements**	—	3,547	—	3,547
Total Assets	$161,717	$640,271	$—	$801,988

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$527	$—	$527

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$80,483	$–	$–	$–	$32	$80,515	3,222	$286
Guggenheim Ultra Short Duration Fund — Institutional Class	81,121	–	–	–	81	81,202	8,145	189
	$161,604	$–	$–	$–	$113	$161,717		$475

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
MUTUAL FUNDS† - 16.4%
Guggenheim Strategy Fund II1	61,417	$1,534,810
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	152,495	1,520,378
Total Mutual Funds
(Cost $2,973,832)		3,055,188

	Face Amount
FEDERAL AGENCY NOTES†† - 53.7%
Freddie Mac
0.32% due 10/20/22	$6,050,000	6,050,006
Federal Home Loan Bank
0.02% due 09/03/21	1,500,000	1,499,854
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	750,000	752,061
0.32% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[2]	500,000	501,104
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	240,000	240,789
Farmer Mac
0.06% (3 Month USD LIBOR - 0.10%, Rate Floor: 0.00%) due 11/22/21[2]	1,000,000	1,000,011
Total Federal Agency Notes
(Cost $10,042,340)		10,043,825

U.S. GOVERNMENT SECURITIES†† - 10.9%
U.S. Treasury Note
2.00% due 07/31/22	2,000,000	2,040,938
Total U.S. Government Securities
(Cost $2,040,707)		2,040,938

U.S. TREASURY BILLS†† - 7.6%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	1,000,000	999,765
0.01% due 08/03/21[4,5]	274,000	273,988
0.03% due 12/09/21[4]	150,000	149,965
Total U.S. Treasury Bills
(Cost $1,423,806)		1,423,718

REPURCHASE AGREEMENTS††,6 - 23.3%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[3]	2,446,809	2,446,809
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[3]	963,307	963,307
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[3]	944,418	944,418
Total Repurchase Agreements
(Cost $4,354,534)		4,354,534
Total Investments - 111.9%
(Cost $20,835,219)		$20,918,203
Other Assets & Liabilities, net - (11.9)%		(2,221,445)
Total Net Assets - 100.0%		$18,696,758

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	13	Sep 2021	$3,781,310	$(144,838)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	(0.34)% (1 Week USD LIBOR + 0.25%)	At Maturity	07/15/21	56	$821,943	$(27,153)
BNP Paribas	NASDAQ-100 Index	(0.24)% (1 Month USD LIBOR + 0.15%)	At Maturity	07/15/21	412	5,997,957	(351,137)
Barclays Bank plc	NASDAQ-100 Index	(0.44)% (1 Week USD LIBOR + 0.35%)	At Maturity	07/14/21	557	8,107,602	(499,704)
						$14,927,502	$(877,994)

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[6]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$3,055,188	$—	$—	$3,055,188
Federal Agency Notes	—	10,043,825	—	10,043,825
U.S. Government Securities	—	2,040,938	—	2,040,938
U.S. Treasury Bills	—	1,423,718	—	1,423,718
Repurchase Agreements	—	4,354,534	—	4,354,534
Total Assets	$3,055,188	$17,863,015	$—	$20,918,203

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$144,838	$—	$—	$144,838
Equity Index Swap Agreements**	—	877,994	—	877,994
Total Liabilities	$144,838	$877,994	$—	$1,022,832

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,534,196	$–	$–	$–	$614	$1,534,810	61,417	$5,452
Guggenheim Ultra Short Duration Fund — Institutional Class	1,518,853	–	–	–	1,525	1,520,378	152,495	3,532
	$3,053,049	$–	$–	$–	$2,139	$3,055,188		$8,984

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
MUTUAL FUNDS† - 44.8%
Guggenheim Strategy Fund II1	51,129	$1,277,717
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	127,491	1,271,085
Total Mutual Funds
(Cost $2,512,853)		2,548,802

	Face Amount
U.S. TREASURY BILLS†† - 4.5%
U.S. Treasury Bills
0.01% due 08/03/21[2]	$131,000	130,994
0.04% due 12/09/21[2,3]	100,000	99,977
0.03% due 12/09/21[2]	25,000	24,994
Total U.S. Treasury Bills
(Cost $255,978)		255,965

FEDERAL AGENCY NOTES†† - 2.1%
Federal Farm Credit Bank
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[4]	120,000	120,394
Total Federal Agency Notes
(Cost $120,000)		120,394

REPURCHASE AGREEMENTS††,5 - 50.2%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[3]	1,606,205	1,606,205
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[3]	632,362	632,362
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[3]	619,962	619,962
Total Repurchase Agreements
(Cost $2,858,529)		2,858,529
Total Investments - 101.6%
(Cost $5,747,360)		$5,783,690
Other Assets & Liabilities, net - (1.6)%		(90,841)
Total Net Assets - 100.0%		$5,692,849

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	0.31% (1 Month USD LIBOR - 0.40%)	At Maturity	07/15/21	236	$545,537	$(13,952)
Barclays Bank plc	Russell 2000 Index	0.41% (1 Week USD LIBOR - 0.50%)	At Maturity	07/14/21	169	389,748	(17,678)
Goldman Sachs International	Russell 2000 Index	(0.04)% (1 Week USD LIBOR - 0.05%)	At Maturity	07/15/21	2,060	4,759,840	(43,329)
						$5,695,125	$(74,959)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[4]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,548,802	$—	$—	$2,548,802
U.S. Treasury Bills	—	255,965	—	255,965
Federal Agency Notes	—	120,394	—	120,394
Repurchase Agreements	—	2,858,529	—	2,858,529
Total Assets	$2,548,802	$3,234,888	$—	$5,783,690

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$74,959	$—	$74,959

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,277,205	$–	$–	$–	$512	$1,277,717	51,129	$4,539
Guggenheim Ultra Short Duration Fund — Institutional Class	1,269,811	–	–	–	1,274	1,271,085	127,491	2,953
	$2,547,016	$–	$–	$–	$1,786	$2,548,802		$7,492

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
MUTUAL FUNDS† - 26.9%
Guggenheim Strategy Fund II1	282,633	$7,063,002
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	527,442	5,258,601
Total Mutual Funds
(Cost $12,230,893)		12,321,603

	Face Amount
FEDERAL AGENCY NOTES†† - 54.6%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$4,500,000	4,512,367
0.09% due 01/06/22	3,500,000	3,500,005
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	3,040,000	3,049,988
0.34% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	3,000,000	3,006,117
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[2]	5,000,000	5,007,213
Freddie Mac
0.32% due 10/20/22	5,000,000	5,000,005
Federal Home Loan Bank
4.00% due 12/24/30	475,000	484,046
3.98% due 09/21/33	475,000	478,876
Total Federal Agency Notes
(Cost $25,012,987)		25,038,617

U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	1,100,000	1,099,742
0.03% due 08/03/21[4,5]	34,000	33,998
Total U.S. Treasury Bills
(Cost $1,133,812)		1,133,740

REPURCHASE AGREEMENTS††,6 - 17.9%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[3]	4,607,101	4,607,101
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[3]	1,813,811	1,813,811
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[3]	1,778,247	1,778,247
Total Repurchase Agreements
(Cost $8,199,159)		8,199,159
Total Investments - 101.9%
(Cost $46,576,851)		$46,693,119
Other Assets & Liabilities, net - (1.9)%		(866,404)
Total Net Assets - 100.0%		$45,826,715

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	95	Sep 2021	$20,360,875	$(40,020)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	(0.14)% (1 Month USD LIBOR + 0.05%)	At Maturity	07/15/21	375	$1,612,288	$(38,082)
Barclays Bank plc	S&P 500 Index	(0.39)% (1 Week USD LIBOR + 0.30%)	At Maturity	07/14/21	495	2,128,185	(54,162)
Goldman Sachs International	S&P 500 Index	(0.44)% (1 Week USD LIBOR + 0.35%)	At Maturity	07/15/21	5,044	21,676,891	(497,756)
						$25,417,364	$(590,000)

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[6]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,321,603	$—	$—	$12,321,603
Federal Agency Notes	—	25,038,617	—	25,038,617
U.S. Treasury Bills	—	1,133,740	—	1,133,740
Repurchase Agreements	—	8,199,159	—	8,199,159
Total Assets	$12,321,603	$34,371,516	$—	$46,693,119

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$40,020	$—	$—	$40,020
Equity Index Swap Agreements**	—	590,000	—	590,000
Total Liabilities	$40,020	$590,000	$—	$630,020

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$7,060,175	$–	$–	$–	$2,827	$7,063,002	282,633	$25,090
Guggenheim Ultra Short Duration Fund — Institutional Class	5,253,327	–	–	–	5,274	5,258,601	527,442	12,216
	$12,313,502	$–	$–	$–	$8,101	$12,321,603		$37,306

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
MUTUAL FUNDS† - 14.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	14,448	$144,047
Guggenheim Strategy Fund II1	5,636	140,838
Total Mutual Funds
(Cost $283,661)		284,885

	Face Amount
U.S. TREASURY BILLS†† - 13.5%
U.S. Treasury Bills
0.01% due 08/03/21[2,3]	$263,000	262,989
Total U.S. Treasury Bills
(Cost $262,997)		262,989

FEDERAL AGENCY NOTES†† - 10.3%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[4]	100,000	100,275
0.34% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[4]	100,000	100,204
Total Federal Agency Notes
(Cost $200,000)		200,479

REPURCHASE AGREEMENTS††,5 - 69.4%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	756,525	756,525
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	297,844	297,844
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	292,003	292,003
Total Repurchase Agreements
(Cost $1,346,372)		1,346,372
Total Investments - 107.9%
(Cost $2,093,030)		$2,094,725
Other Assets & Liabilities, net - (7.9)%		(154,021)
Total Net Assets - 100.0%		$1,940,704

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	27	Sep 2021	$3,885,300	$(24,365)

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	34	Sep 2021	3,828,188	(51,598)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$284,885	$—	$—	$284,885
U.S. Treasury Bills	—	262,989	—	262,989
Federal Agency Notes	—	200,479	—	200,479
Repurchase Agreements	—	1,346,372	—	1,346,372
Total Assets	$284,885	$1,809,840	$—	$2,094,725

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$51,598	$—	$—	$51,598
Equity Futures Contracts**	24,365	—	—	24,365
Total Liabilities	$75,963	$—	$—	$75,963

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$140,782	$–	$–	$–	$56	$140,838	5,636	$500
Guggenheim Ultra Short Duration Fund — Institutional Class	143,902	–	–	–	145	144,047	14,448	335
	$284,684	$–	$–	$–	$201	$284,885		$835

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.2%
Media - 20.4%
Walt Disney Co.*	6,672	$1,172,737
Comcast Corp. — Class A	18,488	1,054,186
Charter Communications, Inc. — Class A*	1,149	828,946
Liberty Broadband Corp. — Class C*	2,235	388,130
ViacomCBS, Inc. — Class B	8,320	376,064
Discovery, Inc. — Class A*,1	10,188	312,568
DISH Network Corp. — Class A*	7,405	309,529
Fox Corp. — Class A	8,092	300,456
Altice USA, Inc. — Class A*	7,653	261,273
News Corp. — Class A	9,871	254,376
Cable One, Inc.	120	229,537
New York Times Co. — Class A	4,220	183,781
Nexstar Media Group, Inc. — Class A	1,129	166,956
World Wrestling Entertainment, Inc. — Class A	2,358	136,505
Total Media		5,975,044
Retail - 16.6%
McDonald's Corp.	3,695	853,508
Starbucks Corp.	6,729	752,370
Chipotle Mexican Grill, Inc. — Class A*	294	455,800
Yum! Brands, Inc.	3,305	380,174
Darden Restaurants, Inc.	2,061	300,886
Domino's Pizza, Inc.	602	280,827
Yum China Holdings, Inc.	4,040	267,650
Restaurant Brands International, Inc.	3,162	203,759
Texas Roadhouse, Inc. — Class A	1,805	173,641
Wendy's Co.	6,350	148,717
Wingstop, Inc.	932	146,911
Shake Shack, Inc. — Class A*	1,363	145,868
Papa John's International, Inc.	1,229	128,357
Cracker Barrel Old Country Store, Inc.	833	123,667
Brinker International, Inc.*	1,845	114,113
Cheesecake Factory, Inc.*	1,984	107,493
Bloomin' Brands, Inc.*	3,815	103,539
Jack in the Box, Inc.	892	99,405
Dave & Buster's Entertainment, Inc.*	2,270	92,162
Total Retail		4,878,847
Internet - 13.7%
Netflix, Inc.*	1,950	1,030,010
Booking Holdings, Inc.*	277	606,101
Roku, Inc.*	1,269	582,788
Sea Ltd. ADR*	1,697	465,996
Spotify Technology S.A.*	1,354	373,149
Tencent Music Entertainment Group ADR*	23,549	364,539
Expedia Group, Inc.*	1,947	318,743
iQIYI, Inc. ADR*	18,990	295,864
Total Internet		4,037,190
Lodging - 10.2%
Marriott International, Inc. — Class A*	3,136	428,127
Las Vegas Sands Corp.*	7,770	409,401
Hilton Worldwide Holdings, Inc.*	3,074	370,786
MGM Resorts International	7,122	303,753
Wynn Resorts Ltd.*	1,987	243,010
Huazhu Group Ltd. ADR*	3,881	204,956
Melco Resorts & Entertainment Ltd. ADR*	11,622	192,576
Hyatt Hotels Corp. — Class A*	2,295	178,184
Boyd Gaming Corp.*	2,831	174,078
Wyndham Hotels & Resorts, Inc.	2,327	168,219
Choice Hotels International, Inc.	1,400	166,404
Travel + Leisure Co.	2,478	147,317
Total Lodging		2,986,811
Entertainment - 8.5%
DraftKings, Inc. — Class A*	5,905	308,064
Caesars Entertainment, Inc.*	2,934	304,403
Live Nation Entertainment, Inc.*	3,310	289,923
Vail Resorts, Inc.*	738	233,592
Penn National Gaming, Inc.*	2,965	226,793
Churchill Downs, Inc.	927	183,787
Scientific Games Corp. — Class A*	2,332	180,590
Marriott Vacations Worldwide Corp.*	1,055	168,061
Madison Square Garden Sports Corp. — Class A*	776	133,914
Six Flags Entertainment Corp.*	2,943	127,373
SeaWorld Entertainment, Inc.*	2,546	127,147
AMC Entertainment Holdings, Inc. — Class A*,1	2,004	113,587
Cinemark Holdings, Inc.*	4,833	106,084
Total Entertainment		2,503,318
Software - 8.3%
Activision Blizzard, Inc.	5,973	570,063
Electronic Arts, Inc.	2,937	422,429
Bilibili, Inc. ADR*	3,008	366,495
NetEase, Inc. ADR	2,965	341,716
Take-Two Interactive Software, Inc.*	1,708	302,350
HUYA, Inc. ADR*,1	11,970	211,271
Skillz, Inc.*,1	9,452	205,297
Total Software		2,419,621
Leisure Time - 8.1%
Peloton Interactive, Inc. — Class A*	3,424	424,644
Carnival Corp.*	12,916	340,466
Royal Caribbean Cruises Ltd.*	3,550	302,744
Norwegian Cruise Line Holdings Ltd.*,1	7,816	229,869
Polaris, Inc.	1,411	193,251
Brunswick Corp.	1,896	188,880
YETI Holdings, Inc.*	2,053	188,506
Harley-Davidson, Inc.	3,838	175,857
Planet Fitness, Inc. — Class A*	2,235	168,184
Callaway Golf Co.*	4,876	164,467
Total Leisure Time		2,376,868
Beverages - 5.7%
Constellation Brands, Inc. — Class A	1,893	442,754

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Beverages - 5.7% (continued)
Brown-Forman Corp. — Class B	5,186	$388,639
Boston Beer Company, Inc. — Class A*	234	238,867
Molson Coors Beverage Co. — Class B*	4,074	218,733
Anheuser-Busch InBev S.A. ADR	2,746	197,739
Diageo plc ADR	1,001	191,882
Total Beverages		1,678,614
Agriculture - 5.6%
Philip Morris International, Inc.	8,166	809,332
Altria Group, Inc.	12,999	619,793
British American Tobacco plc ADR	5,061	198,948
Total Agriculture		1,628,073
Toys, Games & Hobbies - 1.4%
Hasbro, Inc.	2,532	239,324
Mattel, Inc.*	8,788	176,639
Total Toys, Games & Hobbies		415,963
Food Service - 0.7%
Aramark	5,400	201,150
Total Common Stocks
(Cost $20,057,735)		29,101,499

RIGHTS††† - 0.0%
Media - 0.0%
Nexstar Media Group, Inc.*	8,160	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$113,178	113,178
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	44,558	44,558
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	43,685	43,685
Total Repurchase Agreements
(Cost $201,421)		201,421

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	708,042	708,042
Total Securities Lending Collateral
(Cost $708,042)		708,042
Total Investments - 102.3%
(Cost $20,967,198)		$30,010,962
Other Assets & Liabilities, net - (2.3)%		(668,550)
Total Net Assets - 100.0%		$29,342,412

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$29,101,499	$—	$—		$29,101,499
Rights	—	—	—	*	—
Repurchase Agreements	—	201,421	—		201,421
Securities Lending Collateral	708,042	—	—		708,042
Total Assets	$29,809,541	$201,421	$—		$30,010,962

*	Security has a market value of $0.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.7%
Financial - 19.1%
Berkshire Hathaway, Inc. — Class B*,1	652	$181,204
Aflac, Inc.[1]	2,051	110,057
Hanover Insurance Group, Inc.	795	107,834
Allstate Corp.[1]	815	106,309
Synchrony Financial	2,158	104,706
Raymond James Financial, Inc.	769	99,893
Highwoods Properties, Inc. REIT[1]	2,194	99,103
Mercury General Corp.	1,469	95,411
Brandywine Realty Trust REIT[1]	6,664	91,364
Old Republic International Corp.	3,609	89,900
Healthcare Realty Trust, Inc. REIT	2,956	89,271
Safety Insurance Group, Inc.	1,056	82,664
Progressive Corp.	806	79,157
Discover Financial Services	648	76,652
Jefferies Financial Group, Inc.	2,022	69,152
Marsh & McLennan Companies, Inc.	463	65,135
Travelers Companies, Inc.[1]	433	64,824
Markel Corp.*	54	64,082
Enstar Group Ltd.*	267	63,792
Everest Re Group Ltd.	251	63,254
Evercore, Inc. — Class A	439	61,798
Arch Capital Group Ltd.*	1,573	61,253
Capital One Financial Corp.	394	60,948
Associated Banc-Corp.	2,889	59,167
Brighthouse Financial, Inc.*	1,291	58,792
Houlihan Lokey, Inc.	688	56,272
Essent Group Ltd.	1,238	55,648
Interactive Brokers Group, Inc. — Class A	838	55,082
Cboe Global Markets, Inc.	454	54,049
Federated Hermes, Inc. — Class B	1,581	53,612
AMERISAFE, Inc.	841	50,199
Janus Henderson Group plc	1,253	48,629
BankUnited, Inc.	1,091	46,575
SEI Investments Co.	749	46,416
RenaissanceRe Holdings Ltd.	308	45,837
Radian Group, Inc.	1,988	44,233
Affiliated Managers Group, Inc.	283	43,641
Cincinnati Financial Corp.	356	41,517
Goldman Sachs Group, Inc.	108	40,989
OneMain Holdings, Inc.	668	40,020
First American Financial Corp.	629	39,218
JPMorgan Chase & Co.	246	38,263
Citigroup, Inc.	520	36,790
Stewart Information Services Corp.	638	36,168
MGIC Investment Corp.	2,320	31,552
Western Union Co.	1,359	31,216
Sabra Health Care REIT, Inc.	1,686	30,685
Brown & Brown, Inc.	568	30,183
W R Berkley Corp.	397	29,549
Visa, Inc. — Class A	125	29,227
Mastercard, Inc. — Class A	80	29,207
Artisan Partners Asset Management, Inc. — Class A	545	27,697
Lexington Realty Trust REIT	2,292	27,389
Total Financial		3,245,585
Consumer, Non-cyclical - 16.6%
Johnson & Johnson[1]	1,064	175,283
Merck & Company, Inc.[1]	2,164	168,294
Gilead Sciences, Inc.[1]	2,102	144,744
Bristol-Myers Squibb Co.[1]	2,092	139,787
Amgen, Inc.[1]	503	122,606
Thermo Fisher Scientific, Inc.[1]	206	103,921
Pfizer, Inc.[1]	2,411	94,415
Bio-Rad Laboratories, Inc. — Class A*	143	92,133
Regeneron Pharmaceuticals, Inc.*,1	162	90,484
Molson Coors Beverage Co. — Class B*,1	1,643	88,213
Hershey Co.	431	75,072
John B Sanfilippo & Son, Inc.	839	74,310
Hologic, Inc.*	1,071	71,457
McKesson Corp.[1]	369	70,568
United Therapeutics Corp.*	392	70,329
Incyte Corp.*,1	795	66,883
Vertex Pharmaceuticals, Inc.*	281	56,658
Vector Group Ltd.[1]	3,989	56,404
Prestige Consumer Healthcare, Inc.*	1,065	55,487
PerkinElmer, Inc.	350	54,044
Eagle Pharmaceuticals, Inc.*	1,251	53,543
H&R Block, Inc.	2,153	50,552
Humana, Inc.	114	50,470
Quest Diagnostics, Inc.	381	50,281
PepsiCo, Inc.[1]	333	49,340
Abbott Laboratories	419	48,575
Chemed Corp.	102	48,399
Blueprint Medicines Corp.*	537	47,235
Innoviva, Inc.*	3,028	40,605
Laboratory Corporation of America Holdings*	144	39,722
Coherus Biosciences, Inc.*	2,740	37,894
Hill-Rom Holdings, Inc.	321	36,462
Grand Canyon Education, Inc.*	374	33,649
Vanda Pharmaceuticals, Inc.*	1,560	33,556
Masimo Corp.*	132	32,003
PayPal Holdings, Inc.*	108	31,480
Exelixis, Inc.*	1,686	30,719
Bruker Corp.	402	30,544
Zoetis, Inc.	161	30,004
Philip Morris International, Inc.[1]	300	29,733
UnitedHealth Group, Inc.	74	29,632
Procter & Gamble Co.[1]	219	29,550
HCA Healthcare, Inc.	140	28,944
Baxter International, Inc.	358	28,819
J M Smucker Co.[1]	214	27,728
Total Consumer, Non-cyclical		2,820,531
Industrial - 14.1%
Toro Co.	1,392	152,953
Donaldson Company, Inc.[1]	1,927	122,422
MDU Resources Group, Inc.[1]	3,845	120,502
Garmin Ltd.	749	108,335

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Industrial - 14.1% (continued)
Vishay Intertechnology, Inc.[1]	4,109	$92,658
Watts Water Technologies, Inc. — Class A	631	92,069
Eagle Materials, Inc.	644	91,519
Mettler-Toledo International, Inc.*	58	80,350
3M Co.[1]	400	79,452
Oshkosh Corp.[1]	610	76,030
OSI Systems, Inc.*	739	75,112
Northrop Grumman Corp.[1]	186	67,598
Masco Corp.[1]	1,130	66,568
Snap-on, Inc.[1]	288	64,348
Parker-Hannifin Corp.[1]	202	62,036
Agilent Technologies, Inc.	419	61,933
Owens Corning	558	54,628
Waters Corp.*	155	53,570
Timken Co.	660	53,190
Fortive Corp.	751	52,375
Louisiana-Pacific Corp.	836	50,403
Huntington Ingalls Industries, Inc.	218	45,943
Lennox International, Inc.	126	44,201
Lincoln Electric Holdings, Inc.[1]	331	43,596
Carlisle Companies, Inc.	223	42,678
Keysight Technologies, Inc.*	274	42,308
Sealed Air Corp.	689	40,823
Acuity Brands, Inc.	214	40,024
Hillenbrand, Inc.	906	39,937
AGCO Corp.	295	38,462
Boise Cascade Co.	649	37,869
Sanmina Corp.*	971	37,830
Lockheed Martin Corp.[1]	97	36,700
Sturm Ruger & Company, Inc.	380	34,192
Worthington Industries, Inc.	552	33,771
A O Smith Corp.	442	31,851
Pentair plc	461	31,113
Graco, Inc.	405	30,659
Berry Global Group, Inc.*	442	28,827
Arrow Electronics, Inc.*	239	27,205
Total Industrial		2,386,040
Technology - 13.9%
Microsoft Corp.[1]	991	268,462
Apple, Inc.[1]	1,324	181,335
CSG Systems International, Inc.	3,085	145,550
Activision Blizzard, Inc.	1,192	113,765
Cadence Design Systems, Inc.*	756	103,436
Texas Instruments, Inc.[1]	524	100,765
Electronic Arts, Inc.	642	92,339
Rambus, Inc.*	3,192	75,682
Broadcom, Inc.[1]	154	73,434
Cerner Corp.[1]	931	72,767
CDK Global, Inc.[1]	1,360	67,578
HP, Inc.[1]	2,202	66,479
Seagate Technology Holdings plc[1]	731	64,277
Intel Corp.[1]	1,064	59,733
Take-Two Interactive Software, Inc.*	332	58,771
Cirrus Logic, Inc.*	677	57,626
Cognizant Technology Solutions Corp. — Class A	809	56,031
Progress Software Corp.	1,079	49,904
Kulicke & Soffa Industries, Inc.	785	48,042
NetApp, Inc.	587	48,028
International Business Machines Corp.[1]	324	47,495
QUALCOMM, Inc.	303	43,308
Lumentum Holdings, Inc.*	509	41,753
Paychex, Inc.	347	37,233
Qorvo, Inc.*	185	36,195
Synaptics, Inc.*	212	32,983
MAXIMUS, Inc.	373	32,813
NVIDIA Corp.	41	32,804
Synopsys, Inc.*	112	30,888
Accenture plc — Class A	103	30,363
KLA Corp.	93	30,152
Dropbox, Inc. — Class A*	994	30,128
ExlService Holdings, Inc.*	283	30,072
Oracle Corp.[1]	359	27,945
NetScout Systems, Inc.*	963	27,484
Adobe, Inc.*	36	21,083
salesforce.com, Inc.*	82	20,030
Total Technology		2,356,733
Consumer, Cyclical - 11.4%
AutoZone, Inc.*,1	106	158,175
O'Reilly Automotive, Inc.*,1	251	142,119
Gentex Corp.[1]	3,734	123,558
Lowe's Companies, Inc.	631	122,395
Yum! Brands, Inc.	1,064	122,392
Cummins, Inc.[1]	345	84,114
Allison Transmission Holdings, Inc.[1]	2,034	80,831
WW Grainger, Inc.[1]	179	78,402
Dolby Laboratories, Inc. — Class A	702	69,000
Brunswick Corp.	687	68,439
MSC Industrial Direct Company, Inc. — Class A1	751	67,387
Best Buy Company, Inc.	543	62,434
Gentherm, Inc.*,1	844	59,967
PulteGroup, Inc.	1,063	58,008
Carter's, Inc.	530	54,680
AutoNation, Inc.*,1	576	54,611
Murphy USA, Inc.	401	53,481
Whirlpool Corp.	229	49,926
Polaris, Inc.	340	46,566
NVR, Inc.*	8	39,786
Meritage Homes Corp.*	374	35,186
Lennar Corp. — Class A	347	34,474
Deckers Outdoor Corp.*	89	34,182
Tesla, Inc.*	48	32,626
Dick's Sporting Goods, Inc.	303	30,358
LKQ Corp.*	616	30,320
Home Depot, Inc.[1]	95	30,295
Genuine Parts Co.	239	30,226
Target Corp.	125	30,217
Fastenal Co.	558	29,016
Tri Pointe Homes, Inc.*	1,341	28,738
Total Consumer, Cyclical		1,941,909
Communications - 10.4%
Alphabet, Inc. — Class C*,1	105	263,164
Verizon Communications, Inc.[1]	2,728	152,850

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Communications - 10.4% (continued)
VeriSign, Inc.*,1	631	$143,672
Viavi Solutions, Inc.*,1	7,298	128,883
Amazon.com, Inc.*,1	37	127,286
Omnicom Group, Inc.[1]	1,514	121,105
Cisco Systems, Inc.[1]	2,086	110,558
Facebook, Inc. — Class A*,1	244	84,841
Cogent Communications Holdings, Inc.	860	66,125
Juniper Networks, Inc.[1]	2,198	60,115
Telephone & Data Systems, Inc.[1]	2,481	56,219
TEGNA, Inc.	2,960	55,530
Motorola Solutions, Inc.	240	52,044
InterDigital, Inc.	630	46,009
F5 Networks, Inc.*	216	40,319
Comcast Corp. — Class A1	684	39,002
Nexstar Media Group, Inc. — Class A	260	38,449
Ciena Corp.*	672	38,230
World Wrestling Entertainment, Inc. — Class A	659	38,149
Fox Corp. — Class A	973	36,127
Yelp, Inc. — Class A*	738	29,491
Walt Disney Co.*	166	29,178
AT&T, Inc.[1]	572	16,462
Total Communications		1,773,808
Utilities - 9.5%
CMS Energy Corp.	2,147	126,845
Southern Co.[1]	2,092	126,587
Public Service Enterprise Group, Inc.[1]	2,115	126,350
UGI Corp.[1]	2,682	124,203
IDACORP, Inc.[1]	1,273	124,117
DTE Energy Co.	948	122,861
MGE Energy, Inc.	1,561	116,201
American States Water Co.	1,388	110,429
Chesapeake Utilities Corp.	752	90,488
New Jersey Resources Corp.	2,169	85,827
Sempra Energy[1]	633	83,860
American Water Works Company, Inc.	508	78,298
Pinnacle West Capital Corp.[1]	933	76,478
Avista Corp.	1,495	63,792
WEC Energy Group, Inc.	710	63,154
National Fuel Gas Co.	1,014	52,982
Portland General Electric Co.	995	45,850
Total Utilities		1,618,322
Basic Materials - 1.4%
Reliance Steel & Aluminum Co.	473	71,376
NewMarket Corp.	178	57,312
Commercial Metals Co.	1,301	39,967
Ingevity Corp.*	485	39,460
Celanese Corp. — Class A	192	29,107
Total Basic Materials		237,222
Energy - 1.3%
Williams Companies, Inc.	2,443	64,862
Kinder Morgan, Inc.	3,422	62,383
Antero Midstream Corp.	3,577	37,165
Chevron Corp.	272	28,489
Equitrans Midstream Corp.	3,100	26,381
Total Energy		219,280
Total Common Stocks
(Cost $14,581,003)		16,599,430

MONEY MARKET FUND† - 7.8%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio, — Institutional Class 0.01%[2]	1,320,336	1,320,336
Total Money Market Fund
(Cost $1,320,336)		1,320,336
Total Investments - 105.5%
(Cost $15,901,339)		$17,919,766
Other Assets & Liabilities, net - (5.5)%		(937,257)
Total Net Assets - 100.0%		$16,982,509

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.50% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	$6,077,132	$465,996

Goldman Sachs International	GS Equity Custom Basket	0.55% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	6,046,770	461,520
					$12,123,902	$927,516
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.20%) (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	$7,387,624	$(348,178)
Goldman Sachs International	GS Equity Custom Basket	(0.10%) (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$7,623,416	$(353,221)
					$15,011,040	$(701,399)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Berkshire Hathaway, Inc. — Class B	241	1.12%	$7,889
Allstate Corp.	301	0.65%	7,733
Synchrony Financial	797	0.64%	6,005
JPMorgan Chase & Co.	91	0.23%	4,474
Aflac, Inc.	758	0.67%	4,318
Travelers Companies, Inc.	160	0.40%	3,348
Mercury General Corp.	542	0.58%	2,411
Highwoods Properties, Inc.	811	0.61%	2,261
Visa, Inc. — Class A	46	0.18%	2,025
Jefferies Financial Group, Inc.	747	0.42%	1,550
Progressive Corp.	298	0.48%	1,450
Western Union Co.	502	0.19%	1,135
Cboe Global Markets, Inc.	167	0.33%	956
Mastercard, Inc. — Class A	29	0.18%	933
Federated Hermes, Inc. — Class B	584	0.33%	913
Houlihan Lokey, Inc.	254	0.34%	658
Marsh & McLennan Companies, Inc.	171	0.40%	407
Brown & Brown, Inc.	210	0.18%	242
Sabra Health Care REIT, Inc.	623	0.19%	212
Interactive Brokers Group, Inc. — Class A	309	0.34%	129
OneMain Holdings, Inc.	246	0.24%	115
Janus Henderson Group plc	463	0.30%	(90)
Arch Capital Group Ltd.	581	0.37%	(142)
SEI Investments Co.	276	0.28%	(172)
Evercore, Inc. — Class A	162	0.38%	(175)
W R Berkley Corp.	146	0.18%	(209)
RenaissanceRe Holdings Ltd.	114	0.28%	(237)
Everest Re Group Ltd.	93	0.39%	(248)
Raymond James Financial, Inc.	284	0.61%	(281)
Markel Corp.	20	0.39%	(386)
Brighthouse Financial, Inc.	477	0.36%	(522)
Radian Group, Inc.	734	0.27%	(532)
Citigroup, Inc.	192	0.22%	(579)
Artisan Partners Asset Management, Inc. — Class A	201	0.17%	(599)
Stewart Information Services Corp.	236	0.22%	(640)
Cincinnati Financial Corp.	131	0.25%	(679)
Affiliated Managers Group, Inc.	104	0.27%	(718)
MGIC Investment Corp.	857	0.19%	(763)
First American Financial Corp.	232	0.24%	(798)
Capital One Financial Corp.	145	0.37%	(807)
AMERISAFE, Inc.	310	0.31%	(812)
Lexington Realty Trust	847	0.17%	(838)
Enstar Group Ltd.	98	0.39%	(859)
Safety Insurance Group, Inc.	390	0.50%	(896)
Brandywine Realty Trust	2,462	0.56%	(960)
Hanover Insurance Group, Inc.	294	0.66%	(1,102)
Essent Group Ltd.	457	0.34%	(1,284)
Discover Financial Services	239	0.47%	(1,299)
BankUnited, Inc.	403	0.28%	(1,485)
Old Republic International Corp.	1,333	0.55%	(1,880)
Associated Banc-Corp.	1,067	0.36%	(2,000)
Healthcare Realty Trust, Inc.	1,092	0.55%	(2,113)
Total Financial			25,059
Communications
Alphabet, Inc. — Class C	39	1.62%	21,696
Amazon.com, Inc.	13	0.74%	14,844
Facebook, Inc. — Class A	90	0.52%	11,620
Viavi Solutions, Inc.	2,697	0.79%	9,908
Cisco Systems, Inc.	771	0.68%	8,547
VeriSign, Inc.	233	0.88%	5,567
Motorola Solutions, Inc.	89	0.32%	4,740
Juniper Networks, Inc.	812	0.37%	4,028
Ciena Corp.	248	0.23%	3,148
Comcast Corp. — Class A	252	0.24%	2,689
Walt Disney Co.	61	0.18%	1,374
Omnicom Group, Inc.	559	0.74%	1,230
InterDigital, Inc.	233	0.28%	270
Cogent Communications Holdings, Inc.	317	0.40%	105
Yelp, Inc. — Class A	272	0.18%	(82)
Fox Corp. — Class A	359	0.22%	(254)
TEGNA, Inc.	1,094	0.34%	(414)
F5 Networks, Inc.	80	0.25%	(419)
Nexstar Media Group, Inc. — Class A	96	0.23%	(469)
Verizon Communications, Inc.	726	0.67%	(528)
AT&T, Inc.	211	0.10%	(703)
World Wrestling Entertainment, Inc. — Class A	243	0.23%	(998)
Telephone & Data Systems, Inc.	916	0.34%	(1,811)
Total Communications			84,088
Consumer, Non-cyclical
Molson Coors Beverage Co. — Class B	607	0.54%	8,593
McKesson Corp.	136	0.43%	7,975
Amgen, Inc.	186	0.75%	7,064
Johnson & Johnson	285	0.78%	6,514
United Therapeutics Corp.	145	0.43%	5,087
Thermo Fisher Scientific, Inc.	76	0.63%	4,618
H&R Block, Inc.	795	0.31%	4,413
Laboratory Corporation of America Holdings	53	0.24%	3,874
Prestige Consumer Healthcare, Inc.	393	0.34%	3,163
Regeneron Pharmaceuticals, Inc.	60	0.55%	3,127
PayPal Holdings, Inc.	40	0.19%	3,042

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Bristol-Myers Squibb Co.	773	0.85%	$2,936
UnitedHealth Group, Inc.	27	0.18%	2,887
Philip Morris International, Inc.	111	0.18%	2,579
Bio-Rad Laboratories, Inc. — Class A	53	0.56%	2,329
Vector Group Ltd.	878	0.21%	2,128
Procter & Gamble Co.	81	0.18%	2,070
J M Smucker Co.	79	0.17%	2,064
Abbott Laboratories	154	0.30%	1,932
Hill-Rom Holdings, Inc.	118	0.22%	1,725
Pfizer, Inc.	891	0.58%	1,641
Hershey Co.	159	0.46%	1,604
Humana, Inc.	42	0.31%	1,598
Quest Diagnostics, Inc.	141	0.31%	1,384
Vanda Pharmaceuticals, Inc.	576	0.20%	1,320
Merck & Company, Inc.	558	0.72%	1,307
Masimo Corp.	49	0.20%	1,053
PerkinElmer, Inc.	129	0.33%	1,043
PepsiCo, Inc.	123	0.30%	960
Eagle Pharmaceuticals, Inc.	462	0.33%	759
Innoviva, Inc.	1,119	0.25%	742
Vertex Pharmaceuticals, Inc.	103	0.34%	630
Bruker Corp.	148	0.19%	439
HCA Healthcare, Inc.	51	0.17%	432
Blueprint Medicines Corp.	198	0.29%	383
Zoetis, Inc.	59	0.18%	360
Incyte Corp.	293	0.41%	276
Organon & Co.	1	0.00%	(4)
Hologic, Inc.	396	0.44%	(133)
Gilead Sciences, Inc.	776	0.88%	(184)
Chemed Corp.	37	0.29%	(213)
Baxter International, Inc.	132	0.18%	(306)
Grand Canyon Education, Inc.	138	0.21%	(437)
John B Sanfilippo & Son, Inc.	310	0.45%	(554)
Coherus Biosciences, Inc.	1,012	0.23%	(625)
Exelixis, Inc.	623	0.19%	(2,947)
Total Consumer, Non-cyclical			88,648
Consumer, Cyclical
Gentherm, Inc.	312	0.37%	8,809
AutoZone, Inc.	39	0.96%	8,092
AutoNation, Inc.	212	0.33%	5,018
Brunswick Corp.	254	0.42%	5,007
O'Reilly Automotive, Inc.	92	0.86%	4,941
Cummins, Inc.	127	0.51%	4,750
Home Depot, Inc.	35	0.18%	2,993
Genuine Parts Co.	88	0.18%	2,724
MSC Industrial Direct Company, Inc. — Class A	277	0.41%	2,646
PulteGroup, Inc.	392	0.35%	2,589
Lowe's Companies, Inc.	233	0.75%	2,584
Lennar Corp. — Class A	128	0.21%	2,226
Dolby Laboratories, Inc. — Class A	259	0.42%	2,045
Gentex Corp.	1,380	0.76%	1,895
Deckers Outdoor Corp.	32	0.20%	1,618
Polaris, Inc.	125	0.28%	952
NVR, Inc.	3	0.25%	870
Target Corp.	46	0.18%	410
WW Grainger, Inc.	66	0.48%	372
Best Buy Company, Inc.	200	0.38%	78
Dick's Sporting Goods, Inc.	112	0.19%	66
LKQ Corp.	227	0.18%	(83)
Fastenal Co.	206	0.18%	(139)
Carter's, Inc.	196	0.33%	(283)
Tri Pointe Homes, Inc.	495	0.18%	(342)
Whirlpool Corp.	84	0.30%	(594)
Meritage Homes Corp.	138	0.21%	(599)
Murphy USA, Inc.	148	0.33%	(780)
Allison Transmission Holdings, Inc.	751	0.49%	(1,201)
Tesla, Inc.	18	0.20%	(1,674)
Yum! Brands, Inc.	393	0.75%	(1,762)
Total Consumer, Cyclical			53,228
Energy
Antero Midstream Corp.	1,322	0.23%	(223)
Chevron Corp.	100	0.17%	(344)
Williams Companies, Inc.	903	0.40%	(1,140)
Kinder Morgan, Inc.	1,264	0.38%	(1,199)
Equitrans Midstream Corp.	1,145	0.16%	(1,311)
Total Energy			(4,217)
Utilities
UGI Corp.	991	0.76%	8,321
Public Service Enterprise Group, Inc.	781	0.77%	1,948
Southern Co.	773	0.77%	1,215
IDACORP, Inc.	470	0.76%	593
Pinnacle West Capital Corp.	344	0.47%	521
Chesapeake Utilities Corp.	277	0.55%	(15)
Sempra Energy	234	0.51%	(502)
WEC Energy Group, Inc.	262	0.39%	(931)
American Water Works Company, Inc.	187	0.48%	(1,011)
CMS Energy Corp.	793	0.77%	(1,016)
MGE Energy, Inc.	577	0.71%	(1,023)
National Fuel Gas Co.	375	0.32%	(1,055)
DTE Energy Co.	350	0.75%	(1,186)
American States Water Co.	513	0.67%	(1,303)
Avista Corp.	552	0.39%	(1,683)
Portland General Electric Co.	368	0.28%	(1,721)
New Jersey Resources Corp.	801	0.52%	(3,450)
Total Utilities			(2,298)
Industrial
Owens Corning	206	0.33%	7,887
Oshkosh Corp.	225	0.46%	7,541
AGCO Corp.	109	0.24%	6,951
Acuity Brands, Inc.	79	0.24%	6,923
Snap-on, Inc.	106	0.39%	6,860
Waters Corp.	57	0.33%	5,922
Vishay Intertechnology, Inc.	1,518	0.57%	5,192
3M Co.	148	0.49%	4,794
Timken Co.	244	0.33%	4,512
Mettler-Toledo International, Inc.	21	0.48%	3,775

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Lincoln Electric Holdings, Inc.	122	0.27%	$3,617
Arrow Electronics, Inc.	88	0.17%	3,402
Northrop Grumman Corp.	68	0.41%	3,231
Agilent Technologies, Inc.	155	0.38%	2,823
Lennox International, Inc.	46	0.27%	2,763
Toro Co.	514	0.93%	2,023
Sealed Air Corp.	254	0.25%	1,988
Donaldson Company, Inc.	712	0.75%	1,615
Sturm Ruger & Company, Inc.	140	0.21%	1,544
Berry Global Group, Inc.	163	0.18%	1,430
Lockheed Martin Corp.	35	0.22%	1,202
OSI Systems, Inc.	273	0.46%	978
Masco Corp.	417	0.41%	888
Watts Water Technologies, Inc. — Class A	233	0.56%	799
Keysight Technologies, Inc.	101	0.26%	734
Parker-Hannifin Corp.	74	0.38%	625
A O Smith Corp.	163	0.19%	584
Graco, Inc.	149	0.19%	362
Carlisle Companies, Inc.	82	0.26%	228
Garmin Ltd.	277	0.66%	164
Pentair plc	170	0.19%	76
Huntington Ingalls Industries, Inc.	80	0.28%	(50)
Fortive Corp.	277	0.32%	(237)
Louisiana-Pacific Corp.	309	0.31%	(245)
Sanmina Corp.	359	0.23%	(451)
Worthington Industries, Inc.	204	0.21%	(747)
Boise Cascade Co.	239	0.23%	(917)
Hillenbrand, Inc.	334	0.24%	(1,656)
Eagle Materials, Inc.	238	0.56%	(2,106)
MDU Resources Group, Inc.	1,421	0.74%	(2,924)
Total Industrial			82,100
Technology
Apple, Inc.	489	1.11%	30,193
Microsoft Corp.	366	1.64%	25,032
Kulicke & Soffa Industries, Inc.	290	0.29%	9,935
Seagate Technology Holdings plc	270	0.39%	9,907
NetApp, Inc.	217	0.29%	7,745
HP, Inc.	813	0.41%	7,728
Texas Instruments, Inc.	193	0.61%	6,860
KLA Corp.	34	0.18%	4,739
Rambus, Inc.	1,179	0.46%	4,521
NVIDIA Corp.	15	0.20%	4,123
CDK Global, Inc.	502	0.41%	3,353
Oracle Corp.	132	0.17%	3,162
International Business Machines Corp.	120	0.29%	3,117
Cerner Corp.	344	0.44%	2,839
Adobe, Inc.	13	0.13%	2,822
Cirrus Logic, Inc.	250	0.35%	2,640
QUALCOMM, Inc.	112	0.26%	2,503
Cadence Design Systems, Inc.	279	0.63%	2,226
Broadcom, Inc.	56	0.44%	2,178
Dropbox, Inc. — Class A	367	0.18%	2,058
Intel Corp.	393	0.36%	1,803
CSG Systems International, Inc.	1,140	0.89%	1,691
Qorvo, Inc.	68	0.22%	1,647
Paychex, Inc.	128	0.23%	1,474
Accenture plc — Class A	38	0.19%	1,410
Synaptics, Inc.	78	0.20%	1,230
Synopsys, Inc.	41	0.19%	1,030
Lumentum Holdings, Inc.	188	0.26%	230
salesforce.com, Inc.	30	0.12%	145
ExlService Holdings, Inc.	104	0.18%	117
Electronic Arts, Inc.	237	0.56%	(313)
Progress Software Corp.	398	0.30%	(605)
MAXIMUS, Inc.	138	0.20%	(769)
NetScout Systems, Inc.	355	0.17%	(798)
Take-Two Interactive Software, Inc.	123	0.36%	(1,091)
Activision Blizzard, Inc.	440	0.69%	(1,203)
Cognizant Technology Solutions Corp. — Class A	299	0.34%	(1,779)
Total Technology			141,900
Basic Materials
Arconic Corp.	1	0.00%	10
Ingevity Corp.	179	0.24%	(407)
Celanese Corp. — Class A	71	0.18%	(635)
NewMarket Corp.	65	0.35%	(903)
Commercial Metals Co.	481	0.24%	(1,231)
Reliance Steel & Aluminum Co.	174	0.43%	(3,822)
Total Basic Materials			(6,988)
Total GS Equity Long Custom Basket			$461,520

GS EQUITY SHORT CUSTOM BASKET
Financial
JBG SMITH Properties	3,478	(1.45)%	4,874
Lincoln National Corp.	882	(0.73)%	4,413
Alexandria Real Estate Equities, Inc.	353	(0.84)%	3,770
American International Group, Inc.	846	(0.53)%	3,758
U.S. Bancorp	1,756	(1.31)%	3,620
Truist Financial Corp.	1,434	(1.04)%	3,610
Prudential Financial, Inc.	982	(1.32)%	3,131
Comerica, Inc.	586	(0.55)%	1,466
Bank of America Corp.	2,513	(1.36)%	1,308
UDR, Inc.	2,277	(1.46)%	1,297
State Street Corp.	860	(0.93)%	1,290
Equitable Holdings, Inc.	1,473	(0.59)%	1,032
CyrusOne, Inc.	633	(0.59)%	1,011
Mid-America Apartment Communities, Inc.	354	(0.78)%	922
Global Net Lease, Inc.	1,755	(0.43)%	804
Ryman Hospitality Properties, Inc.	376	(0.39)%	739
Wells Fargo & Co.	559	(0.33)%	131
SBA Communications Corp.	90	(0.38)%	(165)
Crown Castle International Corp.	244	(0.62)%	(209)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Bank of New York Mellon Corp.	510	(0.34)%	$(463)
Host Hotels & Resorts, Inc.	3,476	(0.78)%	(676)
Digital Realty Trust, Inc.	514	(1.01)%	(1,396)
Welltower, Inc.	590	(0.64)%	(2,301)
American Homes 4 Rent — Class A	945	(0.48)%	(2,977)
Federal Realty Investment Trust	312	(0.48)%	(3,048)
Charles Schwab Corp.	1,354	(1.29)%	(3,488)
Americold Realty Trust	2,262	(1.12)%	(3,853)
Invitation Homes, Inc.	1,472	(0.72)%	(4,109)
Healthpeak Properties, Inc.	3,139	(1.37)%	(4,803)
American Tower Corp. — Class A	122	(0.43)%	(8,142)
Howard Hughes Corp.	478	(0.61)%	(9,635)
Rayonier, Inc.	1,636	(0.77)%	(10,194)
Prologis, Inc.	618	(0.97)%	(12,086)
Equinix, Inc.	111	(1.17)%	(12,405)
Brookline Bancorp, Inc.	3,098	(0.61)%	(12,851)
Loews Corp.	817	(0.59)%	(12,917)
Morgan Stanley	2,572	(3.09)%	(13,081)
Camden Property Trust	561	(0.98)%	(17,878)
Sun Communities, Inc.	504	(1.13)%	(19,912)
Rexford Industrial Realty, Inc.	1,501	(1.12)%	(25,156)
First Republic Bank	660	(1.62)%	(33,720)
Total Financial			(178,289)
Consumer, Non-cyclical
Verisk Analytics, Inc. — Class A	738	(1.69)%	7,865
Archer-Daniels-Midland Co.	1,406	(1.12)%	7,101
ManpowerGroup, Inc.	598	(0.93)%	2,044
CoStar Group, Inc.	760	(0.83)%	1,716
Cooper Companies, Inc.	69	(0.36)%	511
McCormick & Company, Inc.	725	(0.84)%	17
Brink's Co.	451	(0.45)%	(319)
Alnylam Pharmaceuticals, Inc.	158	(0.35)%	(969)
Guardant Health, Inc.	316	(0.51)%	(1,200)
Rollins, Inc.	1,502	(0.67)%	(1,408)
TransUnion	729	(1.05)%	(5,748)
Avalara, Inc.	127	(0.27)%	(7,280)
Cintas Corp.	358	(1.79)%	(10,811)
Equifax, Inc.	276	(0.87)%	(19,869)
Total Consumer, Non-cyclical			(28,350)
Industrial
Jacobs Engineering Group, Inc.	905	(1.58)%	5,960
Ball Corp.	535	(0.57)%	4,487
Stericycle, Inc.	1,560	(1.46)%	4,080
XPO Logistics, Inc.	393	(0.72)%	3,365
Norfolk Southern Corp.	352	(1.23)%	2,221
Exponent, Inc.	347	(0.41)%	2,155
MSA Safety, Inc.	335	(0.73)%	190
US Ecology, Inc.	1,094	(0.54)%	36
FedEx Corp.	174	(0.68)%	(513)
Raytheon Technologies Corp.	1,148	(1.28)%	(714)
United Parcel Service, Inc. — Class B	140	(0.38)%	(792)
Republic Services, Inc. — Class A	1,161	(1.68)%	(1,027)
Boeing Co.	224	(0.70)%	(1,233)
TransDigm Group, Inc.	52	(0.44)%	(2,330)
Waste Management, Inc.	892	(1.64)%	(3,082)
Tetra Tech, Inc.	330	(0.53)%	(8,063)
Ingersoll Rand, Inc.	1,169	(0.75)%	(9,307)
Casella Waste Systems, Inc. — Class A	1,324	(1.10)%	(12,520)
Total Industrial			(17,087)
Utilities
Atmos Energy Corp.	1,038	(1.31)%	5,443
Exelon Corp.	2,164	(1.26)%	4,708
ONE Gas, Inc.	1,377	(1.34)%	4,461
Xcel Energy, Inc.	1,281	(1.11)%	4,162
Black Hills Corp.	667	(0.57)%	2,443
OGE Energy Corp.	1,578	(0.70)%	2,209
CenterPoint Energy, Inc.	1,328	(0.43)%	1,795
Edison International	1,895	(1.44)%	(289)
Total Utilities			24,932
Consumer, Cyclical
JetBlue Airways Corp.	3,746	(0.82)%	6,950
United Airlines Holdings, Inc.	1,466	(1.01)%	6,473
IAA, Inc.	842	(0.60)%	4,207
Delta Air Lines, Inc.	2,354	(1.34)%	1,501
Freshpet, Inc.	326	(0.70)%	1,417
Marriott International, Inc. — Class A	181	(0.32)%	1,238
Hilton Worldwide Holdings, Inc.	287	(0.45)%	927
Alaska Air Group, Inc.	1,245	(0.98)%	(1,890)
Southwest Airlines Co.	1,890	(1.32)%	(6,204)
Copart, Inc.	635	(1.10)%	(16,846)
Total Consumer, Cyclical			(2,227)
Energy
Baker Hughes Co.	1,729	(0.52)%	5,145
Schlumberger N.V.	3,549	(1.49)%	2,152
Phillips 66	281	(0.32)%	167
Pioneer Natural Resources Co.	772	(1.65)%	(4,909)
NOV, Inc.	2,086	(0.42)%	(7,178)
Hess Corp.	599	(0.69)%	(11,641)
ChampionX Corp.	2,338	(0.79)%	(16,936)
Halliburton Co.	5,274	(1.60)%	(21,965)
Ovintiv, Inc.	2,359	(0.97)%	(31,552)
Total Energy			(86,717)
Technology
KBR, Inc.	1,964	(0.98)%	3,364
Leidos Holdings, Inc.	570	(0.76)%	2,819
Blackline, Inc.	165	(0.24)%	747
Clarivate plc	1,461	(0.53)%	(923)
Sailpoint Technologies Holdings, Inc.	370	(0.25)%	(1,087)
Twilio, Inc. — Class A	53	(0.27)%	(1,642)
Tyler Technologies, Inc.	41	(0.24)%	(2,541)
Ceridian HCM Holding, Inc.	391	(0.49)%	(3,161)
Coupa Software, Inc.	146	(0.50)%	(3,370)
Smartsheet, Inc. — Class A	271	(0.26)%	(6,517)
Rapid7, Inc.	403	(0.50)%	(8,447)
HubSpot, Inc.	34	(0.26)%	(10,430)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Technology			$(31,188)
Communications
Anaplan, Inc.	329	(0.23)%	1,196
Okta, Inc.	164	(0.53)%	(148)
Uber Technologies, Inc.	1,078	(0.71)%	(362)
Q2 Holdings, Inc.	566	(0.76)%	(5,990)
Zendesk, Inc.	261	(0.49)%	(10,118)
Liberty Broadband Corp. — Class C	356	(0.81)%	(10,787)
Total Communications			(26,209)
Basic Materials
Linde plc	89	(0.34)%	(956)
Quaker Chemical Corp.	160	(0.50)%	(7,130)
Total Basic Materials			(8,086)
Total GS Equity Short Custom Basket			$(353,221)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Oshkosh Corp.	225	0.48%	$7,999
Owens Corning	206	0.33%	7,873
AGCO Corp.	109	0.23%	6,961
Acuity Brands, Inc.	79	0.24%	6,905
Snap-on, Inc.	106	0.39%	6,888
Waters Corp.	57	0.32%	5,929
Vishay Intertechnology, Inc.	1,518	0.56%	5,221
3M Co.	148	0.48%	4,772
Timken Co.	244	0.32%	4,483
Mettler-Toledo International, Inc.	21	0.48%	3,742
Lincoln Electric Holdings, Inc.	122	0.26%	3,640
Arrow Electronics, Inc.	88	0.16%	3,440
Northrop Grumman Corp.	68	0.41%	3,206
Agilent Technologies, Inc.	155	0.38%	2,818
Lennox International, Inc.	46	0.27%	2,758
Toro Co.	514	0.93%	2,095
Sealed Air Corp.	254	0.25%	1,980
Donaldson Company, Inc.	712	0.74%	1,644
Sturm Ruger & Company, Inc.	140	0.21%	1,538
Berry Global Group, Inc.	163	0.17%	1,428
Lockheed Martin Corp.	35	0.22%	1,184
OSI Systems, Inc.	273	0.46%	987
Masco Corp.	417	0.40%	895
Watts Water Technologies, Inc. — Class A	233	0.56%	780
Keysight Technologies, Inc.	101	0.26%	733
Parker-Hannifin Corp.	74	0.37%	631
A O Smith Corp.	163	0.19%	591
Graco, Inc.	149	0.19%	346
Carlisle Companies, Inc.	82	0.26%	203
Garmin Ltd.	277	0.66%	88
Pentair plc	170	0.19%	85
Huntington Ingalls Industries, Inc.	80	0.28%	(34)
Fortive Corp.	277	0.32%	(224)
Louisiana-Pacific Corp.	309	0.31%	(242)
Sanmina Corp.	359	0.23%	(445)
Worthington Industries, Inc.	204	0.21%	(779)
Boise Cascade Co.	239	0.23%	(874)
Hillenbrand, Inc.	334	0.24%	(1,653)
Eagle Materials, Inc.	238	0.56%	(2,047)
MDU Resources Group, Inc.	1,421	0.73%	(2,925)
Total Industrial			82,620
Financial
Berkshire Hathaway, Inc. — Class B	241	1.10%	7,919
Allstate Corp.	301	0.65%	7,705
Synchrony Financial	797	0.64%	6,019
JPMorgan Chase & Co.	91	0.23%	4,464
Aflac, Inc.	758	0.67%	4,328
Travelers Companies, Inc.	160	0.39%	3,338
Mercury General Corp.	542	0.58%	2,427
Highwoods Properties, Inc.	811	0.60%	2,295
Visa, Inc. — Class A	46	0.18%	1,993
Jefferies Financial Group, Inc.	747	0.42%	1,623
Progressive Corp.	298	0.48%	1,437
Western Union Co.	502	0.19%	1,137
Mastercard, Inc. — Class A	29	0.17%	925
Cboe Global Markets, Inc.	167	0.33%	924
Federated Hermes, Inc. — Class B	584	0.33%	867
Houlihan Lokey, Inc.	254	0.34%	606
Marsh & McLennan Companies, Inc.	171	0.40%	394
Brown & Brown, Inc.	210	0.18%	246
Goldman Sachs Group, Inc.	80	0.50%	230
Sabra Health Care REIT, Inc.	623	0.19%	210
OneMain Holdings, Inc.	246	0.24%	158
Interactive Brokers Group, Inc. — Class A	309	0.33%	145
Janus Henderson Group plc	463	0.30%	(96)
Arch Capital Group Ltd.	581	0.37%	(129)
Evercore, Inc. — Class A	162	0.38%	(164)
SEI Investments Co.	276	0.28%	(180)
W R Berkley Corp.	146	0.18%	(193)
RenaissanceRe Holdings Ltd.	114	0.28%	(216)
Everest Re Group Ltd.	93	0.39%	(242)
Raymond James Financial, Inc.	284	0.61%	(242)
Markel Corp.	20	0.39%	(360)
Radian Group, Inc.	734	0.27%	(492)
Brighthouse Financial, Inc.	477	0.36%	(495)
Citigroup, Inc.	192	0.22%	(571)
Artisan Partners Asset Management, Inc. — Class A	201	0.17%	(600)
Stewart Information Services Corp.	236	0.22%	(633)
Cincinnati Financial Corp.	131	0.25%	(666)
Affiliated Managers Group, Inc.	104	0.26%	(708)
MGIC Investment Corp.	857	0.19%	(719)
Capital One Financial Corp.	145	0.37%	(784)
AMERISAFE, Inc.	310	0.30%	(799)
First American Financial Corp.	232	0.24%	(806)
Enstar Group Ltd.	98	0.39%	(846)
Lexington Realty Trust	847	0.17%	(865)
Safety Insurance Group, Inc.	390	0.50%	(905)
Brandywine Realty Trust	2,462	0.56%	(949)
Hanover Insurance Group, Inc.	294	0.66%	(1,104)
Essent Group Ltd.	457	0.34%	(1,220)
Discover Financial Services	239	0.47%	(1,265)
BankUnited, Inc.	403	0.28%	(1,415)
Old Republic International Corp.	1,333	0.55%	(1,877)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Associated Banc-Corp.	1,067	0.36%	$(1,956)
Healthcare Realty Trust, Inc.	1,092	0.54%	(2,144)
Total Financial			25,749
Utilities
UGI Corp.	991	0.76%	8,329
Public Service Enterprise Group, Inc.	781	0.77%	1,943
Southern Co.	773	0.77%	1,341
IDACORP, Inc.	470	0.75%	561
Pinnacle West Capital Corp.	344	0.46%	523
Chesapeake Utilities Corp.	277	0.55%	42
Sempra Energy	234	0.51%	(541)
MGE Energy, Inc.	577	0.71%	(1,000)
WEC Energy Group, Inc.	262	0.38%	(1,005)
American Water Works Company, Inc.	187	0.47%	(1,038)
National Fuel Gas Co.	375	0.32%	(1,063)
CMS Energy Corp.	793	0.77%	(1,144)
American States Water Co.	513	0.67%	(1,253)
DTE Energy Co.	350	0.75%	(1,312)
Avista Corp.	552	0.39%	(1,670)
Portland General Electric Co.	368	0.28%	(1,734)
New Jersey Resources Corp.	801	0.52%	(3,505)
Total Utilities			(2,526)
Basic Materials
Ingevity Corp.	179	0.24%	(401)
Celanese Corp. — Class A	71	0.18%	(631)
NewMarket Corp.	65	0.34%	(909)
Commercial Metals Co.	481	0.24%	(1,156)
Reliance Steel & Aluminum Co.	175	0.43%	(3,819)
Total Basic Materials			(6,916)
Consumer, Cyclical
Gentherm, Inc.	312	0.36%	8,810
AutoZone, Inc.	39	0.96%	8,065
AutoNation, Inc.	212	0.33%	5,037
Brunswick Corp.	254	0.42%	5,016
O'Reilly Automotive, Inc.	92	0.86%	4,927
Cummins, Inc.	127	0.51%	4,759
Home Depot, Inc.	35	0.18%	3,190
Genuine Parts Co.	88	0.18%	2,712
MSC Industrial Direct Company, Inc. — Class A	277	0.41%	2,658
Lowe's Companies, Inc.	233	0.74%	2,597
PulteGroup, Inc.	392	0.35%	2,582
Lennar Corp. — Class A	128	0.21%	2,229
Dolby Laboratories, Inc. — Class A	259	0.42%	2,007
Gentex Corp.	1,380	0.75%	1,902
Deckers Outdoor Corp.	32	0.20%	1,618
Polaris, Inc.	125	0.28%	944
NVR, Inc.	3	0.25%	872
Target Corp.	46	0.18%	408
WW Grainger, Inc.	66	0.48%	338
Best Buy Company, Inc.	200	0.38%	80
Dick's Sporting Goods, Inc.	112	0.18%	80
LKQ Corp.	227	0.18%	(75)
Fastenal Co.	206	0.18%	(139)
Carter's, Inc.	196	0.33%	(280)
Tri Pointe Homes, Inc.	495	0.17%	(323)
Whirlpool Corp.	84	0.30%	(602)
Meritage Homes Corp.	138	0.21%	(605)
Murphy USA, Inc.	148	0.32%	(777)
Allison Transmission Holdings, Inc.	751	0.49%	(1,465)
Yum! Brands, Inc.	393	0.74%	(1,778)
Tesla, Inc.	18	0.20%	(1,874)
Total Consumer, Cyclical			52,913
Consumer, Non-cyclical
McKesson Corp.	136	0.43%	10,274
Molson Coors Beverage Co. — Class B	607	0.54%	8,608
Johnson & Johnson	285	0.77%	6,628
Amgen, Inc.	186	0.75%	6,138
United Therapeutics Corp.	145	0.43%	5,057
Thermo Fisher Scientific, Inc.	76	0.63%	4,728
H&R Block, Inc.	795	0.31%	4,421
Laboratory Corporation of America Holdings	53	0.24%	3,872
Prestige Consumer Healthcare, Inc.	393	0.34%	3,159
Regeneron Pharmaceuticals, Inc.	60	0.55%	3,042
PayPal Holdings, Inc.	40	0.19%	3,038
UnitedHealth Group, Inc.	27	0.18%	2,904
Bristol-Myers Squibb Co.	773	0.85%	2,901
Pfizer, Inc.	891	0.57%	2,894
Procter & Gamble Co.	81	0.18%	2,594
Philip Morris International, Inc.	111	0.18%	2,581
Bio-Rad Laboratories, Inc. — Class A	53	0.56%	2,353
Vector Group Ltd.	878	0.20%	2,132
J M Smucker Co.	79	0.17%	2,067
Abbott Laboratories	154	0.29%	2,013
Hill-Rom Holdings, Inc.	118	0.22%	1,718
Humana, Inc.	42	0.31%	1,586
Hershey Co.	159	0.46%	1,566
Quest Diagnostics, Inc.	141	0.31%	1,391
Vanda Pharmaceuticals, Inc.	576	0.20%	1,383
Merck & Company, Inc.	558	0.71%	1,340
PepsiCo, Inc.	123	0.30%	1,292
PerkinElmer, Inc.	129	0.33%	1,036
Masimo Corp.	49	0.20%	1,015
Eagle Pharmaceuticals, Inc.	462	0.33%	925
Innoviva, Inc.	1,119	0.25%	850
Vertex Pharmaceuticals, Inc.	103	0.34%	549
HCA Healthcare, Inc.	51	0.17%	439
Bruker Corp.	148	0.19%	438
Blueprint Medicines Corp.	198	0.29%	372
Zoetis, Inc.	59	0.18%	348
Incyte Corp.	293	0.41%	266
Hologic, Inc.	397	0.43%	(175)
Gilead Sciences, Inc.	776	0.88%	(200)
Chemed Corp.	37	0.29%	(248)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Baxter International, Inc.	132	0.17%	$(270)
Grand Canyon Education, Inc.	138	0.20%	(442)
John B Sanfilippo & Son, Inc.	310	0.45%	(536)
Coherus Biosciences, Inc.	1,012	0.23%	(650)
Exelixis, Inc.	623	0.19%	(2,952)
Total Consumer, Non-cyclical			92,445
Technology
Apple, Inc.	489	1.10%	30,715
Microsoft Corp.	366	1.63%	27,413
Kulicke & Soffa Industries, Inc.	290	0.29%	9,906
Seagate Technology Holdings plc	270	0.39%	9,905
NetApp, Inc.	217	0.29%	7,737
HP, Inc.	813	0.40%	7,713
Texas Instruments, Inc.	193	0.61%	6,835
KLA Corp.	34	0.18%	4,747
Rambus, Inc.	1,179	0.46%	4,527
NVIDIA Corp.	15	0.20%	4,132
CDK Global, Inc.	502	0.41%	3,347
Oracle Corp.	132	0.17%	3,304
International Business Machines Corp.	120	0.29%	3,132
Cerner Corp.	344	0.44%	2,832
Adobe, Inc.	13	0.13%	2,827
Cirrus Logic, Inc.	250	0.35%	2,622
QUALCOMM, Inc.	112	0.26%	2,523
Broadcom, Inc.	56	0.44%	2,223
Cadence Design Systems, Inc.	279	0.63%	2,187
Dropbox, Inc. — Class A	367	0.18%	2,070
CSG Systems International, Inc.	1,140	0.89%	1,779
Qorvo, Inc.	68	0.22%	1,649
Paychex, Inc.	128	0.23%	1,474
Accenture plc — Class A	38	0.18%	1,457
Synaptics, Inc.	78	0.20%	1,216
Synopsys, Inc.	41	0.19%	1,022
Intel Corp.	393	0.36%	806
Lumentum Holdings, Inc.	188	0.25%	245
salesforce.com, Inc.	30	0.12%	148
ExlService Holdings, Inc.	104	0.18%	134
Electronic Arts, Inc.	237	0.56%	(326)
Progress Software Corp.	398	0.30%	(638)
MAXIMUS, Inc.	138	0.20%	(758)
NetScout Systems, Inc.	355	0.17%	(803)
Take-Two Interactive Software, Inc.	123	0.36%	(1,115)
Activision Blizzard, Inc.	440	0.69%	(1,188)
Cognizant Technology Solutions Corp. — Class A	299	0.34%	(1,768)
Total Technology			144,031
Energy
Antero Midstream Corp.	1,322	0.23%	(242)
Chevron Corp.	100	0.17%	(343)
Williams Companies, Inc.	903	0.39%	(1,132)
Kinder Morgan, Inc.	1,264	0.38%	(1,185)
Equitrans Midstream Corp.	1,145	0.16%	(1,293)
Total Energy			(4,195)
Communications
Alphabet, Inc. — Class C	39	1.61%	20,525
Amazon.com, Inc.	13	0.74%	14,902
Facebook, Inc. — Class A	90	0.51%	11,621
Viavi Solutions, Inc.	2,697	0.78%	10,055
Cisco Systems, Inc.	771	0.67%	8,553
VeriSign, Inc.	233	0.87%	5,565
Motorola Solutions, Inc.	89	0.32%	4,734
Juniper Networks, Inc.	812	0.37%	3,995
Ciena Corp.	248	0.23%	3,119
Comcast Corp. — Class A	252	0.24%	2,704
Omnicom Group, Inc.	559	0.74%	1,665
Walt Disney Co.	61	0.18%	1,364
InterDigital, Inc.	233	0.28%	278
Cogent Communications Holdings, Inc.	317	0.40%	94
Yelp, Inc. — Class A	272	0.18%	(136)
Fox Corp. — Class A	359	0.22%	(250)
TEGNA, Inc.	1,094	0.34%	(392)
F5 Networks, Inc.	80	0.25%	(404)
Nexstar Media Group, Inc. — Class A	96	0.23%	(468)
AT&T, Inc.	211	0.10%	(553)
World Wrestling Entertainment, Inc. — Class A	243	0.23%	(1,009)
Telephone & Data Systems, Inc.	916	0.34%	(1,775)
Verizon Communications, Inc.	726	0.67%	(2,312)
Total Communications			81,875
Total MS Equity Long Custom Basket			$465,996

MS EQUITY SHORT CUSTOM BASKET
Financial
JBG SMITH Properties	3,478	(1.48)%	4,873
Lincoln National Corp.	882	(0.75)%	4,238
Alexandria Real Estate Equities, Inc.	353	(0.87)%	3,790
American International Group, Inc.	846	(0.55)%	3,721
U.S. Bancorp	1,756	(1.35)%	3,619
Truist Financial Corp.	1,434	(1.08)%	3,601
Prudential Financial, Inc.	982	(1.36)%	3,004
Comerica, Inc.	586	(0.57)%	1,354
Bank of America Corp.	2,513	(1.40)%	1,293
UDR, Inc.	2,277	(1.51)%	1,256
State Street Corp.	860	(0.96)%	1,245
CyrusOne, Inc.	633	(0.61)%	1,111
Equitable Holdings, Inc.	1,473	(0.61)%	999
Mid-America Apartment Communities, Inc.	354	(0.81)%	918
Global Net Lease, Inc.	1,755	(0.44)%	812
Ryman Hospitality Properties, Inc.	376	(0.40)%	703
Wells Fargo & Co.	559	(0.34)%	124
Americold Realty Trust	2,262	(1.16)%	(97)
SBA Communications Corp.	90	(0.39)%	(161)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Crown Castle International Corp.	244	(0.64)%	$(219)
Bank of New York Mellon Corp.	510	(0.35)%	(466)
Host Hotels & Resorts, Inc.	3,476	(0.80)%	(781)
Digital Realty Trust, Inc.	514	(1.05)%	(1,413)
Welltower, Inc.	590	(0.66)%	(2,303)
American Homes 4 Rent — Class A	945	(0.50)%	(3,013)
Federal Realty Investment Trust	312	(0.49)%	(3,218)
Charles Schwab Corp.	1,354	(1.33)%	(3,538)
Invitation Homes, Inc.	1,472	(0.74)%	(4,171)
Healthpeak Properties, Inc.	3,139	(1.41)%	(4,808)
American Tower Corp. — Class A	122	(0.45)%	(8,143)
Howard Hughes Corp.	478	(0.63)%	(9,767)
Rayonier, Inc.	1,636	(0.80)%	(10,226)
Prologis, Inc.	618	(1.00)%	(12,175)
Brookline Bancorp, Inc.	3,098	(0.63)%	(12,831)
Loews Corp.	817	(0.60)%	(12,935)
Equinix, Inc.	111	(1.21)%	(13,889)
Camden Property Trust	561	(1.01)%	(17,888)
Sun Communities, Inc.	504	(1.17)%	(24,049)
Rexford Industrial Realty, Inc.	1,501	(1.16)%	(30,482)
First Republic Bank	660	(1.67)%	(33,766)
Total Financial			(173,678)
Energy
Baker Hughes Co.	1,729	(0.54)%	5,164
Schlumberger N.V.	3,549	(1.54)%	2,010
Phillips 66	281	(0.33)%	168
Pioneer Natural Resources Co.	772	(1.70)%	(4,820)
NOV, Inc.	2,086	(0.43)%	(7,165)
Hess Corp.	599	(0.71)%	(11,598)
ChampionX Corp.	2,338	(0.81)%	(16,918)
Halliburton Co.	5,274	(1.65)%	(21,915)
Ovintiv, Inc.	2,359	(1.00)%	(31,702)
Total Energy			(86,776)
Industrial
Jacobs Engineering Group, Inc.	905	(1.63)%	5,949
Ball Corp.	535	(0.59)%	4,485
Stericycle, Inc.	1,560	(1.51)%	4,107
XPO Logistics, Inc.	393	(0.74)%	3,411
Norfolk Southern Corp.	352	(1.26)%	2,230
Exponent, Inc.	347	(0.42)%	2,114
MSA Safety, Inc.	335	(0.75)%	122
US Ecology, Inc.	1,094	(0.56)%	22
FedEx Corp.	174	(0.70)%	(526)
Raytheon Technologies Corp.	1,148	(1.33)%	(728)
Republic Services, Inc. — Class A	1,161	(1.73)%	(782)
United Parcel Service, Inc. — Class B	140	(0.39)%	(791)
Boeing Co.	224	(0.73)%	(1,246)
TransDigm Group, Inc.	52	(0.46)%	(2,349)
Waste Management, Inc.	892	(1.69)%	(3,070)
Tetra Tech, Inc.	330	(0.55)%	(8,069)
Ingersoll Rand, Inc.	1,169	(0.77)%	(9,294)
Casella Waste Systems, Inc. — Class A	1,324	(1.14)%	(12,473)
Total Industrial			(16,888)
Consumer, Non-cyclical
Verisk Analytics, Inc. — Class A	738	(1.75)%	7,883
Archer-Daniels-Midland Co.	1,406	(1.15)%	7,211
ManpowerGroup, Inc.	598	(0.96)%	2,088
CoStar Group, Inc.	760	(0.85)%	1,751
Cooper Companies, Inc.	69	(0.37)%	509
McCormick & Company, Inc.	725	(0.87)%	74
Brink's Co.	451	(0.47)%	(290)
Alnylam Pharmaceuticals, Inc.	158	(0.36)%	(984)
Guardant Health, Inc.	316	(0.53)%	(1,175)
Rollins, Inc.	1,503	(0.70)%	(1,405)
TransUnion	729	(1.08)%	(5,715)
Avalara, Inc.	127	(0.28)%	(8,141)
Cintas Corp.	358	(1.85)%	(10,663)
Equifax, Inc.	276	(0.89)%	(19,831)
Total Consumer, Non-cyclical			(28,688)
Technology
KBR, Inc.	1,964	(1.01)%	3,473
Leidos Holdings, Inc.	570	(0.78)%	3,003
Blackline, Inc.	165	(0.25)%	773
Clarivate plc	1,461	(0.54)%	(904)
Sailpoint Technologies Holdings, Inc.	370	(0.26)%	(1,055)
Twilio, Inc. — Class A	53	(0.28)%	(1,579)
Tyler Technologies, Inc.	41	(0.25)%	(2,533)
Ceridian HCM Holding, Inc.	391	(0.51)%	(3,113)
Coupa Software, Inc.	146	(0.52)%	(3,271)
Smartsheet, Inc. — Class A	271	(0.27)%	(6,510)
Rapid7, Inc.	403	(0.52)%	(8,619)
HubSpot, Inc.	34	(0.27)%	(10,619)
Total Technology			(30,954)
Utilities
Atmos Energy Corp.	1,038	(1.35)%	5,518
Exelon Corp.	2,164	(1.30)%	5,103
ONE Gas, Inc.	1,377	(1.38)%	4,495
Xcel Energy, Inc.	1,281	(1.14)%	4,362
Black Hills Corp.	667	(0.59)%	2,492
OGE Energy Corp.	1,578	(0.72)%	2,316
CenterPoint Energy, Inc.	1,328	(0.44)%	1,796
Edison International	1,895	(1.48)%	(70)
Total Utilities			26,012
Consumer, Cyclical
JetBlue Airways Corp.	3,746	(0.85)%	6,903
United Airlines Holdings, Inc.	1,466	(1.04)%	6,443
IAA, Inc.	842	(0.62)%	4,201
Delta Air Lines, Inc.	2,354	(1.38)%	1,479
Freshpet, Inc.	326	(0.72)%	1,407
Marriott International, Inc. — Class A	181	(0.33)%	1,231
Hilton Worldwide Holdings, Inc.	287	(0.47)%	902
Alaska Air Group, Inc.	1,245	(1.02)%	(1,800)
Southwest Airlines Co.	1,890	(1.36)%	(6,225)
Copart, Inc.	635	(1.13)%	(16,868)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Consumer, Cyclical			$(2,327)
Communications
Anaplan, Inc.	329	(0.24)%	1,203
Okta, Inc.	164	(0.54)%	(68)
Uber Technologies, Inc.	1,078	(0.73)%	(376)
Q2 Holdings, Inc.	566	(0.79)%	(6,688)
Zendesk, Inc.	261	(0.51)%	(10,158)
Liberty Broadband Corp. — Class C	356	(0.84)%	(10,790)
Total Communications			(26,877)
Basic Materials
Linde plc	89	(0.35)%	(946)
Quaker Chemical Corp.	160	(0.51)%	(7,056)
Total Basic Materials			(8,002)
Total MS Equity Short Custom Basket			$(348,178)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at June 30, 2021.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,599,430	$—	$—	$16,599,430
Money Market Fund	1,320,336	—	—	1,320,336
Equity Custom Basket Swap Agreements**	—	927,516	—	927,516
Total Assets	$17,919,766	$927,516	$—	$18,847,282

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$701,399	$—	$701,399

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 75.1%
Financial - 18.1%
Signature Bank	354	$86,960
Camden Property Trust REIT	599	79,469
Brown & Brown, Inc.	1,437	76,362
Medical Properties Trust, Inc. REIT	3,612	72,601
East West Bancorp, Inc.	871	62,442
Jones Lang LaSalle, Inc.*	315	61,570
First Horizon Corp.	3,392	58,614
Alleghany Corp.*	85	56,701
Lamar Advertising Co. — Class A REIT	532	55,551
CyrusOne, Inc. REIT	752	53,783
American Financial Group, Inc.	423	52,757
Omega Healthcare Investors, Inc. REIT	1,445	52,439
STORE Capital Corp. REIT	1,495	51,592
Life Storage, Inc. REIT	472	50,669
National Retail Properties, Inc. REIT	1,078	50,537
Commerce Bancshares, Inc.	647	48,240
Reinsurance Group of America, Inc. — Class A	417	47,538
Rexford Industrial Realty, Inc. REIT	823	46,870
Apartment Income REIT Corp.	962	45,628
RenaissanceRe Holdings Ltd.	305	45,390
Kilroy Realty Corp. REIT	651	45,336
SEI Investments Co.	728	45,114
Old Republic International Corp.	1,741	43,368
First Financial Bankshares, Inc.	873	42,891
Jefferies Financial Group, Inc.	1,229	42,032
First American Financial Corp.	674	42,024
Stifel Financial Corp.	645	41,835
Brixmor Property Group, Inc. REIT	1,824	41,751
SLM Corp.	1,983	41,524
First Industrial Realty Trust, Inc. REIT	793	41,418
Pinnacle Financial Partners, Inc.	467	41,231
Prosperity Bancshares, Inc.	570	40,926
Janus Henderson Group plc	1,048	40,673
EastGroup Properties, Inc. REIT	246	40,455
Synovus Financial Corp.	913	40,062
American Campus Communities, Inc. REIT	847	39,572
Affiliated Managers Group, Inc.	255	39,323
Cullen/Frost Bankers, Inc.	347	38,864
Primerica, Inc.	242	37,060
CoreSite Realty Corp. REIT	264	35,534
Evercore, Inc. — Class A	251	35,333
SL Green Realty Corp. REIT	426	34,080
Douglas Emmett, Inc. REIT	1,013	34,057
Spirit Realty Capital, Inc. REIT	706	33,775
Cousins Properties, Inc. REIT	913	33,580
Valley National Bancorp	2,493	33,481
Interactive Brokers Group, Inc. — Class A	496	32,602
Glacier Bancorp, Inc.	587	32,332
Alliance Data Systems Corp.	305	31,778
New York Community Bancorp, Inc.	2,856	31,473
CIT Group, Inc.	608	31,367
Bank OZK	742	31,283
Essent Group Ltd.	693	31,150
Rayonier, Inc. REIT	853	30,648
United Bankshares, Inc.	824	30,076
Selective Insurance Group, Inc.	369	29,944
Park Hotels & Resorts, Inc. REIT*	1,452	29,926
Hanover Insurance Group, Inc.	220	29,841
Webster Financial Corp.	555	29,604
PacWest Bancorp	718	29,553
Sterling Bancorp	1,182	29,302
Highwoods Properties, Inc. REIT	639	28,864
MGIC Investment Corp.	2,084	28,342
Kemper Corp.	373	27,565
Wintrust Financial Corp.	350	26,471
Healthcare Realty Trust, Inc. REIT	870	26,274
Hudson Pacific Properties, Inc. REIT	927	25,789
RLI Corp.	244	25,520
Umpqua Holdings Corp.	1,354	24,981
UMB Financial Corp.	267	24,847
Physicians Realty Trust REIT	1,323	24,436
FNB Corp.	1,962	24,191
EPR Properties REIT*	459	24,180
Sabra Health Care REIT, Inc.	1,325	24,115
Brighthouse Financial, Inc.*	526	23,954
Hancock Whitney Corp.	533	23,687
Weingarten Realty Investors REIT	737	23,635
Home BancShares, Inc.	931	22,977
PotlatchDeltic Corp. REIT	412	21,898
Kinsale Capital Group, Inc.	131	21,585
National Storage Affiliates Trust REIT	423	21,387
JBG SMITH Properties REIT	678	21,364
Navient Corp.	1,102	21,302
Bank of Hawaii Corp.	248	20,887
Texas Capital Bancshares, Inc.*	311	19,745
Federated Hermes, Inc. — Class B	574	19,464
Corporate Office Properties Trust REIT	690	19,313
Associated Banc-Corp.	938	19,210
CNO Financial Group, Inc.	808	19,085
Pebblebrook Hotel Trust REIT	807	19,005
Macerich Co. REIT	1,027	18,743
PS Business Parks, Inc. REIT	123	18,214
Cathay General Bancorp	460	18,106
BancorpSouth Bank	593	16,800
Fulton Financial Corp.	999	15,764
International Bancshares Corp.	342	14,685
LendingTree, Inc.*	68	14,408
Washington Federal, Inc.	445	14,142
Urban Edge Properties REIT	676	12,912
Trustmark Corp.	389	11,981

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 75.1% (continued)
Financial - 18.1% (continued)
Mercury General Corp.	163	$10,587
Total Financial		3,482,306
Industrial - 15.0%
Cognex Corp.	1,085	91,194
XPO Logistics, Inc.*	624	87,291
Graco, Inc.	1,041	78,804
Lennox International, Inc.	211	74,019
Nordson Corp.	332	72,877
Trex Company, Inc.*	708	72,365
Toro Co.	657	72,191
Axon Enterprise, Inc.*	397	70,190
Owens Corning	641	62,754
Hubbell, Inc.	334	62,405
Carlisle Companies, Inc.	321	61,433
Middleby Corp.*	342	59,255
Universal Display Corp.	263	58,473
AECOM*	898	56,861
AptarGroup, Inc.	403	56,759
Builders FirstSource, Inc.*	1,271	54,221
Oshkosh Corp.	421	52,473
Arrow Electronics, Inc.*	455	51,793
AGCO Corp.	379	49,414
Donaldson Company, Inc.	774	49,172
ITT, Inc.	529	48,451
Lincoln Electric Holdings, Inc.	366	48,206
Jabil, Inc.	822	47,775
II-VI, Inc.*	644	46,748
Woodward, Inc.	360	44,237
Sonoco Products Co.	618	41,344
EMCOR Group, Inc.	335	41,269
Acuity Brands, Inc.	219	40,960
Tetra Tech, Inc.	333	40,640
Stericycle, Inc.*	564	40,354
TopBuild Corp.*	203	40,149
Coherent, Inc.*	150	39,651
MDU Resources Group, Inc.	1,236	38,736
Littelfuse, Inc.	150	38,218
Louisiana-Pacific Corp.	628	37,862
Landstar System, Inc.	236	37,293
Eagle Materials, Inc.	260	36,949
MSA Safety, Inc.	223	36,924
MasTec, Inc.*	347	36,817
Knight-Swift Transportation Holdings, Inc.	752	34,186
National Instruments Corp.	808	34,162
Timken Co.	420	33,848
Vontier Corp.	1,037	33,785
Regal Beloit Corp.	249	33,244
Colfax Corp.*	724	33,166
Flowserve Corp.	800	32,256
nVent Electric plc	1,030	32,177
Hexcel Corp.*	514	32,073
SYNNEX Corp.	255	31,049
Valmont Industries, Inc.	130	30,686
Curtiss-Wright Corp.	251	29,809
Simpson Manufacturing Company, Inc.	267	29,487
Clean Harbors, Inc.*	308	28,687
Crane Co.	305	28,173
EnerSys	263	25,703
Ryder System, Inc.	331	24,603
Avnet, Inc.	611	24,489
Mercury Systems, Inc.*	345	22,867
Kirby Corp.*	369	22,376
Terex Corp.	429	20,429
Silgan Holdings, Inc.	481	19,961
GATX Corp.	217	19,198
Kennametal, Inc.	513	18,427
Vishay Intertechnology, Inc.	815	18,378
Werner Enterprises, Inc.	350	15,582
Energizer Holdings, Inc.	357	15,344
Dycom Industries, Inc.*	188	14,012
Belden, Inc.	275	13,907
Fluor Corp.*	773	13,682
Trinity Industries, Inc.	496	13,337
Worthington Industries, Inc.	214	13,093
Greif, Inc. — Class A	162	9,809
Total Industrial		2,878,512
Consumer, Non-cyclical - 13.1%
Bio-Techne Corp.	239	107,612
Molina Healthcare, Inc.*	359	90,849
Masimo Corp.*	311	75,402
Darling Ingredients, Inc.*	1,002	67,635
PRA Health Sciences, Inc.*	398	65,753
Jazz Pharmaceuticals plc*	369	65,549
Repligen Corp.*	313	62,481
Boston Beer Company, Inc. — Class A*	57	58,186
Penumbra, Inc.*	208	57,004
Neurocrine Biosciences, Inc.*	580	56,446
Syneos Health, Inc.*	622	55,663
Service Corporation International	1,033	55,358
WEX, Inc.*	275	53,323
Arrowhead Pharmaceuticals, Inc.*	639	52,922
United Therapeutics Corp.*	274	49,158
Amedisys, Inc.*	200	48,986
Encompass Health Corp.	611	47,676
Chemed Corp.	98	46,501
Hill-Rom Holdings, Inc.	408	46,345
Tenet Healthcare Corp.*	656	43,945
Paylocity Holding Corp.*	230	43,884
STAAR Surgical Co.*	287	43,768
Envista Holdings Corp.*	987	42,648
HealthEquity, Inc.*	512	41,206
ManpowerGroup, Inc.	335	39,835
Post Holdings, Inc.*	363	39,375
LHC Group, Inc.*	194	38,851
Halozyme Therapeutics, Inc.*	822	37,327
Ingredion, Inc.	411	37,196
Globus Medical, Inc. — Class A*	477	36,982
Exelixis, Inc.*	1,924	35,055
Acadia Healthcare Company, Inc.*	551	34,575
Helen of Troy Ltd.*	150	34,218
ASGN, Inc.*	327	31,696
Quidel Corp.*	238	30,493
Neogen Corp.*	660	30,386
Medpace Holdings, Inc.*	170	30,027
Integra LifeSciences Holdings Corp.*	436	29,753

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 75.1% (continued)
Consumer, Non-cyclical - 13.1% (continued)
Flowers Foods, Inc.	1,209	$29,258
FTI Consulting, Inc.*	210	28,688
H&R Block, Inc.	1,114	26,157
Grand Canyon Education, Inc.*	284	25,551
LivaNova plc*	300	25,233
ICU Medical, Inc.*	121	24,902
Avis Budget Group, Inc.*	317	24,691
Sabre Corp.*	1,962	24,486
Brink's Co.	306	23,513
Lancaster Colony Corp.	120	23,221
Sanderson Farms, Inc.	122	22,932
NuVasive, Inc.*	317	21,486
Haemonetics Corp.*	313	20,858
Hain Celestial Group, Inc.*	502	20,140
Insperity, Inc.	220	19,881
PROG Holdings, Inc.	413	19,878
LiveRamp Holdings, Inc.*	420	19,677
Nektar Therapeutics*	1,120	19,219
R1 RCM, Inc.*	848	18,860
Grocery Outlet Holding Corp.*	535	18,543
Sprouts Farmers Market, Inc.*	725	18,016
Emergent BioSolutions, Inc.*	280	17,637
Coty, Inc. — Class A*	1,741	16,261
Patterson Companies, Inc.	534	16,228
John Wiley & Sons, Inc. — Class A	267	16,068
Graham Holdings Co. — Class B	25	15,847
TreeHouse Foods, Inc.*	345	15,360
Progyny, Inc.*	228	13,452
Ligand Pharmaceuticals, Inc. — Class B*	102	13,382
Strategic Education, Inc.	151	11,485
Adtalem Global Education, Inc.*	304	10,835
WW International, Inc.*	294	10,625
Pilgrim's Pride Corp.*	299	6,632
Tootsie Roll Industries, Inc.	108	3,662
Total Consumer, Non-cyclical		2,506,733
Consumer, Cyclical - 12.3%
Williams-Sonoma, Inc.	468	74,716
RH*	103	69,937
Five Below, Inc.*	344	66,485
Deckers Outdoor Corp.*	171	65,676
Lithia Motors, Inc. — Class A	182	62,543
Lear Corp.	336	58,894
Watsco, Inc.	202	57,901
Capri Holdings Ltd.*	929	53,129
Kohl's Corp.	960	52,906
Gentex Corp.	1,483	49,073
Polaris, Inc.	354	48,484
Scotts Miracle-Gro Co. — Class A	249	47,788
Brunswick Corp.	478	47,619
Crocs, Inc.*	400	46,608
IAA, Inc.*	828	45,159
Tempur Sealy International, Inc.	1,125	44,089
Casey's General Stores, Inc.	226	43,989
Harley-Davidson, Inc.	943	43,208
Mattel, Inc.*	2,142	43,054
YETI Holdings, Inc.*	461	42,329
Churchill Downs, Inc.	213	42,229
Marriott Vacations Worldwide Corp.*	261	41,577
Wyndham Hotels & Resorts, Inc.	574	41,495
Skechers USA, Inc. — Class A*	824	41,060
Dick's Sporting Goods, Inc.	402	40,276
Fox Factory Holding Corp.*	258	40,160
BJ's Wholesale Club Holdings, Inc.*	842	40,062
Toll Brothers, Inc.	690	39,889
Foot Locker, Inc.	634	39,074
Texas Roadhouse, Inc. — Class A	402	38,672
Thor Industries, Inc.	340	38,420
American Eagle Outfitters, Inc.	927	34,790
JetBlue Airways Corp.*	1,945	32,637
Travel + Leisure Co.	529	31,449
AutoNation, Inc.*	331	31,382
Boyd Gaming Corp.*	496	30,499
Goodyear Tire & Rubber Co.*	1,714	29,395
Ollie's Bargain Outlet Holdings, Inc.*	349	29,361
Wingstop, Inc.	182	28,689
Carter's, Inc.	270	27,856
Avient Corp.	561	27,579
Scientific Games Corp. — Class A*	348	26,949
Adient plc*	579	26,171
MSC Industrial Direct Company, Inc. — Class A	289	25,932
Wendy's Co.	1,087	25,458
Univar Solutions, Inc.*	1,042	25,404
Nordstrom, Inc.*	669	24,465
Callaway Golf Co.*	714	24,083
KB Home	545	22,192
Cracker Barrel Old Country Store, Inc.	146	21,675
Papa John's International, Inc.	203	21,201
Dana, Inc.	891	21,170
Choice Hotels International, Inc.	177	21,038
Taylor Morrison Home Corp. — Class A*	792	20,925
Visteon Corp.*	172	20,802
Murphy USA, Inc.	153	20,406
Six Flags Entertainment Corp.*	467	20,212
FirstCash, Inc.	252	19,263
Columbia Sportswear Co.	188	18,492
Urban Outfitters, Inc.*	422	17,395
Nu Skin Enterprises, Inc. — Class A	306	17,335
Herman Miller, Inc.	362	17,064
Tri Pointe Homes, Inc.*	727	15,580
Jack in the Box, Inc.	137	15,267
Cinemark Holdings, Inc.*	668	14,663
Healthcare Services Group, Inc.	459	14,491
KAR Auction Services, Inc.*	766	13,443
World Fuel Services Corp.	388	12,311
Total Consumer, Cyclical		2,353,525
Technology - 6.6%
Fair Isaac Corp.*	176	88,472
Ceridian HCM Holding, Inc.*	806	77,312
Cree, Inc.*	709	69,432
MKS Instruments, Inc.	340	60,503

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 75.1% (continued)
Technology - 6.6% (continued)
Aspen Technology, Inc.*	418	$57,492
Manhattan Associates, Inc.*	391	56,632
Genpact Ltd.	1,070	48,610
Lattice Semiconductor Corp.*	838	47,079
Brooks Automation, Inc.	456	43,448
Silicon Laboratories, Inc.*	275	42,144
Concentrix Corp.*	255	41,004
Lumentum Holdings, Inc.*	466	38,226
CDK Global, Inc.	748	37,168
CACI International, Inc. — Class A*	144	36,737
NCR Corp.*	804	36,670
J2 Global, Inc.*	261	35,901
Teradata Corp.*	673	33,630
Synaptics, Inc.*	216	33,605
MAXIMUS, Inc.	378	33,253
KBR, Inc.	868	33,114
Science Applications International Corp.	356	31,232
Cirrus Logic, Inc.*	353	30,047
Sailpoint Technologies Holdings, Inc.*	567	28,957
Semtech Corp.*	399	27,451
CMC Materials, Inc.	179	26,983
ACI Worldwide, Inc.*	725	26,926
Envestnet, Inc.*	334	25,337
Xerox Holdings Corp.	990	23,255
Blackbaud, Inc.*	300	22,971
CommVault Systems, Inc.*	283	22,122
Qualys, Inc.*	207	20,843
Amkor Technology, Inc.	660	15,622
NetScout Systems, Inc.*	453	12,929
Total Technology		1,265,107
Basic Materials - 3.2%
Steel Dynamics, Inc.	1,232	73,427
RPM International, Inc.	795	70,501
Cleveland-Cliffs, Inc.*,1	2,822	60,842
Reliance Steel & Aluminum Co.	391	59,002
Royal Gold, Inc.	403	45,982
Olin Corp.	879	40,662
United States Steel Corp.	1,656	39,744
Valvoline, Inc.	1,112	36,095
Chemours Co.	1,017	35,392
Ashland Global Holdings, Inc.	336	29,400
Commercial Metals Co.	740	22,733
Sensient Technologies Corp.	260	22,506
Ingevity Corp.*	246	20,014
Cabot Corp.	348	19,812
Minerals Technologies, Inc.	207	16,285
NewMarket Corp.	45	14,489
Compass Minerals International, Inc.	209	12,386
Total Basic Materials		619,272
Energy - 2.5%
SolarEdge Technologies, Inc.*	319	88,162
Targa Resources Corp.	1,404	62,408
Sunrun, Inc.*	989	55,167
First Solar, Inc.*	522	47,246
Cimarex Energy Co.	632	45,788
Equities Corp.*	1,714	38,154
HollyFrontier Corp.	917	30,169
ChampionX Corp.*	1,150	29,497
Equitrans Midstream Corp.	2,497	21,249
Murphy Oil Corp.	891	20,743
CNX Resources Corp.*	1,353	18,482
Antero Midstream Corp.	1,759	18,276
Total Energy		475,341
Utilities - 2.3%
Essential Utilities, Inc.	1,373	62,746
UGI Corp.	1,281	59,323
OGE Energy Corp.	1,229	41,356
IDACORP, Inc.	309	30,127
National Fuel Gas Co.	560	29,260
Hawaiian Electric Industries, Inc.	671	28,370
PNM Resources, Inc.	527	25,702
Black Hills Corp.	386	25,333
ONE Gas, Inc.	327	24,237
Southwest Gas Holdings, Inc.	356	23,564
New Jersey Resources Corp.	592	23,425
Spire, Inc.	317	22,910
ALLETE, Inc.	321	22,464
NorthWestern Corp.	311	18,728
Total Utilities		437,545
Communications - 2.0%
FactSet Research Systems, Inc.	232	77,861
Cable One, Inc.	33	63,123
Ciena Corp.*	952	54,159
New York Times Co. — Class A	892	38,847
Iridium Communications, Inc.*	721	28,833
TEGNA, Inc.	1,356	25,439
TripAdvisor, Inc.*	602	24,260
Viasat, Inc.*	418	20,833
Yelp, Inc. — Class A*	430	17,183
World Wrestling Entertainment, Inc. — Class A	278	16,093
Telephone & Data Systems, Inc.	612	13,868
Total Communications		380,499
Total Common Stocks
(Cost $11,128,659)		14,398,840

MUTUAL FUNDS† - 14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	150,882	1,504,298
Guggenheim Strategy Fund II2	50,475	1,261,383
Total Mutual Funds
(Cost $2,754,246)		2,765,681

Face Amount
U.S. TREASURY BILLS†† - 5.9%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	$1,100,000	1,099,742

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
U.S. TREASURY BILLS†† - 5.9% (continued)
0.01% due 08/03/21[4]	$41,000	$40,998
Total U.S. Treasury Bills
(Cost $1,140,813)		1,140,740

REPURCHASE AGREEMENTS††,5 - 5.7%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[3]	610,337	610,337
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[3]	240,289	240,289
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[3]	235,577	235,577
Total Repurchase Agreements
(Cost $1,086,203)		$1,086,203

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	129	129
Total Securities Lending Collateral
(Cost $129)		129
Total Investments - 101.1%
(Cost $16,110,050)		$19,391,593
Other Assets & Liabilities, net - (1.1)%		(205,743)
Total Net Assets - 100.0%		$19,185,850

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P MidCap 400 Index	0.44% (1 Week USD LIBOR + 0.35%)	At Maturity	07/14/21	3,943	$10,630,028	$51,492
BNP Paribas	S&P MidCap 400 Index	0.54% (1 Month USD LIBOR + 0.45%)	At Maturity	07/15/21	417	1,124,833	(5,252)
Goldman Sachs International	S&P MidCap 400 Index	0.49% (1 Week USD LIBOR + 0.40%)	At Maturity	07/15/21	967	2,607,854	(7,430)
						$14,362,715	$38,810

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,398,840	$—	$—	$14,398,840
Mutual Funds	2,765,681	—	—	2,765,681
U.S. Treasury Bills	—	1,140,740	—	1,140,740
Repurchase Agreements	—	1,086,203	—	1,086,203
Securities Lending Collateral	129	—	—	129
Equity Index Swap Agreements**	—	51,492	—	51,492
Total Assets	$17,164,650	$2,278,435	$—	$19,443,085

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$12,682	$—	$12,682

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,260,878	$–	$–	$–	$505	$1,261,383	50,475	$4,481
Guggenheim Ultra Short Duration Fund — Institutional Class	2,351,937	–	(850,000)	–	2,361	1,504,298	150,882	4,338
	$3,612,815	$–	$(850,000)	$–	$2,866	$2,765,681		$8,819

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 75.8%
Technology - 34.0%
Apple, Inc.	264,884	$36,278,512
Microsoft Corp.	119,549	32,385,824
NVIDIA Corp.	15,048	12,039,905
Adobe, Inc.*	11,545	6,761,214
Intel Corp.	97,535	5,475,615
Broadcom, Inc.	9,862	4,702,596
Texas Instruments, Inc.	22,307	4,289,636
QUALCOMM, Inc.	27,246	3,894,271
Intuit, Inc.	6,600	3,235,122
Applied Materials, Inc.	22,077	3,143,765
Advanced Micro Devices, Inc.*	29,348	2,756,658
Micron Technology, Inc.*	27,087	2,301,853
Lam Research Corp.	3,445	2,241,662
Zoom Video Communications, Inc. — Class A*	5,707	2,208,780
Activision Blizzard, Inc.	18,768	1,791,218
Fiserv, Inc.*	16,105	1,721,463
Autodesk, Inc.*	5,315	1,551,449
Analog Devices, Inc.	8,909	1,533,773
NXP Semiconductor N.V.	6,661	1,370,301
ASML Holding N.V. — Class G	1,919	1,325,722
DocuSign, Inc.*	4,699	1,313,699
KLA Corp.	3,702	1,200,225
Marvell Technology, Inc.	19,789	1,154,292
Workday, Inc. — Class A*	4,565	1,089,848
Synopsys, Inc.*	3,685	1,016,286
Electronic Arts, Inc.	6,913	994,297
Microchip Technology, Inc.	6,607	989,332
Paychex, Inc.	8,704	933,939
Cadence Design Systems, Inc.*	6,721	919,567
Cognizant Technology Solutions Corp. — Class A	12,739	882,303
Xilinx, Inc.	5,938	858,872
Atlassian Corporation plc — Class A*	3,268	839,419
NetEase, Inc. ADR	7,278	838,790
Skyworks Solutions, Inc.	3,988	764,699
ANSYS, Inc.*	2,105	730,561
Maxim Integrated Products, Inc.	6,482	682,944
Splunk, Inc.*	3,959	572,392
Cerner Corp.	7,278	568,849
Check Point Software Technologies Ltd.*	3,268	379,513
Total Technology		147,739,166
Communications - 23.9%
Amazon.com, Inc.*	8,005	27,538,481
Facebook, Inc. — Class A*	38,032	13,224,107
Alphabet, Inc. — Class C*	5,136	12,872,460
Alphabet, Inc. — Class A*	4,774	11,657,105
Comcast Corp. — Class A	110,744	6,314,623
Netflix, Inc.*	10,710	5,657,129
Cisco Systems, Inc.	101,792	5,394,976
T-Mobile US, Inc.*	30,117	4,361,845
Charter Communications, Inc. — Class A*	4,557	3,287,648
Booking Holdings, Inc.*	992	2,170,585
MercadoLibre, Inc.*	1,204	1,875,579
JD.com, Inc. ADR*	19,465	1,553,502
Baidu, Inc. ADR*	6,258	1,276,006
Pinduoduo, Inc. ADR*	9,139	1,160,836
eBay, Inc.	16,455	1,155,306
Match Group, Inc.*	6,528	1,052,640
Okta, Inc.*	3,021	739,178
Sirius XM Holdings, Inc.[1]	98,810	646,217
VeriSign, Inc.*	2,720	619,317
CDW Corp.	3,387	591,540
Trip.com Group Ltd. ADR*	12,725	451,228
Fox Corp. — Class A	7,897	293,216
Fox Corp. — Class B	6,118	215,353
Total Communications		104,108,877
Consumer, Non-cyclical - 10.1%
PayPal Holdings, Inc.*	28,375	8,270,745
PepsiCo, Inc.	33,372	4,944,729
Amgen, Inc.	13,878	3,382,762
Intuitive Surgical, Inc.*	2,860	2,630,171
Moderna, Inc.*	9,699	2,279,071
Mondelez International, Inc. — Class A	33,930	2,118,589
Gilead Sciences, Inc.	30,294	2,086,045
Automatic Data Processing, Inc.	10,278	2,041,416
Illumina, Inc.*	3,527	1,669,012
Regeneron Pharmaceuticals, Inc.*	2,529	1,412,548
IDEXX Laboratories, Inc.*	2,060	1,300,993
Vertex Pharmaceuticals, Inc.*	6,253	1,260,792
Biogen, Inc.*	3,637	1,259,384
Keurig Dr Pepper, Inc.	34,236	1,206,477
Kraft Heinz Co.	29,544	1,204,805
Align Technology, Inc.*	1,911	1,167,621
Monster Beverage Corp.*	12,767	1,166,265
DexCom, Inc.*	2,336	997,472
Alexion Pharmaceuticals, Inc.*	5,339	980,828
Cintas Corp.	2,537	969,134
Seagen, Inc.*	4,383	691,988
Verisk Analytics, Inc. — Class A	3,915	684,029
Incyte Corp.*	5,312	446,898
Total Consumer, Non-cyclical		44,171,774
Consumer, Cyclical - 6.7%
Tesla, Inc.*	18,923	12,861,963
Costco Wholesale Corp.	10,689	4,229,317
Starbucks Corp.	28,461	3,182,224
Lululemon Athletica, Inc.*	3,022	1,102,939
Walgreens Boots Alliance, Inc.	20,879	1,098,444
Marriott International, Inc. — Class A*	7,866	1,073,866
Ross Stores, Inc.	8,614	1,068,136
O'Reilly Automotive, Inc.*	1,685	954,064
Peloton Interactive, Inc. — Class A*	6,490	804,890
Copart, Inc.*	5,714	753,277
PACCAR, Inc.	8,385	748,361
Fastenal Co.	13,876	721,552
Dollar Tree, Inc.*	5,603	557,499
Total Consumer, Cyclical		29,156,532
Utilities - 0.7%
Exelon Corp.	23,603	1,045,849
American Electric Power Company, Inc.	12,071	1,021,086
Xcel Energy, Inc.	13,000	856,440
Total Utilities		2,923,375

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 75.8% (continued)
Industrial - 0.4%
CSX Corp.	54,882	$1,760,614
Total Common Stocks
(Cost $307,121,229)		329,860,338
MUTUAL FUNDS† - 7.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,183,560	21,770,092
Guggenheim Strategy Fund II2	403,950	10,094,716
Total Mutual Funds
(Cost $31,544,280)		31,864,808

	Face Amount
U.S. TREASURY BILLS†† - 8.2%
U.S. Treasury Bills
0.03% due 12/09/21[3]	$18,175,000	18,170,732
0.04% due 12/09/21[3,4]	10,525,000	10,522,529
0.03% due 08/03/21[3]	4,679,000	4,678,801
0.01% due 08/03/21[3,5]	2,027,000	2,026,914
Total U.S. Treasury Bills
(Cost $35,401,428)		35,398,976

REPURCHASE AGREEMENTS††,6 - 4.1%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[4]	10,141,115	10,141,115
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[4]	3,992,548	3,992,548
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[4]	3,914,262	3,914,262
Total Repurchase Agreements
(Cost $18,047,925)		18,047,925

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	494,917	494,917
Total Securities Lending Collateral
(Cost $494,917)		494,917
Total Investments - 95.5%
(Cost $392,609,779)		$415,666,964
Other Assets & Liabilities, net - 4.5%		19,386,036
Total Net Assets - 100.0%		$435,053,000

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	459	Sep 2021	$133,509,330	$3,105,583

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	0.59% (1 Week USD LIBOR + 0.50%)	At Maturity	07/14/21	22,297	$324,530,359	$15,074,119
Goldman Sachs International	NASDAQ-100 Index	0.64% (1 Week USD LIBOR + 0.55%)	At Maturity	07/15/21	5,418	78,855,464	3,245,356
BNP Paribas	NASDAQ-100 Index	0.74% (1 Month USD LIBOR + 0.65%)	At Maturity	07/15/21	233	3,396,178	180,313
						$406,782,001	$18,499,788

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Affiliated issuer.
3	Rate indicated is the effective yield at the time of purchase.
4	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
5	All or a portion of this security is pledged as futures collateral at June 30, 2021.
6	Repurchase Agreements — See Note 4.
7	Securities lending collateral — See Note 5.
8	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$329,860,338	$—	$—	$329,860,338
Mutual Funds	31,864,808	—	—	31,864,808
U.S. Treasury Bills	—	35,398,976	—	35,398,976
Repurchase Agreements	—	18,047,925	—	18,047,925
Securities Lending Collateral	494,917	—	—	494,917
Equity Futures Contracts**	3,105,583	—	—	3,105,583
Equity Index Swap Agreements**	—	18,499,788	—	18,499,788
Total Assets	$365,325,646	$71,946,689	$—	$437,272,335

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:
Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,090,677	$–	$–	$–	$4,039	$10,094,716	403,950	$35,859
Guggenheim Ultra Short Duration Fund — Institutional Class	21,748,256	–	–	–	21,836	21,770,092	2,183,560	50,575
	$31,838,933	$–	$–	$–	$25,875	$31,864,808		$86,434

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 94.9%
Technology - 42.5%
Apple, Inc.	1,339,347	$183,436,965
Microsoft Corp.	604,484	163,754,716
NVIDIA Corp.	76,089	60,878,809
Adobe, Inc.*	58,380	34,189,663
Intel Corp.	493,174	27,686,788
Broadcom, Inc.	49,867	23,778,580
Texas Instruments, Inc.	112,793	21,690,094
QUALCOMM, Inc.	137,766	19,690,895
Intuit, Inc.	33,374	16,358,934
Applied Materials, Inc.	111,627	15,895,685
Advanced Micro Devices, Inc.*	148,394	13,938,649
Micron Technology, Inc.*	136,962	11,639,031
Lam Research Corp.	17,419	11,334,543
Zoom Video Communications, Inc. — Class A*	28,857	11,168,525
Activision Blizzard, Inc.	94,899	9,057,160
Fiserv, Inc.*	81,435	8,704,587
Autodesk, Inc.*	26,877	7,845,396
Analog Devices, Inc.	45,046	7,755,119
NXP Semiconductor N.V.	33,678	6,928,238
ASML Holding N.V. — Class G	9,704	6,703,911
DocuSign, Inc.*	23,762	6,643,142
KLA Corp.	18,721	6,069,536
Marvell Technology, Inc.	100,061	5,836,558
Workday, Inc. — Class A*	23,083	5,510,835
Synopsys, Inc.*	18,634	5,139,071
Electronic Arts, Inc.	34,953	5,027,290
Microchip Technology, Inc.	33,407	5,002,364
Paychex, Inc.	44,012	4,722,488
Cadence Design Systems, Inc.*	33,985	4,649,828
Cognizant Technology Solutions Corp. — Class A	64,414	4,461,314
Xilinx, Inc.	30,025	4,342,816
Atlassian Corporation plc — Class A*	16,523	4,244,098
NetEase, Inc. ADR	36,799	4,241,085
Skyworks Solutions, Inc.	20,163	3,866,255
ANSYS, Inc.*	10,644	3,694,107
Maxim Integrated Products, Inc.	32,776	3,453,279
Splunk, Inc.*	20,018	2,894,202
Cerner Corp.	36,801	2,876,366
Check Point Software Technologies Ltd.*	16,523	1,918,816
Total Technology		747,029,738
Communications - 29.9%
Amazon.com, Inc.*	40,477	139,247,356
Facebook, Inc. — Class A*	192,307	66,867,067
Alphabet, Inc. — Class C*	25,970	65,089,131
Alphabet, Inc. — Class A*	24,138	58,939,927
Comcast Corp. — Class A	559,961	31,928,976
Netflix, Inc.*	54,154	28,604,684
Cisco Systems, Inc.	514,694	27,278,782
T-Mobile US, Inc.*	152,283	22,055,147
Charter Communications, Inc. — Class A*	23,042	16,623,651
Booking Holdings, Inc.*	5,014	10,971,083
MercadoLibre, Inc.*	6,089	9,485,383
JD.com, Inc. ADR*	98,421	7,854,980
Baidu, Inc. ADR*	31,645	6,452,416
Pinduoduo, Inc. ADR*	46,208	5,869,340
eBay, Inc.	83,204	5,841,753
Match Group, Inc.*	33,009	5,322,701
Okta, Inc.*	15,273	3,736,998
Sirius XM Holdings, Inc.[1]	499,617	3,267,495
VeriSign, Inc.*	13,754	3,131,648
CDW Corp.	17,123	2,990,532
Trip.com Group Ltd. ADR*	64,344	2,281,638
Fox Corp. — Class A	39,930	1,482,601
Fox Corp. — Class B	30,933	1,088,842
Total Communications		526,412,131
Consumer, Non-cyclical - 12.7%
PayPal Holdings, Inc.*	143,473	41,819,510
PepsiCo, Inc.	168,743	25,002,651
Amgen, Inc.	70,172	17,104,425
Intuitive Surgical, Inc.*	14,462	13,299,834
Moderna, Inc.*	49,040	11,523,419
Mondelez International, Inc. — Class A	171,562	10,712,331
Gilead Sciences, Inc.	153,177	10,547,768
Automatic Data Processing, Inc.	51,970	10,322,281
Illumina, Inc.*	17,831	8,437,808
Regeneron Pharmaceuticals, Inc.*	12,786	7,141,492
IDEXX Laboratories, Inc.*	10,415	6,577,593
Vertex Pharmaceuticals, Inc.*	31,616	6,374,734
Biogen, Inc.*	18,388	6,367,213
Keurig Dr Pepper, Inc.	173,109	6,100,361
Kraft Heinz Co.	149,387	6,092,002
Align Technology, Inc.*	9,665	5,905,315
Monster Beverage Corp.*	64,555	5,897,099
DexCom, Inc.*	11,811	5,043,297
Alexion Pharmaceuticals, Inc.*	26,994	4,959,068
Cintas Corp.	12,830	4,901,060
Seagen, Inc.*	22,164	3,499,252
Verisk Analytics, Inc. — Class A	19,797	3,458,932
Incyte Corp.*	26,860	2,259,732
Total Consumer, Non-cyclical		223,347,177
Consumer, Cyclical - 8.4%
Tesla, Inc.*	95,681	65,034,375
Costco Wholesale Corp.	54,048	21,385,172
Starbucks Corp.	143,909	16,090,465
Lululemon Athletica, Inc.*	15,282	5,577,472
Walgreens Boots Alliance, Inc.	105,571	5,554,090
Marriott International, Inc. — Class A*	39,771	5,429,537
Ross Stores, Inc.	43,554	5,400,696
O'Reilly Automotive, Inc.*	8,520	4,824,109
Peloton Interactive, Inc. — Class A*	32,823	4,070,709
Copart, Inc.*	28,894	3,809,096
PACCAR, Inc.	42,399	3,784,111
Fastenal Co.	70,161	3,648,372
Dollar Tree, Inc.*	28,329	2,818,736
Total Consumer, Cyclical		147,426,940
Utilities - 0.9%
Exelon Corp.	119,345	5,288,177
American Electric Power Company, Inc.	61,036	5,163,035
Xcel Energy, Inc.	65,733	4,330,490
Total Utilities		14,781,702

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 94.9% (continued)
Industrial - 0.5%
CSX Corp.	277,512	$8,902,585
Total Common Stocks
(Cost $460,761,059)		1,667,900,273

MUTUAL FUNDS† - 2.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,763,781	27,554,900
Guggenheim Strategy Fund II2	575,584	14,383,856
Guggenheim Strategy Fund III[2]	370,504	9,321,875
Total Mutual Funds
(Cost $51,178,710)		51,260,631

	Face Amount
FEDERAL AGENCY NOTES†† - 0.4%
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[3]	$3,000,000	3,011,198
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 11/23/21[3]	1,400,000	1,402,235
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[3]	2,000,000	2,002,885
Total Federal Agency Notes
(Cost $6,399,086)		6,416,318

U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
0.01% due 08/03/21[4,5]	$3,779,000	$3,778,839
0.04% due 12/09/21[5,6]	200,000	199,953
Total U.S. Treasury Bills
(Cost $3,978,931)		3,978,792

REPURCHASE AGREEMENTS††,7 - 0.8%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[6]	8,392,410	8,392,410
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[6]	3,304,084	3,304,084
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[6]	3,239,298	3,239,298
Total Repurchase Agreements
(Cost $14,935,792)		14,935,792

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[9]	2,529,306	2,529,306
Total Securities Lending Collateral
(Cost $2,529,306)		2,529,306
Total Investments - 99.4%
(Cost $539,782,884)		$1,747,021,112
Other Assets & Liabilities, net - 0.6%		11,398,574
Total Net Assets - 100.0%		$1,758,419,686

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	234	Sep 2021	$68,063,580	$2,561,255

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	0.64% (1 Week USD LIBOR + 0.55%)	At Maturity	07/15/21	1,314	$19,127,658	$993,515
Barclays Bank plc	NASDAQ-100 Index	0.59% (1 Week USD LIBOR + 0.50%)	At Maturity	07/14/21	150	2,178,222	134,259
BNP Paribas	NASDAQ-100 Index	0.74% (1 Month USD LIBOR + 0.65%)	At Maturity	07/15/21	151	2,196,239	128,575
						$23,502,119	$1,256,349

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Affiliated issuer.
3	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
4	All or a portion of this security is pledged as futures collateral at June 30, 2021.
5	Rate indicated is the effective yield at the time of purchase.
6	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
7	Repurchase Agreements — See Note 4.
8	Securities lending collateral — See Note 5.
9	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,667,900,273	$—	$—	$1,667,900,273
Mutual Funds	51,260,631	—	—	51,260,631
Federal Agency Notes	—	6,416,318	—	6,416,318
U.S. Treasury Bills	—	3,978,792	—	3,978,792
Repurchase Agreements	—	14,935,792	—	14,935,792
Securities Lending Collateral	2,529,306	—	—	2,529,306
Equity Futures Contracts**	2,561,255	—	—	2,561,255
Equity Index Swap Agreements**	—	1,256,349	—	1,256,349
Total Assets	$1,724,251,465	$26,587,251	$—	$1,750,838,716

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,378,100	$–	$–	$–	$5,756	$14,383,856	575,584	$51,095
Guggenheim Strategy Fund III	9,314,465	–	–	–	7,410	9,321,875	370,504	38,927
Guggenheim Ultra Short Duration Fund — Institutional Class	25,529,268	2,000,000	–	–	25,632	27,554,900	2,763,781	62,805
	$49,221,833	$2,000,000	$–	$–	$38,798	$51,260,631		$152,827

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 81.4%
Technology - 18.9%
Apple, Inc.	161,148	$22,070,830
Microsoft Corp.	77,373	20,960,346
NVIDIA Corp.	6,400	5,120,640
Adobe, Inc.*	4,911	2,876,078
Intel Corp.	41,482	2,328,799
salesforce.com, Inc.*	9,513	2,323,740
Broadcom, Inc.	4,195	2,000,344
Accenture plc — Class A	6,530	1,924,979
Texas Instruments, Inc.	9,488	1,824,542
QUALCOMM, Inc.	11,588	1,656,273
Oracle Corp.	18,663	1,452,728
Intuit, Inc.	2,807	1,375,907
International Business Machines Corp.	9,179	1,345,550
Applied Materials, Inc.	9,427	1,342,405
Advanced Micro Devices, Inc.*	12,482	1,172,434
ServiceNow, Inc.*	2,028	1,114,487
Micron Technology, Inc.*	11,520	978,970
Lam Research Corp.	1,465	953,275
Fidelity National Information Services, Inc.	6,371	902,580
Activision Blizzard, Inc.	7,983	761,898
Autodesk, Inc.*	2,260	659,694
Fiserv, Inc.*	6,119	654,060
Analog Devices, Inc.	3,789	652,314
NXP Semiconductor N.V.	2,833	582,805
KLA Corp.	1,575	510,631
Roper Technologies, Inc.	1,081	508,286
MSCI, Inc. — Class A	847	451,519
Synopsys, Inc.*	1,567	432,163
Electronic Arts, Inc.	2,940	422,860
Microchip Technology, Inc.	2,810	420,769
Cadence Design Systems, Inc.*	2,859	391,168
Cognizant Technology Solutions Corp. — Class A	5,418	375,251
HP, Inc.	12,341	372,575
Xilinx, Inc.	2,525	365,216
Paychex, Inc.	3,295	353,553
Fortinet, Inc.*	1,393	331,799
Skyworks Solutions, Inc.	1,696	325,208
ANSYS, Inc.*	895	310,619
Zebra Technologies Corp. — Class A*	550	291,219
Maxim Integrated Products, Inc.	2,757	290,478
Cerner Corp.	3,096	241,983
Teradyne, Inc.	1,708	228,804
Qorvo, Inc.*	1,156	226,171
Western Digital Corp.*	3,148	224,043
Take-Two Interactive Software, Inc.*	1,188	210,300
Hewlett Packard Enterprise Co.	13,416	195,605
Akamai Technologies, Inc.*	1,674	195,188
Broadridge Financial Solutions, Inc.	1,192	192,544
Tyler Technologies, Inc.*	418	189,091
NetApp, Inc.	2,287	187,122
Paycom Software, Inc.*	504	183,189
Seagate Technology Holdings plc	2,046	179,905
Monolithic Power Systems, Inc.	442	165,065
PTC, Inc.*	1,080	152,561
Citrix Systems, Inc.	1,276	149,637
Leidos Holdings, Inc.	1,366	138,102
Jack Henry & Associates, Inc.	763	124,758
DXC Technology Co.*	2,618	101,945
IPG Photonics Corp.*	369	77,774
Total Technology		86,552,779
Consumer, Non-cyclical - 16.3%
Johnson & Johnson	27,054	4,456,876
UnitedHealth Group, Inc.	9,695	3,882,266
PayPal Holdings, Inc.*	12,068	3,517,581
Procter & Gamble Co.	25,151	3,393,624
Pfizer, Inc.	57,505	2,251,896
Coca-Cola Co.	39,865	2,157,095
Abbott Laboratories	18,254	2,116,186
PepsiCo, Inc.	14,194	2,103,125
AbbVie, Inc.	18,145	2,043,853
Thermo Fisher Scientific, Inc.	4,038	2,037,050
Merck & Company, Inc.	26,013	2,023,031
Eli Lilly & Co.	8,177	1,876,785
Danaher Corp.	6,522	1,750,244
Medtronic plc	13,822	1,715,725
Philip Morris International, Inc.	16,011	1,586,851
Bristol-Myers Squibb Co.	22,950	1,533,519
Amgen, Inc.	5,903	1,438,856
CVS Health Corp.	13,525	1,128,526
Intuitive Surgical, Inc.*	1,216	1,118,282
S&P Global, Inc.	2,475	1,015,864
Anthem, Inc.	2,514	959,845
Zoetis, Inc.	4,877	908,877
Altria Group, Inc.	19,012	906,492
Mondelez International, Inc. — Class A	14,431	901,072
Gilead Sciences, Inc.	12,885	887,261
Stryker Corp.	3,367	874,511
Automatic Data Processing, Inc.	4,371	868,168
Cigna Corp.	3,525	835,672
Estee Lauder Companies, Inc. — Class A	2,382	757,667
Becton Dickinson and Co.	2,988	726,652
Illumina, Inc.*	1,500	709,815
Colgate-Palmolive Co.	8,691	707,013
Edwards Lifesciences Corp.*	6,386	661,398
Boston Scientific Corp.*	14,597	624,168
Regeneron Pharmaceuticals, Inc.*	1,076	600,989
Moody's Corp.	1,654	599,360
Humana, Inc.	1,325	586,604
Global Payments, Inc.	3,033	568,809
HCA Healthcare, Inc.	2,699	557,991
IDEXX Laboratories, Inc.*	876	553,238
Vertex Pharmaceuticals, Inc.*	2,659	536,134
Biogen, Inc.*	1,547	535,680
IQVIA Holdings, Inc.*	1,969	477,128
Kimberly-Clark Corp.	3,467	463,815
Align Technology, Inc.*	740	452,140
Centene Corp.*	5,987	436,632
IHS Markit Ltd.	3,849	433,628
DexCom, Inc.*	993	424,011
Alexion Pharmaceuticals, Inc.*	2,270	417,022
Baxter International, Inc.	5,166	415,863

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Consumer, Non-cyclical - 16.3% (continued)
Sysco Corp.	5,256	$408,654
Constellation Brands, Inc. — Class A	1,736	406,033
General Mills, Inc.	6,266	381,787
ResMed, Inc.	1,495	368,547
Archer-Daniels-Midland Co.	5,740	347,844
Monster Beverage Corp.*	3,801	347,221
Cintas Corp.	907	346,474
Zimmer Biomet Holdings, Inc.	2,142	344,477
Corteva, Inc.	7,572	335,818
McKesson Corp.	1,625	310,765
Equifax, Inc.	1,250	299,387
Kroger Co.	7,778	297,975
Verisk Analytics, Inc. — Class A	1,665	290,909
Laboratory Corporation of America Holdings*	1,003	276,677
West Pharmaceutical Services, Inc.	758	272,198
Kraft Heinz Co.	6,660	271,595
Hershey Co.	1,503	261,792
United Rentals, Inc.*	744	237,343
Clorox Co.	1,277	229,745
McCormick & Company, Inc.	2,558	225,923
Tyson Foods, Inc. — Class A	3,027	223,271
FleetCor Technologies, Inc.*	856	219,187
Church & Dwight Company, Inc.	2,519	214,669
Gartner, Inc.*	884	214,105
STERIS plc	1,003	206,919
Cooper Companies, Inc.	505	200,116
Teleflex, Inc.	479	192,457
Charles River Laboratories International, Inc.*	516	190,879
Catalent, Inc.*	1,749	189,102
MarketAxess Holdings, Inc.	390	180,800
Conagra Brands, Inc.	4,931	179,390
Avery Dennison Corp.	853	179,335
PerkinElmer, Inc.	1,152	177,880
Viatris, Inc.	12,417	177,439
Quest Diagnostics, Inc.	1,342	177,104
Hologic, Inc.*	2,632	175,607
AmerisourceBergen Corp. — Class A	1,518	173,796
Cardinal Health, Inc.	2,981	170,185
Kellogg Co.	2,589	166,550
Incyte Corp.*	1,920	161,530
J M Smucker Co.	1,126	145,896
ABIOMED, Inc.*	465	145,131
Bio-Rad Laboratories, Inc. — Class A*	221	142,388
Dentsply Sirona, Inc.	2,243	141,892
Brown-Forman Corp. — Class B	1,876	140,588
Hormel Foods Corp.	2,896	138,284
Quanta Services, Inc.	1,431	129,606
Lamb Weston Holdings, Inc.	1,503	121,232
Universal Health Services, Inc. — Class B	801	117,290
Henry Schein, Inc.*	1,445	107,205
Molson Coors Beverage Co. — Class B*	1,935	103,890
Robert Half International, Inc.	1,158	103,027
Campbell Soup Co.	2,086	95,101
Nielsen Holdings plc	3,683	90,860
DaVita, Inc.*	720	86,710
Organon & Co.*	2,599	78,646
Rollins, Inc.	2,274	77,771
Perrigo Company plc	1,372	62,906
Total Consumer, Non-cyclical		74,594,798
Communications - 13.3%
Amazon.com, Inc.*	4,403	15,147,024
Facebook, Inc. — Class A*	24,615	8,558,882
Alphabet, Inc. — Class A*	3,090	7,545,131
Alphabet, Inc. — Class C*	2,925	7,330,986
Walt Disney Co.*	18,666	3,280,923
Comcast Corp. — Class A	47,100	2,685,642
Netflix, Inc.*	4,555	2,405,997
Verizon Communications, Inc.	42,531	2,383,012
Cisco Systems, Inc.	43,293	2,294,529
AT&T, Inc.	73,350	2,111,013
Charter Communications, Inc. — Class A*	1,415	1,020,852
Booking Holdings, Inc.*	422	923,374
T-Mobile US, Inc.*	6,020	871,877
Twitter, Inc.*	8,199	564,173
eBay, Inc.	6,649	466,826
Motorola Solutions, Inc.	1,743	377,970
Corning, Inc.	7,959	325,523
ViacomCBS, Inc. — Class B	6,221	281,189
Etsy, Inc.*	1,306	268,827
CDW Corp.	1,440	251,496
Expedia Group, Inc.*	1,453	237,871
VeriSign, Inc.*	1,018	231,788
Arista Networks, Inc.*	564	204,343
Omnicom Group, Inc.	2,210	176,778
NortonLifeLock, Inc.	5,958	162,177
Lumen Technologies, Inc.	10,220	138,890
Interpublic Group of Companies, Inc.	4,041	131,292
Fox Corp. — Class A	3,359	124,720
F5 Networks, Inc.*	612	114,236
DISH Network Corp. — Class A*	2,553	106,715
News Corp. — Class A	4,019	103,570
Juniper Networks, Inc.	3,367	92,087
Discovery, Inc. — Class C*	3,086	89,432
Fox Corp. — Class B	1,561	54,947
Discovery, Inc. — Class A*,1	1,733	53,168
News Corp. — Class B	1,251	30,462
Total Communications		61,147,722
Financial - 12.4%
Berkshire Hathaway, Inc. — Class B*	19,471	5,411,380
JPMorgan Chase & Co.	31,099	4,837,139
Visa, Inc. — Class A	17,380	4,063,792
Mastercard, Inc. — Class A	8,987	3,281,064
Bank of America Corp.	77,470	3,194,088
Wells Fargo & Co.	42,464	1,923,195
Citigroup, Inc.	21,235	1,502,376
Morgan Stanley	15,291	1,402,032
Goldman Sachs Group, Inc.	3,495	1,326,457
BlackRock, Inc. — Class A	1,457	1,274,831
American Tower Corp. — Class A REIT	4,671	1,261,824
Charles Schwab Corp.	15,408	1,121,856

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Financial - 12.4% (continued)
American Express Co.	6,685	$1,104,563
Prologis, Inc. REIT	7,600	908,428
Crown Castle International Corp. REIT	4,440	866,244
PNC Financial Services Group, Inc.	4,365	832,667
U.S. Bancorp	13,927	793,421
CME Group, Inc. — Class A	3,688	784,364
Truist Financial Corp.	13,816	766,788
Equinix, Inc. REIT	919	737,589
Marsh & McLennan Companies, Inc.	5,224	734,912
Chubb Ltd.	4,620	734,303
Capital One Financial Corp.	4,638	717,452
Intercontinental Exchange, Inc.	5,781	686,205
Progressive Corp.	6,011	590,340
Aon plc — Class A	2,318	553,446
Public Storage REIT	1,564	470,279
T. Rowe Price Group, Inc.	2,330	461,270
MetLife, Inc.	7,644	457,493
Simon Property Group, Inc. REIT	3,375	440,370
Digital Realty Trust, Inc. REIT	2,893	435,281
Bank of New York Mellon Corp.	8,288	424,594
American International Group, Inc.	8,816	419,642
Prudential Financial, Inc.	4,048	414,799
Allstate Corp.	3,075	401,103
Travelers Companies, Inc.	2,584	386,851
Discover Financial Services	3,131	370,366
SBA Communications Corp. REIT	1,123	357,900
Welltower, Inc. REIT	4,289	356,416
Aflac, Inc.	6,494	348,468
First Republic Bank	1,808	338,403
SVB Financial Group*	558	310,488
Willis Towers Watson plc	1,325	304,777
AvalonBay Communities, Inc. REIT	1,434	299,261
Ameriprise Financial, Inc.	1,191	296,416
CBRE Group, Inc. — Class A*	3,448	295,597
Arthur J Gallagher & Co.	2,105	294,868
State Street Corp.	3,573	293,986
Fifth Third Bancorp	7,232	276,479
Equity Residential REIT	3,534	272,118
Synchrony Financial	5,557	269,626
Weyerhaeuser Co. REIT	7,697	264,931
Alexandria Real Estate Equities, Inc. REIT	1,409	256,353
Realty Income Corp. REIT	3,838	256,148
Northern Trust Corp.	2,137	247,080
Hartford Financial Services Group, Inc.	3,670	227,430
Extra Space Storage, Inc. REIT	1,374	225,089
Ventas, Inc. REIT	3,854	220,063
Huntington Bancshares, Inc.	15,158	216,305
Nasdaq, Inc.	1,180	207,444
KeyCorp	9,970	205,881
Citizens Financial Group, Inc.	4,376	200,727
Essex Property Trust, Inc. REIT	668	200,407
Regions Financial Corp.	9,876	199,298
Mid-America Apartment Communities, Inc. REIT	1,176	198,062
M&T Bank Corp.	1,322	192,100
Healthpeak Properties, Inc. REIT	5,537	184,327
Duke Realty Corp. REIT	3,852	182,392
Cincinnati Financial Corp.	1,539	179,478
Boston Properties, Inc. REIT	1,458	167,072
Principal Financial Group, Inc.	2,599	164,231
Raymond James Financial, Inc.	1,256	163,154
UDR, Inc. REIT	3,049	149,340
Cboe Global Markets, Inc.	1,095	130,360
Loews Corp.	2,298	125,586
Iron Mountain, Inc. REIT	2,966	125,521
Host Hotels & Resorts, Inc. REIT*	7,254	123,971
Lincoln National Corp.	1,837	115,437
W R Berkley Corp.	1,440	107,179
Regency Centers Corp. REIT	1,622	103,922
Invesco Ltd.	3,887	103,899
Everest Re Group Ltd.	412	103,828
Comerica, Inc.	1,434	102,302
Assurant, Inc.	622	97,144
Western Union Co.	4,204	96,566
Kimco Realty Corp. REIT	4,453	92,845
Globe Life, Inc.	974	92,773
Franklin Resources, Inc.	2,798	89,508
Zions Bancorp North America	1,683	88,963
Federal Realty Investment Trust REIT	727	85,183
People's United Financial, Inc.	4,393	75,296
Vornado Realty Trust REIT	1,613	75,279
Unum Group	2,098	59,583
Total Financial		56,910,064
Consumer, Cyclical - 7.7%
Tesla, Inc.*	7,917	5,381,185
Home Depot, Inc.	10,923	3,483,235
NIKE, Inc. — Class B	13,098	2,023,510
Walmart, Inc.	14,106	1,989,228
Costco Wholesale Corp.	4,541	1,796,737
McDonald's Corp.	7,666	1,770,769
Lowe's Companies, Inc.	7,262	1,408,610
Starbucks Corp.	12,105	1,353,460
Target Corp.	5,082	1,228,523
TJX Companies, Inc.	12,390	835,334
General Motors Co.*	13,115	776,014
Ford Motor Co.*	40,278	598,531
Dollar General Corp.	2,427	525,179
Ross Stores, Inc.	3,663	454,212
Chipotle Mexican Grill, Inc. — Class A*	289	448,048
Aptiv plc*	2,779	437,220
O'Reilly Automotive, Inc.*	717	405,973
Walgreens Boots Alliance, Inc.	7,370	387,736
Marriott International, Inc. — Class A*	2,743	374,474
Cummins, Inc.	1,501	365,959
Yum! Brands, Inc.	3,060	351,992
Hilton Worldwide Holdings, Inc.*	2,861	345,094
AutoZone, Inc.*	222	331,273
Southwest Airlines Co.*	6,075	322,522
PACCAR, Inc.	3,565	318,176

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Consumer, Cyclical - 7.7% (continued)
Fastenal Co.	5,900	$306,800
DR Horton, Inc.	3,370	304,547
Delta Air Lines, Inc.*	6,570	284,218
Copart, Inc.*	2,139	281,984
Lennar Corp. — Class A	2,833	281,459
VF Corp.	3,304	271,060
Best Buy Company, Inc.	2,290	263,304
Dollar Tree, Inc.*	2,382	237,009
Caesars Entertainment, Inc.*	2,144	222,440
Tractor Supply Co.	1,184	220,295
CarMax, Inc.*	1,676	216,455
Carnival Corp.*	8,201	216,178
WW Grainger, Inc.	450	197,100
Darden Restaurants, Inc.	1,344	196,211
Ulta Beauty, Inc.*	563	194,669
Royal Caribbean Cruises Ltd.*	2,249	191,795
Pool Corp.	412	188,968
Genuine Parts Co.	1,484	187,681
Domino's Pizza, Inc.	399	186,130
MGM Resorts International	4,183	178,405
Las Vegas Sands Corp.*	3,375	177,829
NVR, Inc.*	35	174,065
United Airlines Holdings, Inc.*	3,324	173,812
L Brands, Inc.	2,407	173,448
PulteGroup, Inc.	2,717	148,267
LKQ Corp.*	2,856	140,572
Whirlpool Corp.	643	140,187
American Airlines Group, Inc.*	6,589	139,753
Advance Auto Parts, Inc.	672	137,854
Wynn Resorts Ltd.*	1,081	132,206
Live Nation Entertainment, Inc.*	1,484	129,983
Tapestry, Inc.*	2,864	124,527
Hasbro, Inc.	1,313	124,105
BorgWarner, Inc.	2,464	119,603
Penn National Gaming, Inc.*	1,526	116,724
Mohawk Industries, Inc.*	601	115,506
Norwegian Cruise Line Holdings Ltd.*,1	3,800	111,758
Newell Brands, Inc.	3,889	106,831
PVH Corp.*	731	78,648
Alaska Air Group, Inc.*	1,279	77,136
Gap, Inc.	2,134	71,809
Leggett & Platt, Inc.	1,369	70,928
Hanesbrands, Inc.	3,587	66,969
Ralph Lauren Corp. — Class A	496	58,434
Under Armour, Inc. — Class A*	1,938	40,989
Under Armour, Inc. — Class C*	2,019	37,493
Total Consumer, Cyclical		35,329,138
Industrial - 6.7%
Honeywell International, Inc.	7,135	1,565,062
United Parcel Service, Inc. — Class B	7,431	1,545,425
Union Pacific Corp.	6,824	1,500,802
Boeing Co.*	5,647	1,352,795
Raytheon Technologies Corp.	15,565	1,327,850
Caterpillar, Inc.	5,628	1,224,822
General Electric Co.	90,184	1,213,876
3M Co.	5,955	1,182,842
Deere & Co.	3,205	1,130,436
Lockheed Martin Corp.	2,513	950,794
CSX Corp.	23,343	748,843
FedEx Corp.	2,508	748,212
Norfolk Southern Corp.	2,571	682,369
Illinois Tool Works, Inc.	2,953	660,173
Eaton Corporation plc	4,094	606,649
Emerson Electric Co.	6,160	592,838
Waste Management, Inc.	3,990	559,039
Northrop Grumman Corp.	1,538	558,955
Johnson Controls International plc	7,363	505,323
Agilent Technologies, Inc.	3,117	460,724
TE Connectivity Ltd.	3,392	458,632
L3Harris Technologies, Inc.	2,106	455,212
Trane Technologies plc	2,457	452,432
General Dynamics Corp.	2,352	442,787
Amphenol Corp. — Class A	6,139	419,969
Carrier Global Corp.	8,392	407,851
Parker-Hannifin Corp.	1,326	407,228
TransDigm Group, Inc.*	564	365,072
Rockwell Automation, Inc.	1,192	340,936
Stanley Black & Decker, Inc.	1,659	340,078
Otis Worldwide Corp.	4,144	338,855
Mettler-Toledo International, Inc.*	239	331,096
AMETEK, Inc.	2,372	316,662
Keysight Technologies, Inc.*	1,893	292,298
Ball Corp.	3,372	273,200
Generac Holdings, Inc.*	646	268,187
Kansas City Southern	934	264,668
Old Dominion Freight Line, Inc.	977	247,963
Fortive Corp.	3,478	242,556
Republic Services, Inc. — Class A	2,163	237,952
Vulcan Materials Co.	1,362	237,083
Martin Marietta Materials, Inc.	641	225,510
Garmin Ltd.	1,540	222,746
Dover Corp.	1,479	222,737
Xylem, Inc.	1,849	221,806
Expeditors International of Washington, Inc.	1,735	219,651
Waters Corp.*	634	219,117
Trimble, Inc.*	2,578	210,958
Teledyne Technologies, Inc.*	477	199,782
Ingersoll Rand, Inc.*	3,835	187,186
Amcor plc	15,839	181,515
Jacobs Engineering Group, Inc.	1,338	178,516
IDEX Corp.	780	171,639
Textron, Inc.	2,319	159,477
Masco Corp.	2,607	153,578
Westinghouse Air Brake Technologies Corp.	1,825	150,198
Westrock Co.	2,733	145,450
Fortune Brands Home & Security, Inc.	1,422	141,646
J.B. Hunt Transport Services, Inc.	857	139,648
Howmet Aerospace, Inc.*	4,016	138,432
Packaging Corporation of America	976	132,170
Allegion plc	924	128,713
CH Robinson Worldwide, Inc.	1,366	127,953
Snap-on, Inc.	556	124,227

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Industrial - 6.7% (continued)
Pentair plc	1,707	$115,205
A O Smith Corp.	1,381	99,515
Sealed Air Corp.	1,561	92,489
Huntington Ingalls Industries, Inc.	413	87,040
Total Industrial		30,655,450
Energy - 2.4%
Exxon Mobil Corp.	43,491	2,743,412
Chevron Corp.	19,856	2,079,718
ConocoPhillips	13,863	844,257
EOG Resources, Inc.	5,996	500,306
Schlumberger N.V.	14,365	459,824
Marathon Petroleum Corp.	6,633	400,766
Pioneer Natural Resources Co.	2,381	386,960
Phillips 66	4,498	386,018
Kinder Morgan, Inc.	20,008	364,746
Williams Companies, Inc.	12,480	331,344
Valero Energy Corp.	4,199	327,858
Occidental Petroleum Corp.	8,630	269,860
Enphase Energy, Inc.*	1,394	255,980
ONEOK, Inc.	4,577	254,664
Hess Corp.	2,820	246,242
Halliburton Co.	9,140	211,317
Devon Energy Corp.	6,119	178,614
Diamondback Energy, Inc.	1,859	174,542
Baker Hughes Co.	7,473	170,907
Marathon Oil Corp.	8,097	110,281
APA Corp.	3,882	83,968
Cabot Oil & Gas Corp. — Class A	4,105	71,673
NOV, Inc.*	4,013	61,479
Total Energy		10,914,736
Utilities - 2.0%
NextEra Energy, Inc.	20,150	1,476,592
Duke Energy Corp.	7,902	780,085
Southern Co.	10,876	658,107
Dominion Energy, Inc.	8,286	609,601
Exelon Corp.	10,039	444,828
American Electric Power Company, Inc.	5,134	434,285
Sempra Energy	3,237	428,838
Xcel Energy, Inc.	5,529	364,251
Public Service Enterprise Group, Inc.	5,189	309,991
WEC Energy Group, Inc.	3,240	288,198
American Water Works Company, Inc.	1,864	287,298
Eversource Energy	3,529	283,167
DTE Energy Co.	1,990	257,904
Consolidated Edison, Inc.	3,521	252,526
Edison International	3,898	225,382
PPL Corp.	7,905	221,103
Ameren Corp.	2,625	210,105
FirstEnergy Corp.	5,588	207,930
Entergy Corp.	2,061	205,482
AES Corp.	6,845	178,449
CMS Energy Corp.	2,974	175,704
CenterPoint Energy, Inc.	5,964	146,237
Alliant Energy Corp.	2,570	143,303
Evergy, Inc.	2,355	142,313
Atmos Energy Corp.	1,342	128,980
NRG Energy, Inc.	2,514	101,314
NiSource, Inc.	4,029	98,710
Pinnacle West Capital Corp.	1,157	94,839
Total Utilities		9,155,522
Basic Materials - 1.7%
Linde plc	5,344	1,544,950
Sherwin-Williams Co.	2,459	669,955
Air Products and Chemicals, Inc.	2,273	653,897
Freeport-McMoRan, Inc.	15,056	558,728
Ecolab, Inc.	2,555	526,253
Newmont Corp.	8,230	521,618
Dow, Inc.	7,674	485,611
DuPont de Nemours, Inc.	5,467	423,200
PPG Industries, Inc.	2,435	413,390
International Flavors & Fragrances, Inc.	2,557	382,016
Nucor Corp.	3,074	294,889
LyondellBasell Industries N.V. — Class A	2,645	272,091
International Paper Co.	4,024	246,711
Albemarle Corp.	1,199	201,984
Celanese Corp. — Class A	1,157	175,401
Eastman Chemical Co.	1,401	163,567
FMC Corp.	1,324	143,257
CF Industries Holdings, Inc.	2,203	113,344
Mosaic Co.	3,550	113,280
Total Basic Materials		7,904,142
Total Common Stocks
(Cost $340,546,987)		373,164,351

MUTUAL FUNDS† - 8.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,434,889	24,275,848
Guggenheim Strategy Fund II2	428,246	10,701,879
Guggenheim Strategy Fund III[2]	184,563	4,643,596
Total Mutual Funds
(Cost $39,381,510)		39,621,323

	Face Amount
U.S. TREASURY BILLS†† - 1.8%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	$6,700,000	6,698,427
0.03% due 12/09/21[4]	1,100,000	1,099,741
0.01% due 08/03/21[4]	493,000	492,979
Total U.S. Treasury Bills
(Cost $8,291,690)		8,291,147

FEDERAL AGENCY NOTES†† - 0.2%

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 0.2% (continued)
Freddie Mac.
0.35% due 01/27/23	$850,000	$850,097
Total Federal Agency Notes
(Cost $850,331)		850,097

REPURCHASE AGREEMENTS††,5 - 6.5%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[3]	16,800,992	16,800,992
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[3]	6,614,535	6,614,535
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[3]	6,484,839	6,484,839
Total Repurchase Agreements
(Cost $29,900,366)		29,900,366

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	124,344	124,344
Total Securities Lending Collateral
(Cost $124,344)		124,344
Total Investments - 98.6%
(Cost $419,095,228)		$451,951,628
Other Assets & Liabilities, net - 1.4%		6,223,289
Total Net Assets - 100.0%		$458,174,917

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	07/15/21	49,909	$214,482,239	$4,380,756
Barclays Bank plc	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	07/14/21	22,385	96,198,971	2,100,530
BNP Paribas	S&P 500 Index	0.64% (1 Month USD LIBOR + 0.55%)	At Maturity	07/15/21	653	2,806,968	65,434
						$313,488,178	$6,546,720

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Affiliated issuer.
3	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See Note 4.
6	Securities lending collateral — See Note 5.
7	Rate indicated is the 7-day yield as of June 30, 2021.

LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$373,164,351	$—	$—	$373,164,351
Mutual Funds	39,621,323	—	—	39,621,323
U.S. Treasury Bills	—	8,291,147	—	8,291,147
Federal Agency Notes	—	850,097	—	850,097
Repurchase Agreements	—	29,900,366	—	29,900,366
Securities Lending Collateral	124,344	—	—	124,344
Equity Index Swap Agreements**	—	6,546,720	—	6,546,720
Total Assets	$412,910,018	$45,588,330	$—	$458,498,348

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,697,596	$–	$–	$–	$4,283	$10,701,879	428,246	$38,016
Guggenheim Strategy Fund III	4,639,905	–	–	–	3,691	4,643,596	184,563	19,391
Guggenheim Ultra Short Duration Fund — Institutional Class	19,255,008	5,000,000	–	–	20,840	24,275,848	2,434,889	54,258
	$34,592,509	$5,000,000	$–	$–	$28,814	$39,621,323		$111,665

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 95.1%
Mining - 95.1%
Freeport-McMoRan, Inc.	265,725	$9,861,055
Newmont Corp.	145,973	9,251,769
Barrick Gold Corp.	378,437	7,826,077
Franco-Nevada Corp.	46,824	6,792,758
Wheaton Precious Metals Corp.	131,071	5,776,299
Agnico Eagle Mines Ltd.	80,065	4,839,929
Sibanye Stillwater Ltd. ADR	276,767	4,630,312
Kirkland Lake Gold Ltd.	106,253	4,093,928
Royal Gold, Inc.	31,485	3,592,439
Kinross Gold Corp.	565,450	3,590,608
Gold Fields Ltd. ADR	400,775	3,566,897
AngloGold Ashanti Ltd. ADR	190,985	3,548,501
Pan American Silver Corp.	111,049	3,172,670
B2Gold Corp.	627,730	2,642,743
Yamana Gold, Inc.[1]	604,862	2,552,518
First Majestic Silver Corp.[1]	161,157	2,547,892
Hecla Mining Co.	337,340	2,509,810
SSR Mining, Inc.	151,811	2,366,733
Alamos Gold, Inc. — Class A	287,625	2,200,331
Novagold Resources, Inc.*	256,680	2,056,007
Osisko Gold Royalties Ltd.	141,596	1,939,865
Coeur Mining, Inc.*	211,868	1,881,388
Harmony Gold Mining Company Ltd. ADR[1]	497,220	1,854,631
MAG Silver Corp.*	84,564	1,769,079
Equinox Gold Corp.*,1	246,379	1,712,334
Pretium Resources, Inc.*	178,443	1,705,915
Eldorado Gold Corp.*	170,029	1,691,789
Sandstorm Gold Ltd.*,1	196,319	1,548,957
Seabridge Gold, Inc.*,1	83,906	1,472,550
IAMGOLD Corp.*	494,537	1,458,884
SilverCrest Metals, Inc.*	163,690	1,429,014
New Gold, Inc.*	766,943	1,388,167
Gatos Silver, Inc.*,1	74,890	1,309,826
Fortuna Silver Mines, Inc.*,1	228,902	1,270,406
Endeavour Silver Corp.*	204,957	1,254,337
Silvercorp Metals, Inc.	225,056	1,235,557
Gold Resource Corp.	219,357	565,941
Total Mining		112,907,916
Total Common Stocks
(Cost $69,848,331)		112,907,916

EXCHANGE-TRADED FUNDS† - 4.1%
VanEck Vectors Junior Gold Miners ETF[1]	104,584	4,889,302
Total Exchange-Traded Funds
(Cost $3,669,874)		4,889,302

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$566,768	566,768
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	223,136	223,136
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	218,761	218,761
Total Repurchase Agreements
(Cost $1,008,665)		1,008,665

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	4,248,283	4,248,283
Total Securities Lending Collateral
(Cost $4,248,283)		4,248,283
Total Investments - 103.6%
(Cost $78,775,153)		$123,054,166
Other Assets & Liabilities, net - (3.6)%		(4,291,088)
Total Net Assets - 100.0%		$118,763,078

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$112,907,916	$—	$—	$112,907,916
Exchange-Traded Funds	4,889,302	—	—	4,889,302
Repurchase Agreements	—	1,008,665	—	1,008,665
Securities Lending Collateral	4,248,283	—	—	4,248,283
Total Assets	$122,045,501	$1,008,665	$—	$123,054,166

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
REITs - 92.4%
REITs-Diversified - 25.3%
American Tower Corp. — Class A	2,380	$642,933
Crown Castle International Corp.	2,708	528,331
Equinix, Inc.	609	488,783
Digital Realty Trust, Inc.	2,484	373,743
SBA Communications Corp.	1,071	341,328
Weyerhaeuser Co.	8,563	294,738
Duke Realty Corp.	5,056	239,402
VICI Properties, Inc.	7,437	230,696
WP Carey, Inc.	2,835	211,548
Gaming and Leisure Properties, Inc.	4,071	188,609
Lamar Advertising Co. — Class A	1,805	188,478
Vornado Realty Trust	3,647	170,205
CoreSite Realty Corp.	1,110	149,406
National Storage Affiliates Trust	2,684	135,703
Rayonier, Inc.	3,680	132,222
New Residential Investment Corp.	12,083	127,959
PS Business Parks, Inc.	773	114,466
EPR Properties*	2,170	114,316
PotlatchDeltic Corp.	2,072	110,127
Outfront Media, Inc.*	4,505	108,255
National Health Investors, Inc.	1,521	101,983
Uniti Group, Inc.	8,595	91,021
Total REITs-Diversified		5,084,252
REITs-Apartments - 11.5%
AvalonBay Communities, Inc.	1,487	310,322
Equity Residential	3,977	306,229
Invitation Homes, Inc.	7,113	265,244
Essex Property Trust, Inc.	848	254,408
Mid-America Apartment Communities, Inc.	1,503	253,135
UDR, Inc.	4,482	219,528
Camden Property Trust	1,559	206,833
American Homes 4 Rent — Class A	5,267	204,623
Apartment Income REIT Corp.	3,307	156,851
American Campus Communities, Inc.	3,088	144,271
Total REITs-Apartments		2,321,444
REITs-Office Property - 10.6%
Alexandria Real Estate Equities, Inc.	1,683	306,205
Boston Properties, Inc.	2,091	239,608
VEREIT, Inc.	4,028	185,006
Kilroy Realty Corp.	2,342	163,097
SL Green Realty Corp.	1,724	137,920
Douglas Emmett, Inc.	4,078	137,102
Cousins Properties, Inc.	3,607	132,665
Highwoods Properties, Inc.	2,733	123,450
Hudson Pacific Properties, Inc.	4,179	116,260
JBG SMITH Properties	3,631	114,413
Lexington Realty Trust	8,843	105,674
Corporate Office Properties Trust	3,590	100,484
Equity Commonwealth	3,825	100,215
Brandywine Realty Trust	6,312	86,538
Piedmont Office Realty Trust, Inc. — Class A	4,602	84,999
Total REITs-Office Property		2,133,636
REITs-Warehouse/Industries - 9.3%
Prologis, Inc.	4,482	535,733
Americold Realty Trust	4,690	177,516
CyrusOne, Inc.	2,423	173,293
Rexford Industrial Realty, Inc.	2,852	162,421
First Industrial Realty Trust, Inc.	2,838	148,229
EastGroup Properties, Inc.	898	147,676
STAG Industrial, Inc.	3,757	140,624
QTS Realty Trust, Inc. — Class A	1,727	133,497
Innovative Industrial Properties, Inc.	658	125,691
Terreno Realty Corp.	1,871	120,717
Total REITs-Warehouse/Industries		1,865,397
REITs-Health Care - 8.5%
Welltower, Inc.	4,158	345,530
Ventas, Inc.	4,648	265,401
Healthpeak Properties, Inc.	7,257	241,586
Medical Properties Trust, Inc.	9,703	195,030
Omega Healthcare Investors, Inc.	4,641	168,422
Healthcare Trust of America, Inc. — Class A	5,036	134,461
Healthcare Realty Trust, Inc.	3,903	117,871
Sabra Health Care REIT, Inc.	6,390	116,298
Physicians Realty Trust	6,132	113,258
Total REITs-Health Care		1,697,857
REITs-Storage - 6.2%
Public Storage	1,403	421,868
Extra Space Storage, Inc.	1,663	272,433
Iron Mountain, Inc.	4,597	194,545
CubeSmart	3,808	176,387
Life Storage, Inc.	1,553	166,715
Total REITs-Storage		1,231,948
REITs-Hotels - 4.6%
Host Hotels & Resorts, Inc.*	11,501	196,552
MGM Growth Properties LLC — Class A	4,897	179,328
Park Hotels & Resorts, Inc.*	6,078	125,268
Ryman Hospitality Properties, Inc.*	1,492	117,808
Apple Hospitality REIT, Inc.	6,845	104,455
Pebblebrook Hotel Trust	4,271	100,582
Sunstone Hotel Investors, Inc.*	7,435	92,343
Total REITs-Hotels		916,336
REITs-Shopping Centers - 4.4%
Regency Centers Corp.	2,958	189,519
Kimco Realty Corp.	8,330	173,680
Federal Realty Investment Trust	1,462	171,303
Brixmor Property Group, Inc.	6,549	149,907
Weingarten Realty Investors	3,649	117,023
Retail Opportunity Investments Corp.	4,690	82,825
Total REITs-Shopping Centers		884,257
REITs-Single Tenant - 4.4%
Realty Income Corp.	4,271	285,047

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
REITs - 92.4% (continued)
REITs-Single Tenant - 4.4% (continued)
STORE Capital Corp.	5,071	$175,000
National Retail Properties, Inc.	3,485	163,377
Spirit Realty Capital, Inc.	2,808	134,335
Agree Realty Corp.	1,790	126,177
Total REITs-Single Tenant		883,936
REITs-Mortgage - 2.8%
AGNC Investment Corp.	10,145	171,349
Starwood Property Trust, Inc.	6,098	159,585
Blackstone Mortgage Trust, Inc. — Class A	3,875	123,574
Chimera Investment Corp.[1]	7,096	106,866
Total REITs-Mortgage		561,374
REITs-Regional Malls - 2.5%
Simon Property Group, Inc.	2,913	380,088
Macerich Co.	6,326	115,449
Total REITs-Regional Malls		495,537
REITs-Manufactured Homes - 2.3%
Sun Communities, Inc.	1,463	250,758
Equity LifeStyle Properties, Inc.	2,836	210,743
Total REITs-Manufactured Homes		461,501
Total REITs		18,537,475
Real Estate - 5.6%
Real Estate Management/Services - 4.9%
CBRE Group, Inc. — Class A*	3,578	306,742
KE Holdings, Inc. ADR*	4,520	215,513
Jones Lang LaSalle, Inc.*	928	181,387
Redfin Corp.*	2,392	151,677
eXp World Holdings, Inc.*	3,671	142,325
Total Real Estate Management/Services		997,644
Real Estate Operations/Development - 0.7%
Howard Hughes Corp.*	1,351	131,668
Total Real Estate		1,129,312
Internet - 0.9%
Opendoor Technologies, Inc.*,1	10,700	189,711
Diversified Financial Services - 0.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,188	122,856
Total Common Stocks
(Cost $17,487,232)		19,979,354

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$62,323	62,323
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	24,537	24,537
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	24,055	24,055
Total Repurchase Agreements
(Cost $110,915)		110,915

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	222,843	222,843
Total Securities Lending Collateral
(Cost $222,843)		222,843
Total Investments - 101.2%
(Cost $17,820,990)		$20,313,112
Other Assets & Liabilities, net - (1.2)%		(228,634)
Total Net Assets - 100.0%		$20,084,478

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,979,354	$—	$—	$19,979,354
Repurchase Agreements	—	110,915	—	110,915
Securities Lending Collateral	222,843	—	—	222,843
Total Assets	$20,202,197	$110,915	$—	$20,313,112

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Retail - 56.6%
Walmart, Inc.	9,419	$1,328,267
Home Depot, Inc.	3,911	1,247,179
Costco Wholesale Corp.	2,239	885,905
Lowe's Companies, Inc.	4,060	787,518
Target Corp.	3,053	738,032
TJX Companies, Inc.	9,014	607,724
Dollar General Corp.	2,195	474,976
Ross Stores, Inc.	3,629	449,996
Walgreens Boots Alliance, Inc.	8,447	444,397
O'Reilly Automotive, Inc.*	753	426,356
AutoZone, Inc.*	262	390,962
Best Buy Company, Inc.	3,157	362,992
CarMax, Inc.*	2,477	319,905
L Brands, Inc.	4,385	315,983
Dollar Tree, Inc.*	3,170	315,415
Tractor Supply Co.	1,694	315,186
Burlington Stores, Inc.*	977	314,584
Ulta Beauty, Inc.*	852	294,596
Genuine Parts Co.	2,263	286,202
RH*	373	253,267
Advance Auto Parts, Inc.	1,213	248,835
Gap, Inc.	7,131	239,958
Carvana Co.*	770	232,401
Floor & Decor Holdings, Inc. — Class A*	2,193	231,800
Williams-Sonoma, Inc.	1,448	231,173
Five Below, Inc.*	1,152	222,647
Lithia Motors, Inc. — Class A	641	220,273
Dick's Sporting Goods, Inc.	2,063	206,692
Kohl's Corp.	3,616	199,278
AutoNation, Inc.*	1,967	186,491
American Eagle Outfitters, Inc.	4,631	173,801
Foot Locker, Inc.	2,784	171,578
BJ's Wholesale Club Holdings, Inc.*	3,575	170,099
Nordstrom, Inc.*	4,552	166,467
Macy's, Inc.*	8,658	164,156
Vroom, Inc.*	3,820	159,905
Ollie's Bargain Outlet Holdings, Inc.*	1,792	150,761
Bed Bath & Beyond, Inc.*	3,980	132,494
GameStop Corp. — Class A*,1	593	126,985
Murphy USA, Inc.	943	125,768
Big Lots, Inc.	1,521	100,401
Total Retail		14,421,405
Internet - 39.8%
Amazon.com, Inc.*	793	2,728,047
Alibaba Group Holding Ltd. ADR*	4,184	948,848
Booking Holdings, Inc.*	278	608,289
DoorDash, Inc. — Class A*	2,939	524,112
JD.com, Inc. ADR*	6,464	515,892
eBay, Inc.	6,740	473,215
MercadoLibre, Inc.*	273	425,277
Chewy, Inc. — Class A*,1	4,827	384,760
Wayfair, Inc. — Class A*	1,213	382,956
Etsy, Inc.*	1,807	371,953
Vipshop Holdings Ltd. ADR*	17,318	347,745
Expedia Group, Inc.*	1,965	321,690
Pinduoduo, Inc. ADR*	2,524	320,598
Farfetch Ltd. — Class A*	5,930	298,635
Just Eat Takeaway.com N.V. ADR*	16,108	294,125
Fiverr International Ltd.*	1,096	265,769
Trip.com Group Ltd. ADR*	7,371	261,376
Jumia Technologies AG ADR*,1	8,288	251,375
Stitch Fix, Inc. — Class A*	2,756	166,187
Overstock.com, Inc.*	1,451	133,782
Stamps.com, Inc.*	624	124,981
Total Internet		10,149,612
Distribution & Wholesale - 2.2%
Pool Corp.	633	290,332
LKQ Corp.*	5,277	259,734
Total Distribution & Wholesale		550,066
Apparel - 0.5%
Urban Outfitters, Inc.*	3,353	138,210
Electrical Components & Equipment - 0.4%
Blink Charging Co.*,1	2,118	87,198
Total Common Stocks
(Cost $16,101,900)		25,346,491

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$156,333	156,333
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	61,548	61,548
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	60,341	60,341
Total Repurchase Agreements
(Cost $278,222)		278,222

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	610,907	610,907
Total Securities Lending Collateral
(Cost $610,907)		610,907
Total Investments - 103.0%
(Cost $16,991,029)		$26,235,620
Other Assets & Liabilities, net - (3.0)%		(757,969)
Total Net Assets - 100.0%		$25,477,651

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,346,491	$—	$—	$25,346,491
Repurchase Agreements	—	278,222	—	278,222
Securities Lending Collateral	610,907	—	—	610,907
Total Assets	$25,957,398	$278,222	$—	$26,235,620

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
RIGHTS††† - 0.0%
Communications – 0.0%
Nexstar Media Group, Inc.*	85	-
Consumer, Non-cyclical - 0.0%
Omthera Pharmaceuticlas, Inc*	57	-
Tobira Therapeutics, Inc.	14	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 17.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	112,170	1,118,332
Guggenheim Strategy Fund II1	36,876	921,534
Total Mutual Funds
(Cost $2,023,780)		2,039,866

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 19.4%
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	$1,000,000	1,003,733
0.13% (1 Month USD LIBOR + 0.03%, Rate Floor: 0.00%) due 12/29/21[2]	500,000	500,123
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	250,000	250,687
Federal Home Loan Bank
4.00% due 12/24/30	500,000	509,522
Total Federal Agency Notes
(Cost $2,262,020)		2,264,065

U.S. TREASURY BILLS†† - 9.6%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	1,000,000	999,765
0.03% due 08/03/21[4,5]	125,000	124,995
Total U.S. Treasury Bills
(Cost $1,124,826)		1,124,760

FEDERAL AGENCY DISCOUNT NOTES†† - 8.6%
Federal Home Loan Bank
0.03% due 11/19/21[4]	1,000,000	999,765
Total Federal Agency Discount Notes
(Cost $999,902)		999,765

REPURCHASE AGREEMENTS††,6 - 39.4%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[3]	2,582,858	2,582,858
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[3]	1,016,869	1,016,869
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[3]	996,930	996,930
Total Repurchase Agreements
(Cost $4,596,657)		4,596,657
Total Investments - 94.5%
(Cost $11,007,185)		$11,025,113
Other Assets & Liabilities, net - 5.5%		636,568
Total Net Assets - 100.0%		$11,661,681

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	19	Sep 2021	$2,190,510	$20,341

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	0.09% (1 Week USD LIBOR)	At Maturity	07/14/21	4,453	$10,288,572	$466,657
Goldman Sachs International	Russell 2000 Index	0.34% (1 Week USD LIBOR + 0.25%)	At Maturity	07/15/21	1,248	2,882,571	66,849
BNP Paribas	Russell 2000 Index	0.19% (1 Month USD LIBOR + 0.10%)	At Maturity	07/15/21	919	2,123,428	52,443
						$15,294,571	$585,949

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Affiliated issuer.
2	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
3	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
4	Rate indicated is the effective yield at the time of purchase.
5	All or a portion of this security is pledged as futures collateral at June 30, 2021.
6	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$ —	*	$—
Mutual Funds	2,039,866	—	—		2,039,866
Federal Agency Notes	—	2,264,065	—		2,264,065
U.S. Treasury Bills	—	1,124,760	—		1,124,760
Federal Agency Discount Notes	—	999,765	—		999,765
Repurchase Agreements	—	4,596,657	—		4,596,657
Equity Futures Contracts**	20,341	—	—		20,341
Equity Index Swap Agreements**	—	585,949	—		585,949
Total Assets	$2,060,207	$9,571,196	$—		$11,631,403

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21		Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$921,165	$–	$–	$–	$369	$921,534		36,876	$3,274
Guggenheim Ultra Short Duration Fund — Institutional Class	1,117,210	–	–	–	1,122	1,118,332		112,170	2,598
	$2,038,375	$–	$–	$–	$1,491	$2,039,866	$		$5,872

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
RIGHTS††† - 0.0%
Communications - 0.0%
Nexstar Media Group, Inc.*	2,530	$–
Consumer, Non-cyclical - 0.0%
Elanco Animal Health, Inc.*	505	–
Tobira Therapeutics, Inc.*	141	–
Omthera Pharmaceuticals, Inc.*	86	–
Oncternal Therapeutics, Inc.*	7	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $103)		–

EXCHANGE-TRADED FUNDS† - 2.0%
iShares Russell 2000 Index ETF[1]	1,823	418,141
Vanguard Russell 2000 ETF[1]	4,515	417,954
Total Exchange-Traded Funds
(Cost $798,476)		836,095

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 55.2%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$4,000,000	4,010,993
0.34% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	2,000,000	2,004,078
0.13% (1 Month USD LIBOR + 0.03%, Rate Floor: 0.00%) due 12/29/21[2]	2,000,000	2,000,493
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	1,000,000	1,003,733
Federal Home Loan Bank
0.02% due 09/03/21	5,000,000	4,999,514
4.00% due 12/24/30	500,000	509,522
4.00% due 11/30/29	500,000	508,172
Farmer Mac
0.06% (3 Month USD LIBOR - 0.10%, Rate Floor: 0.00%) due 11/22/21[2]	4,000,000	4,000,044
0.08% (3 Month USD LIBOR - 0.10%, Rate Floor: 0.00%) due 08/03/21[2]	2,000,000	2,000,040
Freddie Mac
0.32% due 10/20/22	2,185,000	2,185,002
Total Federal Agency Notes
(Cost $23,208,959)		23,221,591

U.S. GOVERNMENT SECURITIES†† - 9.6%
U.S. Treasury Notes
1.75% due 05/15/22	4,000,000	4,057,813
Total U.S. Government Securities
(Cost $4,058,446)		4,057,813

U.S. TREASURY BILLS†† - 8.3%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	3,200,000	3,199,248
0.03% due 08/03/21[4]	307,000	306,987
0.01% due 08/03/21[4,5]	7,000	7,000
Total U.S. Treasury Bills
(Cost $3,513,446)		3,513,235

FEDERAL AGENCY DISCOUNT NOTES†† - 2.4%
Federal Home Loan Bank
0.03% due 11/19/21[4]	1,000,000	999,765
Total Federal Agency Discount Notes
(Cost $999,902)		999,765

REPURCHASE AGREEMENTS††,6 - 18.9%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[3]	4,463,847	4,463,847
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[3]	1,757,412	1,757,412
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[3]	1,722,953	1,722,953
Total Repurchase Agreements
(Cost $7,944,212)		7,944,212

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	639,855	639,855
Total Securities Lending Collateral
(Cost $639,855)		639,855
Total Investments - 97.9%
(Cost $41,163,399)		$41,212,566
Other Assets & Liabilities, net - 2.1%		876,130
Total Net Assets - 100.0%		$42,088,696

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	48	Sep 2021	$5,533,920	$51,388

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	0.09% (1 Week USD LIBOR)	At Maturity	07/14/21	14,113	$32,609,051	$1,479,040
BNP Paribas	Russell 2000 Index	0.19% (1 Month USD LIBOR + 0.10%)	At Maturity	07/15/21	222	513,599	8,111
Goldman Sachs International	Russell 2000 Index	0.34% (1 Week USD LIBOR + 0.25%)	At Maturity	07/15/21	1,118	2,583,815	(11,002)
						$35,706,465	$1,476,149

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
3	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
4	Rate indicated is the effective yield at the time of purchase.
5	All or a portion of this security is pledged as futures collateral at June 30, 2021.
6	Repurchase Agreements — See Note 4.
7	Securities lending collateral — See Note 5.
8	Rate indicated is the 7-day yield as of June 30, 2021.

LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	836,095	—	—		836,095
Federal Agency Notes	—	23,221,591	—		23,221,591
U.S. Government Securities	—	4,057,813	—		4,057,813
U.S. Treasury Bills	—	3,513,235	—		3,513,235
Federal Agency Discount Notes	—	999,765	—		999,765
Repurchase Agreements	—	7,944,212	—		7,944,212
Securities Lending Collateral	639,855	—	—		639,855
Equity Futures Contracts**	51,388	—	—		51,388
Equity Index Swap Agreements**	—	1,487,151	—		1,487,151
Total Assets	$1,527,338	$41,223,767	$—		$42,751,105

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$11,002	$—	$11,002

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.5%
Technology - 22.6%
Apple, Inc.	75,491	$10,339,247
Microsoft Corp.	36,245	9,818,771
NVIDIA Corp.	2,998	2,398,700
Adobe, Inc.*	2,300	1,346,972
Intel Corp.	19,434	1,091,025
salesforce.com, Inc.*	4,456	1,088,467
Broadcom, Inc.	1,965	936,991
Accenture plc — Class A	3,059	901,763
Texas Instruments, Inc.	4,443	854,389
QUALCOMM, Inc.	5,429	775,967
Oracle Corp.	8,742	680,477
Intuit, Inc.	1,314	644,083
International Business Machines Corp.	4,300	630,337
Applied Materials, Inc.	4,416	628,838
Advanced Micro Devices, Inc.*	5,848	549,303
ServiceNow, Inc.*	950	522,072
Micron Technology, Inc.*	5,397	458,637
Lam Research Corp.	686	446,380
Fidelity National Information Services, Inc.	2,984	422,743
Activision Blizzard, Inc.	3,739	356,850
Autodesk, Inc.*	1,059	309,122
Fiserv, Inc.*	2,866	306,347
Analog Devices, Inc.	1,775	305,584
NXP Semiconductor N.V.	1,327	272,990
KLA Corp.	737	238,943
Roper Technologies, Inc.	506	237,921
MSCI, Inc. — Class A	396	211,100
Synopsys, Inc.*	733	202,154
Electronic Arts, Inc.	1,377	198,054
Microchip Technology, Inc.	1,316	197,058
Cadence Design Systems, Inc.*	1,339	183,202
Cognizant Technology Solutions Corp. — Class A	2,538	175,782
HP, Inc.	5,781	174,528
Xilinx, Inc.	1,182	170,965
Paychex, Inc.	1,543	165,564
Fortinet, Inc.*	652	155,300
Skyworks Solutions, Inc.	795	152,441
ANSYS, Inc.*	419	145,418
Zebra Technologies Corp. — Class A*	258	136,608
Maxim Integrated Products, Inc.	1,291	136,020
Cerner Corp.	1,449	113,254
Teradyne, Inc.	799	107,034
Qorvo, Inc.*	542	106,042
Western Digital Corp.*	1,473	104,834
Take-Two Interactive Software, Inc.*	557	98,600
Hewlett Packard Enterprise Co.	6,285	91,635
Akamai Technologies, Inc.*	784	91,414
Broadridge Financial Solutions, Inc.	559	90,295
Tyler Technologies, Inc.*	196	88,665
NetApp, Inc.	1,070	87,547
Paycom Software, Inc.*	236	85,779
Seagate Technology Holdings plc	958	84,237
Monolithic Power Systems, Inc.	207	77,304
PTC, Inc.*	506	71,478
Citrix Systems, Inc.	597	70,010
Leidos Holdings, Inc.	639	64,603
Jack Henry & Associates, Inc.	358	58,537
DXC Technology Co.*	1,226	47,741
IPG Photonics Corp.*	173	36,463
Total Technology		40,542,585
Consumer, Non-cyclical - 19.5%
Johnson & Johnson	12,673	2,087,750
UnitedHealth Group, Inc.	4,540	1,817,998
PayPal Holdings, Inc.*	5,653	1,647,736
Procter & Gamble Co.	11,783	1,589,880
Pfizer, Inc.	26,937	1,054,853
Coca-Cola Co.	18,676	1,010,559
Abbott Laboratories	8,551	991,317
PepsiCo, Inc.	6,649	985,182
AbbVie, Inc.	8,500	957,440
Thermo Fisher Scientific, Inc.	1,892	954,457
Merck & Company, Inc.	12,186	947,705
Eli Lilly & Co.	3,831	879,291
Danaher Corp.	3,054	819,571
Medtronic plc	6,474	803,618
Philip Morris International, Inc.	7,501	743,424
Bristol-Myers Squibb Co.	10,751	718,382
Amgen, Inc.	2,765	673,969
CVS Health Corp.	6,336	528,676
Intuitive Surgical, Inc.*	570	524,195
S&P Global, Inc.	1,159	475,711
Anthem, Inc.	1,177	449,379
Zoetis, Inc.	2,284	425,646
Altria Group, Inc.	8,906	424,638
Mondelez International, Inc. — Class A	6,758	421,970
Gilead Sciences, Inc.	6,036	415,639
Stryker Corp.	1,577	409,594
Automatic Data Processing, Inc.	2,048	406,774
Cigna Corp.	1,651	391,403
Estee Lauder Companies, Inc. — Class A	1,116	354,977
Becton Dickinson and Co.	1,399	340,223
Illumina, Inc.*	702	332,193
Colgate-Palmolive Co.	4,070	331,095
Edwards Lifesciences Corp.*	2,992	309,881
Boston Scientific Corp.*	6,838	292,393
Regeneron Pharmaceuticals, Inc.*	503	280,946
Moody's Corp.	774	280,474
Humana, Inc.	621	274,929
Global Payments, Inc.	1,420	266,307
HCA Healthcare, Inc.	1,264	261,319
IDEXX Laboratories, Inc.*	410	258,936
Vertex Pharmaceuticals, Inc.*	1,246	251,231
Biogen, Inc.*	725	251,046
IQVIA Holdings, Inc.*	922	223,419
Kimberly-Clark Corp.	1,624	217,259
Align Technology, Inc.*	347	212,017
Centene Corp.*	2,805	204,569
IHS Markit Ltd.	1,803	203,126
DexCom, Inc.*	465	198,555
Alexion Pharmaceuticals, Inc.*	1,063	195,284
Baxter International, Inc.	2,420	194,810

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Consumer, Non-cyclical - 19.5% (continued)
Sysco Corp.	2,462	$191,420
Constellation Brands, Inc. — Class A	813	190,153
General Mills, Inc.	2,936	178,890
ResMed, Inc.	700	172,564
Archer-Daniels-Midland Co.	2,689	162,954
Monster Beverage Corp.*	1,780	162,603
Cintas Corp.	424	161,968
Zimmer Biomet Holdings, Inc.	1,003	161,303
Corteva, Inc.	3,547	157,309
McKesson Corp.	761	145,534
Equifax, Inc.	586	140,353
Kroger Co.	3,644	139,602
Verisk Analytics, Inc. — Class A	780	136,282
Laboratory Corporation of America Holdings*	470	129,649
Kraft Heinz Co.	3,119	127,193
West Pharmaceutical Services, Inc.	354	127,121
Hershey Co.	704	122,623
United Rentals, Inc.*	348	111,015
Clorox Co.	598	107,586
McCormick & Company, Inc.	1,198	105,807
Tyson Foods, Inc. — Class A	1,419	104,665
FleetCor Technologies, Inc.*	401	102,680
Church & Dwight Company, Inc.	1,180	100,559
Gartner, Inc.*	414	100,271
STERIS plc	469	96,755
Cooper Companies, Inc.	237	93,916
Teleflex, Inc.	224	90,001
Charles River Laboratories International, Inc.*	241	89,151
Catalent, Inc.*	820	88,658
MarketAxess Holdings, Inc.	183	84,837
Conagra Brands, Inc.	2,310	84,038
Avery Dennison Corp.	399	83,886
PerkinElmer, Inc.	539	83,227
Viatris, Inc.	5,817	83,125
Quest Diagnostics, Inc.	629	83,009
Hologic, Inc.*	1,233	82,266
AmerisourceBergen Corp. — Class A	712	81,517
Cardinal Health, Inc.	1,395	79,640
Kellogg Co.	1,212	77,968
Incyte Corp.*	900	75,717
J M Smucker Co.	527	68,283
ABIOMED, Inc.*	218	68,040
Bio-Rad Laboratories, Inc. — Class A*	104	67,006
Dentsply Sirona, Inc.	1,051	66,486
Brown-Forman Corp. — Class B	878	65,797
Hormel Foods Corp.	1,357	64,797
Quanta Services, Inc.	670	60,682
Lamb Weston Holdings, Inc.	704	56,785
Universal Health Services, Inc. — Class B	375	54,911
Henry Schein, Inc.*	677	50,227
Molson Coors Beverage Co. — Class B*	906	48,643
Robert Half International, Inc.	542	48,222
Campbell Soup Co.	977	44,541
Nielsen Holdings plc	1,725	42,556
DaVita, Inc.*	337	40,585
Organon & Co.*	1,217	36,826
Rollins, Inc.	1,066	36,457
Perrigo Company plc	642	29,436
Total Consumer, Non-cyclical		34,939,841
Communications - 16.0%
Amazon.com, Inc.*	2,062	7,093,610
Facebook, Inc. — Class A*	11,531	4,009,444
Alphabet, Inc. — Class A*	1,447	3,533,270
Alphabet, Inc. — Class C*	1,370	3,433,658
Walt Disney Co.*	8,744	1,536,933
Comcast Corp. — Class A	22,064	1,258,089
Netflix, Inc.*	2,133	1,126,672
Verizon Communications, Inc.	19,925	1,116,398
Cisco Systems, Inc.	20,282	1,074,946
AT&T, Inc.	34,360	988,881
Charter Communications, Inc. — Class A*	663	478,321
Booking Holdings, Inc.*	196	428,866
T-Mobile US, Inc.*	2,820	408,420
Twitter, Inc.*	3,841	264,299
eBay, Inc.	3,114	218,634
Motorola Solutions, Inc.	816	176,949
Corning, Inc.	3,729	152,516
ViacomCBS, Inc. — Class B	2,914	131,713
Etsy, Inc.*	612	125,974
CDW Corp.	675	117,889
Expedia Group, Inc.*	680	111,323
VeriSign, Inc.*	477	108,608
Arista Networks, Inc.*	264	95,650
Omnicom Group, Inc.	1,035	82,790
NortonLifeLock, Inc.	2,791	75,971
Lumen Technologies, Inc.	4,788	65,069
Interpublic Group of Companies, Inc.	1,893	61,503
Fox Corp. — Class A	1,573	58,406
F5 Networks, Inc.*	286	53,385
DISH Network Corp. — Class A*	1,194	49,909
News Corp. — Class A	1,882	48,499
Juniper Networks, Inc.	1,577	43,131
Discovery, Inc. — Class C*	1,446	41,905
Fox Corp. — Class B	731	25,731
Discovery, Inc. — Class A*,1	811	24,882
News Corp. — Class B	586	14,269
Total Communications		28,636,513
Financial - 14.9%
Berkshire Hathaway, Inc. — Class B*	9,122	2,535,186
JPMorgan Chase & Co.	14,568	2,265,907
Visa, Inc. — Class A	8,142	1,903,762
Mastercard, Inc. — Class A	4,210	1,537,029
Bank of America Corp.	36,290	1,496,237
Wells Fargo & Co.	19,894	900,999
Citigroup, Inc.	9,948	703,821
Morgan Stanley	7,164	656,867
Goldman Sachs Group, Inc.	1,637	621,291
BlackRock, Inc. — Class A	683	597,605
American Tower Corp. — Class A REIT	2,188	591,066
Charles Schwab Corp.	7,218	525,543

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Financial - 14.9% (continued)
American Express Co.	3,131	$517,335
Prologis, Inc. REIT	3,560	425,527
Crown Castle International Corp. REIT	2,080	405,808
PNC Financial Services Group, Inc.	2,045	390,104
U.S. Bancorp	6,523	371,615
CME Group, Inc. — Class A	1,728	367,511
Truist Financial Corp.	6,472	359,196
Equinix, Inc. REIT	430	345,118
Marsh & McLennan Companies, Inc.	2,447	344,244
Chubb Ltd.	2,163	343,787
Capital One Financial Corp.	2,173	336,141
Intercontinental Exchange, Inc.	2,708	321,440
Progressive Corp.	2,816	276,559
Aon plc — Class A	1,086	259,293
Public Storage REIT	733	220,406
T. Rowe Price Group, Inc.	1,090	215,787
MetLife, Inc.	3,581	214,323
Simon Property Group, Inc. REIT	1,581	206,289
Digital Realty Trust, Inc. REIT	1,355	203,873
Bank of New York Mellon Corp.	3,883	198,926
American International Group, Inc.	4,130	196,588
Prudential Financial, Inc.	1,896	194,283
Allstate Corp.	1,440	187,834
Travelers Companies, Inc.	1,210	181,149
Discover Financial Services	1,467	173,531
SBA Communications Corp. REIT	525	167,318
Welltower, Inc. REIT	2,009	166,948
Aflac, Inc.	3,042	163,234
First Republic Bank	847	158,533
SVB Financial Group*	261	145,228
Willis Towers Watson plc	621	142,843
AvalonBay Communities, Inc. REIT	672	140,240
Ameriprise Financial, Inc.	558	138,875
CBRE Group, Inc. — Class A*	1,615	138,454
Arthur J Gallagher & Co.	986	138,119
State Street Corp.	1,673	137,654
Fifth Third Bancorp	3,388	129,523
Equity Residential REIT	1,654	127,358
Synchrony Financial	2,602	126,249
Weyerhaeuser Co. REIT	3,606	124,119
Alexandria Real Estate Equities, Inc. REIT	660	120,080
Realty Income Corp. REIT	1,798	119,999
Northern Trust Corp.	1,001	115,736
Hartford Financial Services Group, Inc.	1,719	106,527
Extra Space Storage, Inc. REIT	643	105,336
Ventas, Inc. REIT	1,805	103,065
Huntington Bancshares, Inc.	7,101	101,331
Nasdaq, Inc.	552	97,042
KeyCorp	4,671	96,456
Citizens Financial Group, Inc.	2,050	94,034
Essex Property Trust, Inc. REIT	312	93,603
Regions Financial Corp.	4,625	93,333
Mid-America Apartment Communities, Inc. REIT	550	92,631
M&T Bank Corp.	619	89,947
Healthpeak Properties, Inc. REIT	2,592	86,288
Duke Realty Corp. REIT	1,805	85,467
Cincinnati Financial Corp.	721	84,083
Boston Properties, Inc. REIT	682	78,150
Principal Financial Group, Inc.	1,217	76,902
Raymond James Financial, Inc.	589	76,511
UDR, Inc. REIT	1,428	69,943
Cboe Global Markets, Inc.	513	61,073
Loews Corp.	1,077	58,858
Iron Mountain, Inc. REIT	1,389	58,782
Host Hotels & Resorts, Inc. REIT*	3,398	58,072
Lincoln National Corp.	861	54,105
W R Berkley Corp.	674	50,166
Regency Centers Corp. REIT	760	48,693
Invesco Ltd.	1,821	48,675
Everest Re Group Ltd.	193	48,638
Comerica, Inc.	672	47,940
Assurant, Inc.	291	45,448
Western Union Co.	1,970	45,251
Kimco Realty Corp. REIT	2,086	43,493
Globe Life, Inc.	456	43,434
Franklin Resources, Inc.	1,311	41,939
Zions Bancorp North America	788	41,654
Federal Realty Investment Trust REIT	340	39,838
Vornado Realty Trust REIT	756	35,283
People's United Financial, Inc.	2,058	35,274
Unum Group	983	27,917
Total Financial		26,657,672
Consumer, Cyclical - 9.2%
Tesla, Inc.*	3,709	2,521,007
Home Depot, Inc.	5,116	1,631,441
NIKE, Inc. — Class B	6,136	947,951
Walmart, Inc.	6,607	931,719
Costco Wholesale Corp.	2,128	841,986
McDonald's Corp.	3,591	829,485
Lowe's Companies, Inc.	3,402	659,886
Starbucks Corp.	5,670	633,963
Target Corp.	2,381	575,583
TJX Companies, Inc.	5,804	391,306
General Motors Co.*	6,143	363,482
Ford Motor Co.*	18,870	280,408
Dollar General Corp.	1,137	246,035
Ross Stores, Inc.	1,715	212,660
Chipotle Mexican Grill, Inc. — Class A*	135	209,296
Aptiv plc*	1,300	204,529
O'Reilly Automotive, Inc.*	335	189,680
Walgreens Boots Alliance, Inc.	3,452	181,610
Marriott International, Inc. — Class A*	1,285	175,428
Cummins, Inc.	704	171,642
Yum! Brands, Inc.	1,434	164,953
Hilton Worldwide Holdings, Inc.*	1,340	161,631
AutoZone, Inc.*	104	155,191
Southwest Airlines Co.*	2,846	151,094
PACCAR, Inc.	1,670	149,048

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Consumer, Cyclical - 9.2% (continued)
Fastenal Co.	2,764	$143,728
DR Horton, Inc.	1,579	142,694
Delta Air Lines, Inc.*	3,078	133,154
Copart, Inc.*	1,001	131,962
Lennar Corp. — Class A	1,327	131,837
VF Corp.	1,547	126,916
Best Buy Company, Inc.	1,073	123,373
Dollar Tree, Inc.*	1,116	111,042
Caesars Entertainment, Inc.*	1,004	104,165
Tractor Supply Co.	555	103,263
CarMax, Inc.*	785	101,383
Carnival Corp.*	3,842	101,275
WW Grainger, Inc.	211	92,418
Darden Restaurants, Inc.	630	91,974
Ulta Beauty, Inc.*	263	90,937
Royal Caribbean Cruises Ltd.*	1,053	89,800
Pool Corp.	193	88,521
Genuine Parts Co.	695	87,897
Domino's Pizza, Inc.	186	86,767
MGM Resorts International	1,959	83,551
Las Vegas Sands Corp.*	1,579	83,198
United Airlines Holdings, Inc.*	1,556	81,363
L Brands, Inc.	1,127	81,212
NVR, Inc.*	16	79,573
PulteGroup, Inc.	1,273	69,468
LKQ Corp.*	1,337	65,807
American Airlines Group, Inc.*	3,087	65,475
Whirlpool Corp.	300	65,406
Advance Auto Parts, Inc.	314	64,414
Wynn Resorts Ltd.*	507	62,006
Live Nation Entertainment, Inc.*	695	60,875
Tapestry, Inc.*	1,342	58,350
Hasbro, Inc.	615	58,130
BorgWarner, Inc.	1,153	55,967
Penn National Gaming, Inc.*	715	54,691
Mohawk Industries, Inc.*	281	54,005
Norwegian Cruise Line Holdings Ltd.*,1	1,780	52,350
Newell Brands, Inc.	1,822	50,050
PVH Corp.*	343	36,903
Alaska Air Group, Inc.*	598	36,066
Gap, Inc.	999	33,616
Leggett & Platt, Inc.	641	33,210
Hanesbrands, Inc.	1,680	31,365
Ralph Lauren Corp. — Class A	232	27,332
Under Armour, Inc. — Class A*	908	19,204
Under Armour, Inc. — Class C*	945	17,549
Total Consumer, Cyclical		16,545,256
Industrial - 8.0%
Honeywell International, Inc.	3,342	733,068
United Parcel Service, Inc. — Class B	3,481	723,943
Union Pacific Corp.	3,196	702,896
Boeing Co.*	2,646	633,876
Raytheon Technologies Corp.	7,292	622,080
Caterpillar, Inc.	2,636	573,673
General Electric Co.	42,248	568,658
3M Co.	2,789	553,979
Deere & Co.	1,500	529,065
Lockheed Martin Corp.	1,177	445,318
CSX Corp.	10,934	350,763
FedEx Corp.	1,175	350,538
Norfolk Southern Corp.	1,204	319,554
Illinois Tool Works, Inc.	1,383	309,184
Eaton Corporation plc	1,918	284,209
Emerson Electric Co.	2,885	277,652
Waste Management, Inc.	1,869	261,866
Northrop Grumman Corp.	720	261,670
Johnson Controls International plc	3,449	236,705
Agilent Technologies, Inc.	1,460	215,802
TE Connectivity Ltd.	1,589	214,849
L3Harris Technologies, Inc.	987	213,340
Trane Technologies plc	1,151	211,945
General Dynamics Corp.	1,102	207,462
Amphenol Corp. — Class A	2,876	196,747
Carrier Global Corp.	3,931	191,047
Parker-Hannifin Corp.	621	190,715
TransDigm Group, Inc.*	264	170,885
Rockwell Automation, Inc.	559	159,885
Stanley Black & Decker, Inc.	777	159,277
Otis Worldwide Corp.	1,941	158,716
Mettler-Toledo International, Inc.*	111	153,773
AMETEK, Inc.	1,111	148,319
Keysight Technologies, Inc.*	886	136,807
Ball Corp.	1,579	127,930
Generac Holdings, Inc.*	303	125,790
Kansas City Southern	438	124,116
Old Dominion Freight Line, Inc.	457	115,987
Fortive Corp.	1,628	113,537
Republic Services, Inc. — Class A	1,012	111,330
Vulcan Materials Co.	637	110,882
Martin Marietta Materials, Inc.	300	105,543
Dover Corp.	693	104,366
Garmin Ltd.	721	104,285
Xylem, Inc.	866	103,885
Expeditors International of Washington, Inc.	812	102,799
Waters Corp.*	297	102,646
Trimble, Inc.*	1,208	98,851
Teledyne Technologies, Inc.*	224	93,818
Ingersoll Rand, Inc.*	1,797	87,712
Amcor plc	7,420	85,033
Jacobs Engineering Group, Inc.	627	83,654
IDEX Corp.	365	80,318
Textron, Inc.	1,086	74,684
Masco Corp.	1,221	71,929
Westinghouse Air Brake Technologies Corp.	855	70,366
Westrock Co.	1,280	68,122
Fortune Brands Home & Security, Inc.	665	66,241
J.B. Hunt Transport Services, Inc.	401	65,343
Howmet Aerospace, Inc.*	1,881	64,838
Packaging Corporation of America	457	61,887
Allegion plc	433	60,317
CH Robinson Worldwide, Inc.	640	59,949
Snap-on, Inc.	260	58,092

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Industrial - 8.0% (continued)
Pentair plc	800	$53,992
A O Smith Corp.	647	46,623
Sealed Air Corp.	731	43,312
Huntington Ingalls Industries, Inc.	194	40,886
Total Industrial		14,357,329
Energy - 2.8%
Exxon Mobil Corp.	20,375	1,285,255
Chevron Corp.	9,300	974,082
ConocoPhillips	6,494	395,485
EOG Resources, Inc.	2,807	234,216
Schlumberger N.V.	6,730	215,427
Marathon Petroleum Corp.	3,066	185,248
Pioneer Natural Resources Co.	1,114	181,047
Phillips 66	2,107	180,823
Kinder Morgan, Inc.	9,371	170,834
Williams Companies, Inc.	5,846	155,211
Valero Energy Corp.	1,967	153,583
Occidental Petroleum Corp.	4,043	126,425
Enphase Energy, Inc.*	653	119,910
ONEOK, Inc.	2,144	119,292
Hess Corp.	1,321	115,350
Halliburton Co.	4,282	99,000
Devon Energy Corp.	2,867	83,688
Diamondback Energy, Inc.	870	81,684
Baker Hughes Co.	3,500	80,045
Marathon Oil Corp.	3,793	51,661
APA Corp.	1,818	39,323
Cabot Oil & Gas Corp. — Class A	1,923	33,575
NOV, Inc.*	1,880	28,802
Total Energy		5,109,966
Utilities - 2.4%
NextEra Energy, Inc.	9,439	691,690
Duke Energy Corp.	3,701	365,363
Southern Co.	5,093	308,178
Dominion Energy, Inc.	3,881	285,525
Exelon Corp.	4,703	208,390
American Electric Power Company, Inc.	2,405	203,439
Sempra Energy	1,516	200,840
Xcel Energy, Inc.	2,590	170,629
Public Service Enterprise Group, Inc.	2,430	145,168
WEC Energy Group, Inc.	1,517	134,937
American Water Works Company, Inc.	873	134,556
Eversource Energy	1,653	132,637
DTE Energy Co.	932	120,787
Consolidated Edison, Inc.	1,649	118,266
Edison International	1,826	105,579
PPL Corp.	3,702	103,545
Ameren Corp.	1,230	98,449
FirstEnergy Corp.	2,617	97,379
Entergy Corp.	966	96,310
AES Corp.	3,206	83,581
CMS Energy Corp.	1,392	82,239
CenterPoint Energy, Inc.	2,793	68,484
Alliant Energy Corp.	1,204	67,135
Evergy, Inc.	1,103	66,654
Atmos Energy Corp.	629	60,453
NRG Energy, Inc.	1,178	47,473
NiSource, Inc.	1,888	46,256
Pinnacle West Capital Corp.	543	44,510
Total Utilities		4,288,452
Basic Materials - 2.1%
Linde plc	2,503	723,617
Sherwin-Williams Co.	1,152	313,862
Air Products and Chemicals, Inc.	1,064	306,092
Freeport-McMoRan, Inc.	7,053	261,737
Ecolab, Inc.	1,197	246,546
Newmont Corp.	3,855	244,330
Dow, Inc.	3,594	227,428
DuPont de Nemours, Inc.	2,561	198,247
PPG Industries, Inc.	1,140	193,538
International Flavors & Fragrances, Inc.	1,198	178,981
Nucor Corp.	1,440	138,139
LyondellBasell Industries N.V. — Class A	1,239	127,456
International Paper Co.	1,885	115,569
Albemarle Corp.	562	94,675
Celanese Corp. — Class A	542	82,167
Eastman Chemical Co.	657	76,705
FMC Corp.	620	67,084
CF Industries Holdings, Inc.	1,032	53,097
Mosaic Co.	1,663	53,066
Total Basic Materials		3,702,336
Total Common Stocks
(Cost $124,567,937)		174,779,950

	Face Amount
U.S. TREASURY BILLS†† - 0.0%
U.S. Treasury Bills
0.01% due 08/03/21[2]	$23,000	22,999
Total U.S. Treasury Bills
(Cost $23,000)		22,999

REPURCHASE AGREEMENTS††,3 - 1.1%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	1,123,068	1,123,068
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	442,151	442,151
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	433,481	433,481
Total Repurchase Agreements
(Cost $1,998,700)		1,998,700

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[5]	57,571	$57,571
Total Securities Lending Collateral
(Cost $57,571)		57,571
Total Investments - 98.6%
(Cost $126,647,208)		176,859,220
Other Assets & Liabilities, net - 1.4%		2,486,101
Total Net Assets - 100.0%		$179,345,321

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	07/15/21	811	$3,484,474	$39,068
BNP Paribas	S&P 500 Index	0.64% (1 Month USD LIBOR + 0.55%)	At Maturity	07/15/21	202	868,574	17,451
Barclays Bank plc	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	07/14/21	48	207,924	5,291
						$4,560,972	$61,810

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Rate indicated is the effective yield at the time of purchase.
3	Repurchase Agreements — See Note 4.
4	Securities lending collateral — See Note 5.
5	Rate indicated is the 7-day yield as of June 30, 2021.

LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$174,779,950	$—	$—	$174,779,950
U.S. Treasury Bills	—	22,999	—	22,999
Repurchase Agreements	—	1,998,700	—	1,998,700
Securities Lending Collateral	57,571	—	—	57,571
Equity Index Swap Agreements**	—	61,810	—	61,810
Total Assets	$174,837,521	$2,083,509	$—	$176,921,030

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Technology - 36.7%
NVIDIA Corp.	2,730	$2,184,273
Monolithic Power Systems, Inc.	4,734	1,767,912
Teradyne, Inc.	12,660	1,695,934
Fortinet, Inc.*	6,872	1,636,842
ServiceNow, Inc.*	2,910	1,599,190
Adobe, Inc.*	2,490	1,458,244
KLA Corp.	4,195	1,360,061
Lam Research Corp.	2,030	1,320,921
Autodesk, Inc.*	4,391	1,281,733
Advanced Micro Devices, Inc.*	13,561	1,273,785
Apple, Inc.	9,200	1,260,032
MSCI, Inc. — Class A	2,269	1,209,558
salesforce.com, Inc.*	4,817	1,176,649
Applied Materials, Inc.	7,830	1,114,992
Microsoft Corp.	4,030	1,091,727
Cadence Design Systems, Inc.*	7,760	1,061,723
Synopsys, Inc.*	3,710	1,023,181
Paycom Software, Inc.*	2,719	988,275
Intuit, Inc.	1,977	969,066
QUALCOMM, Inc.	6,770	967,636
Take-Two Interactive Software, Inc.*	5,464	967,237
Qorvo, Inc.*	4,687	917,012
ANSYS, Inc.*	2,006	696,202
PTC, Inc.*	4,800	678,048
Xilinx, Inc.	4,610	666,790
Tyler Technologies, Inc.*	1,388	627,890
Total Technology		30,994,913
Consumer, Non-cyclical - 27.7%
PayPal Holdings, Inc.*	7,379	2,150,831
Align Technology, Inc.*	2,895	1,768,845
IDEXX Laboratories, Inc.*	2,490	1,572,559
West Pharmaceutical Services, Inc.	3,970	1,425,627
United Rentals, Inc.*	4,324	1,379,399
DexCom, Inc.*	3,200	1,366,400
DaVita, Inc.*	10,700	1,288,601
Charles River Laboratories International, Inc.*	3,480	1,287,321
Bio-Rad Laboratories, Inc. — Class A*	1,880	1,211,265
Regeneron Pharmaceuticals, Inc.*	2,130	1,189,690
Catalent, Inc.*	10,040	1,085,525
ABIOMED, Inc.*	3,260	1,017,479
Thermo Fisher Scientific, Inc.	1,781	898,461
PerkinElmer, Inc.	5,600	864,696
ResMed, Inc.	3,310	815,981
Monster Beverage Corp.*	8,510	777,389
MarketAxess Holdings, Inc.	1,618	750,089
Vertex Pharmaceuticals, Inc.*	3,507	707,117
Rollins, Inc.	20,640	705,888
S&P Global, Inc.	1,659	680,936
Verisk Analytics, Inc. — Class A	2,980	520,666
Total Consumer, Non-cyclical		23,464,765
Communications - 13.5%
Etsy, Inc.*	9,990	2,056,342
Amazon.com, Inc.*	460	1,582,473
Netflix, Inc.*	2,478	1,308,904
Facebook, Inc. — Class A*	3,763	1,308,433
eBay, Inc.	17,260	1,211,825
Arista Networks, Inc.*	2,475	896,717
Twitter, Inc.*	12,860	884,897
Charter Communications, Inc. — Class A*	1,200	865,740
Alphabet, Inc. — Class A*	273	666,609
Alphabet, Inc. — Class C*	261	654,149
Total Communications		11,436,089
Consumer, Cyclical - 9.8%
Tesla, Inc.*	2,600	1,767,220
Tractor Supply Co.	7,110	1,322,887
Pool Corp.	2,870	1,316,354
Domino's Pizza, Inc.	2,637	1,230,134
Chipotle Mexican Grill, Inc. — Class A*	625	968,962
Dollar General Corp.	4,202	909,271
Copart, Inc.*	5,856	771,996
Total Consumer, Cyclical		8,286,824
Industrial - 5.3%
Generac Holdings, Inc.*	4,410	1,830,811
Old Dominion Freight Line, Inc.	3,759	954,034
Trimble, Inc.*	11,090	907,495
Mettler-Toledo International, Inc.*	580	803,497
Total Industrial		4,495,837
Financial - 2.3%
SVB Financial Group*	3,490	1,941,941
Basic Materials - 2.3%
Albemarle Corp.	6,630	1,116,890
FMC Corp.	7,550	816,910
Total Basic Materials		1,933,800
Energy - 1.9%
Enphase Energy, Inc.*	8,751	1,606,946
Total Common Stocks
(Cost $67,768,757)		84,161,115

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$264,162	264,162
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	104,001	104,001
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	101,961	101,961
Total Repurchase Agreements
(Cost $470,124)		470,124
Total Investments - 100.1%
(Cost $68,238,881)		$84,631,239
Other Assets & Liabilities, net - (0.1)%		(98,539)
Total Net Assets - 100.0%		$84,532,700

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$84,161,115	$—	$—	$84,161,115
Repurchase Agreements	—	470,124	—	470,124
Total Assets	$84,161,115	$470,124	$—	$84,631,239

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 44.3%
Berkshire Hathaway, Inc. — Class B*	2,763	$767,893
Unum Group	26,572	754,645
Lincoln National Corp.	10,209	641,534
Prudential Financial, Inc.	6,135	628,653
MetLife, Inc.	10,119	605,622
Invesco Ltd.	20,402	545,346
Hartford Financial Services Group, Inc.	8,279	513,050
Principal Financial Group, Inc.	7,512	474,683
Capital One Financial Corp.	2,857	441,949
Wells Fargo & Co.	9,618	435,599
Allstate Corp.	3,048	397,581
People's United Financial, Inc.	22,734	389,661
Citigroup, Inc.	5,466	386,719
Citizens Financial Group, Inc.	8,129	372,877
Loews Corp.	6,760	369,434
Fifth Third Bancorp	9,533	364,447
Bank of New York Mellon Corp.	7,023	359,788
Goldman Sachs Group, Inc.	947	359,415
American International Group, Inc.	7,511	357,524
Everest Re Group Ltd.	1,382	348,278
Aflac, Inc.	6,355	341,009
Assurant, Inc.	2,112	329,852
Comerica, Inc.	4,593	327,665
Zions Bancorp North America	5,707	301,672
Bank of America Corp.	7,178	295,949
KeyCorp	14,231	293,870
Franklin Resources, Inc.	9,012	288,294
Regions Financial Corp.	14,206	286,677
Travelers Companies, Inc.	1,903	284,898
Morgan Stanley	2,899	265,809
Cincinnati Financial Corp.	2,203	256,914
M&T Bank Corp.	1,699	246,882
State Street Corp.	2,993	246,264
Truist Financial Corp.	4,126	228,993
Kimco Realty Corp. REIT	10,589	220,781
PNC Financial Services Group, Inc.	975	185,991
Globe Life, Inc.	1,936	184,404
Huntington Bancshares, Inc.	12,321	175,821
Chubb Ltd.	1,098	174,516
Raymond James Financial, Inc.	1,336	173,546
CBRE Group, Inc. — Class A*	1,923	164,859
Synchrony Financial	3,182	154,391
U.S. Bancorp	2,582	147,096
JPMorgan Chase & Co.	820	127,543
Total Financial		15,218,394
Consumer, Non-cyclical - 16.5%
CVS Health Corp.	6,584	549,369
Centene Corp.*	7,131	520,064
Archer-Daniels-Midland Co.	8,053	488,012
Kroger Co.	11,990	459,337
Molson Coors Beverage Co. — Class B*	7,863	422,164
Cigna Corp.	1,651	391,402
Tyson Foods, Inc. — Class A	4,942	364,522
Viatris, Inc.	23,468	335,358
McKesson Corp.	1,735	331,801
Kraft Heinz Co.	7,771	316,901
Cardinal Health, Inc.	4,773	272,491
Anthem, Inc.	679	259,242
Universal Health Services, Inc. — Class B	1,358	198,852
Perrigo Company plc	4,025	184,546
Corteva, Inc.	3,923	173,985
J M Smucker Co.	1,189	154,059
Henry Schein, Inc.*	1,689	125,307
AmerisourceBergen Corp. — Class A	1,087	124,451
Total Consumer, Non-cyclical		5,671,863
Consumer, Cyclical - 11.4%
Ford Motor Co.*	49,446	734,768
Walgreens Boots Alliance, Inc.	9,443	496,796
General Motors Co.*	7,624	451,112
Mohawk Industries, Inc.*	2,098	403,215
Lennar Corp. — Class A	3,210	318,914
LKQ Corp.*	4,505	221,736
Whirlpool Corp.	989	215,622
BorgWarner, Inc.	4,075	197,800
Hanesbrands, Inc.	9,999	186,681
CarMax, Inc.*	1,249	161,308
PVH Corp.*	1,442	155,145
Gap, Inc.	4,189	140,960
Advance Auto Parts, Inc.	671	137,649
Walmart, Inc.	650	91,663
Total Consumer, Cyclical		3,913,369
Energy - 8.0%
Valero Energy Corp.	7,794	608,555
Exxon Mobil Corp.	7,865	496,124
Phillips 66	5,152	442,145
Marathon Petroleum Corp.	4,862	293,762
Marathon Oil Corp.	20,822	283,596
Kinder Morgan, Inc.	11,005	200,621
Pioneer Natural Resources Co.	900	146,268
EOG Resources, Inc.	1,722	143,684
Chevron Corp.	1,191	124,745
Total Energy		2,739,500
Communications - 6.4%
Lumen Technologies, Inc.	49,568	673,629
ViacomCBS, Inc. — Class B	6,484	293,077
AT&T, Inc.	7,347	211,447
DISH Network Corp. — Class A*	5,016	209,669
Juniper Networks, Inc.	6,115	167,245
Fox Corp. — Class A	3,900	144,807
Interpublic Group of Companies, Inc.	4,129	134,151
Discovery, Inc. — Class C*	4,120	119,398
News Corp. — Class A	4,157	107,126
Discovery, Inc. — Class A*,1	2,139	65,624
Fox Corp. — Class B	1,794	63,149
News Corp. — Class B	1,287	31,338
Total Communications		2,220,660
Industrial - 4.6%
Westrock Co.	6,797	361,736
Textron, Inc.	3,668	252,248
Huntington Ingalls Industries, Inc.	980	206,535
Howmet Aerospace, Inc.*	5,728	197,444

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 4.6% (continued)
Raytheon Technologies Corp.	2,005	$171,047
Westinghouse Air Brake Technologies Corp.	1,786	146,988
General Dynamics Corp.	672	126,511
General Electric Co.	8,550	115,083
Total Industrial		1,577,592
Technology - 3.4%
Hewlett Packard Enterprise Co.	34,747	506,611
Western Digital Corp.*	4,119	293,149
HP, Inc.	7,079	213,715
DXC Technology Co.*	4,111	160,083
Total Technology		1,173,558
Utilities - 2.7%
Exelon Corp.	5,447	241,356
Consolidated Edison, Inc.	1,876	134,547
FirstEnergy Corp.	3,473	129,230
Evergy, Inc.	2,099	126,843
Pinnacle West Capital Corp.	1,325	108,610
PPL Corp.	3,542	99,070
Edison International	1,474	85,227
Total Utilities		924,883
Basic Materials - 2.2%
Nucor Corp.	3,705	355,421
Mosaic Co.	8,322	265,555
International Paper Co.	2,134	130,835
Total Basic Materials		751,811
Total Common Stocks
(Cost $26,806,237)		34,191,630

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$72,811	72,811
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	28,666	28,666
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	28,104	28,104
Total Repurchase Agreements
(Cost $129,581)		129,581

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	58,776	58,776
Total Securities Lending Collateral
(Cost $58,776)		58,776
Total Investments - 100.1%
(Cost $26,994,594)		$34,379,987
Other Assets & Liabilities, net - (0.1)%		(20,961)
Total Net Assets - 100.0%		$34,359,026

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2021.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$34,191,630	$—	$—	$34,191,630
Repurchase Agreements	—	129,581	—	129,581
Securities Lending Collateral	58,776	—	—	58,776
Total Assets	$34,250,406	$129,581	$—	$34,379,987

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Non-cyclical - 35.0%
STAAR Surgical Co.*	14,290	$2,179,225
Medpace Holdings, Inc.*	8,140	1,437,768
Repligen Corp.*	7,160	1,429,279
Boston Beer Company, Inc. — Class A*	1,380	1,408,704
Syneos Health, Inc.*	12,530	1,121,310
R1 RCM, Inc.*	49,470	1,100,213
Paylocity Holding Corp.*	5,550	1,058,940
Halozyme Therapeutics, Inc.*	20,940	950,885
Darling Ingredients, Inc.*	14,070	949,725
Quidel Corp.*	7,250	928,870
Penumbra, Inc.*	3,080	844,105
HealthEquity, Inc.*	9,990	803,995
Bio-Techne Corp.	1,680	756,437
Emergent BioSolutions, Inc.*	11,990	755,250
Amedisys, Inc.*	2,750	673,557
ASGN, Inc.*	6,920	670,756
Exelixis, Inc.*	36,120	658,107
PRA Health Sciences, Inc.*	3,881	641,180
Helen of Troy Ltd.*	2,800	638,736
Masimo Corp.*	2,619	634,976
FTI Consulting, Inc.*	3,980	543,708
Arrowhead Pharmaceuticals, Inc.*	6,410	530,876
Neurocrine Biosciences, Inc.*	5,080	494,385
Insperity, Inc.	5,030	454,561
LHC Group, Inc.*	2,240	448,582
Jazz Pharmaceuticals plc*	2,220	394,361
Chemed Corp.	641	304,155
Total Consumer, Non-cyclical		22,812,646
Consumer, Cyclical - 23.6%
RH*	2,840	1,928,360
YETI Holdings, Inc.*	14,830	1,361,691
Wingstop, Inc.	8,130	1,281,532
Scotts Miracle-Gro Co. — Class A	6,350	1,218,692
Fox Factory Holding Corp.*	7,820	1,217,261
Lithia Motors, Inc. — Class A	3,400	1,168,376
Crocs, Inc.*	9,810	1,143,061
Williams-Sonoma, Inc.	7,000	1,117,550
Deckers Outdoor Corp.*	2,540	975,538
Ollie's Bargain Outlet Holdings, Inc.*	10,250	862,332
Churchill Downs, Inc.	4,231	838,838
Five Below, Inc.*	3,670	709,301
Tempur Sealy International, Inc.	14,050	550,620
Texas Roadhouse, Inc. — Class A	3,730	358,826
Mattel, Inc.*	17,650	354,765
Jack in the Box, Inc.	2,750	306,460
Total Consumer, Cyclical		15,393,203
Industrial - 14.8%
Axon Enterprise, Inc.*	8,290	1,465,672
Trex Company, Inc.*	12,860	1,314,421
II-VI, Inc.*	17,300	1,255,807
TopBuild Corp.*	5,740	1,135,257
Knight-Swift Transportation Holdings, Inc.	17,300	786,458
Timken Co.	7,030	566,548
Simpson Manufacturing Company, Inc.	4,960	547,782
Tetra Tech, Inc.	3,480	424,699
Toro Co.	3,720	408,753
Graco, Inc.	5,240	396,668
Cognex Corp.	4,600	386,630
Mercury Systems, Inc.*	5,220	345,982
Universal Display Corp.	1,420	315,709
Lincoln Electric Holdings, Inc.	2,390	314,787
Total Industrial		9,665,173
Technology - 8.5%
Brooks Automation, Inc.	15,400	1,467,312
Sailpoint Technologies Holdings, Inc.*	16,030	818,652
CMC Materials, Inc.	4,740	714,508
Lattice Semiconductor Corp.*	11,560	649,441
Fair Isaac Corp.*	1,171	588,638
Qualys, Inc.*	5,120	515,533
Lumentum Holdings, Inc.*	5,590	458,548
MKS Instruments, Inc.	1,990	354,120
Total Technology		5,566,752
Financial - 8.2%
SLM Corp.	71,610	1,499,513
Brighthouse Financial, Inc.*	32,620	1,485,515
Kinsale Capital Group, Inc.	5,970	983,677
Brown & Brown, Inc.	10,000	531,400
Primerica, Inc.	3,081	471,824
Interactive Brokers Group, Inc. — Class A	5,960	391,751
Total Financial		5,363,680
Energy - 6.8%
SolarEdge Technologies, Inc.*	4,750	1,312,757
Sunrun, Inc.*	18,010	1,004,598
Antero Midstream Corp.	86,810	901,956
First Solar, Inc.*	8,900	805,539
CNX Resources Corp.*	30,820	421,001
Total Energy		4,445,851
Communications - 1.7%
Cable One, Inc.	266	508,807
FactSet Research Systems, Inc.	1,050	352,391
New York Times Co. — Class A	4,900	213,395
Total Communications		1,074,593
Basic Materials - 1.1%
Cleveland-Cliffs, Inc.*,1	32,470	700,053
Total Common Stocks
(Cost $46,488,583)		65,021,951

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$195,239	195,239
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	76,866	76,866
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	75,358	75,358
Total Repurchase Agreements
(Cost $347,463)		347,463

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	$512,947	$512,947
Total Securities Lending Collateral
(Cost $512,947)		$512,947
Total Investments - 101.0%
(Cost $47,348,993)		$65,882,361
Other Assets & Liabilities, net - (1.0)%		(639,883)
Total Net Assets - 100.0%		$65,242,478

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2021.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$65,021,951	$—	$—	$65,021,951
Repurchase Agreements	—	347,463	—	347,463
Securities Lending Collateral	512,947	—	—	512,947
Total Assets	$65,534,898	$347,463	$—	$65,882,361

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 38.8%
Navient Corp.	137,668	$2,661,122
Jefferies Financial Group, Inc.	59,321	2,028,778
Reinsurance Group of America, Inc. — Class A	16,412	1,870,968
Old Republic International Corp.	71,317	1,776,506
Mercury General Corp.	25,162	1,634,272
CNO Financial Group, Inc.	68,035	1,606,987
Associated Banc-Corp.	68,474	1,402,347
Macerich Co. REIT	75,300	1,374,225
Sterling Bancorp	55,259	1,369,871
FNB Corp.	110,848	1,366,756
First American Financial Corp.	21,910	1,366,088
Jones Lang LaSalle, Inc.*	6,640	1,297,854
Valley National Bancorp	90,788	1,219,283
Wintrust Financial Corp.	16,016	1,211,290
SL Green Realty Corp. REIT	14,620	1,169,600
First Horizon Corp.	65,606	1,133,672
Fulton Financial Corp.	71,620	1,130,163
Pinnacle Financial Partners, Inc.	12,176	1,075,019
Alleghany Corp.*	1,610	1,073,983
Bank OZK	25,206	1,062,685
Washington Federal, Inc.	33,200	1,055,096
New York Community Bancorp, Inc.	93,490	1,030,260
Hancock Whitney Corp.	22,672	1,007,544
Hanover Insurance Group, Inc.	7,290	988,816
Trustmark Corp.	31,520	970,816
American Financial Group, Inc.	7,680	957,850
Kemper Corp.	12,545	927,075
Cathay General Bancorp	23,390	920,630
United Bankshares, Inc.	24,830	906,295
MGIC Investment Corp.	65,920	896,512
Synovus Financial Corp.	19,980	876,722
Alliance Data Systems Corp.	8,248	859,359
International Bancshares Corp.	19,120	821,013
BancorpSouth Bank	25,690	727,798
Prosperity Bancshares, Inc.	9,730	698,614
Webster Financial Corp.	12,830	684,352
East West Bancorp, Inc.	9,400	673,886
Pebblebrook Hotel Trust REIT	27,106	638,346
UMB Financial Corp.	6,660	619,780
CIT Group, Inc.	11,500	593,285
Selective Insurance Group, Inc.	6,980	566,427
Janus Henderson Group plc	13,160	510,740
Texas Capital Bancshares, Inc.*	7,612	483,286
Sabra Health Care REIT, Inc.	26,080	474,656
Cousins Properties, Inc. REIT	12,720	467,842
Total Financial		48,188,469
Consumer, Cyclical - 21.1%
Kohl's Corp.	41,739	2,300,236
World Fuel Services Corp.	70,157	2,226,082
AutoNation, Inc.*	23,473	2,225,475
Foot Locker, Inc.	30,449	1,876,572
Dick's Sporting Goods, Inc.	18,139	1,817,346
Dana, Inc.	76,037	1,806,639
Taylor Morrison Home Corp. — Class A*	68,291	1,804,248
Univar Solutions, Inc.*	72,042	1,756,384
Tri Pointe Homes, Inc.*	81,742	1,751,731
KB Home	33,820	1,377,151
Murphy USA, Inc.	9,202	1,227,271
Goodyear Tire & Rubber Co.*	63,587	1,090,517
BJ's Wholesale Club Holdings, Inc.*	22,728	1,081,398
Lear Corp.	5,519	967,370
Thor Industries, Inc.	7,941	897,333
Urban Outfitters, Inc.*	18,836	776,420
Adient plc*	16,947	766,005
KAR Auction Services, Inc.*	27,115	475,868
Total Consumer, Cyclical		26,224,046
Industrial - 14.9%
Avnet, Inc.	65,249	2,615,180
SYNNEX Corp.	17,974	2,188,514
Arrow Electronics, Inc.*	17,252	1,963,795
Ryder System, Inc.	20,735	1,541,233
Jabil, Inc.	26,290	1,527,975
MasTec, Inc.*	11,460	1,215,906
Greif, Inc. — Class A	19,472	1,179,030
EMCOR Group, Inc.	8,960	1,103,783
Oshkosh Corp.	7,230	901,147
MDU Resources Group, Inc.	27,300	855,582
AECOM*	12,182	771,364
Dycom Industries, Inc.*	8,662	645,579
Kirby Corp.*	9,130	553,643
Colfax Corp.*	11,690	535,519
Trinity Industries, Inc.	18,362	493,754
GATX Corp.	4,590	406,077
Total Industrial		18,498,081
Consumer, Non-cyclical - 9.1%
Graham Holdings Co. — Class B	3,510	2,224,989
ManpowerGroup, Inc.	14,450	1,718,249
Sprouts Farmers Market, Inc.*	61,934	1,539,060
Pilgrim's Pride Corp.*	67,090	1,488,056
Tenet Healthcare Corp.*	18,621	1,247,421
TreeHouse Foods, Inc.*	26,138	1,163,664
Adtalem Global Education, Inc.*	25,378	904,472
Ingredion, Inc.	7,200	651,600
Strategic Education, Inc.	4,380	333,143
Total Consumer, Non-cyclical		11,270,654
Basic Materials - 4.8%
Commercial Metals Co.	82,929	2,547,579
Steel Dynamics, Inc.	16,690	994,724
Reliance Steel & Aluminum Co.	6,230	940,107
United States Steel Corp.	32,499	779,976
Minerals Technologies, Inc.	8,124	639,115
Total Basic Materials		5,901,501
Technology - 3.8%
Xerox Holdings Corp.	90,590	2,127,959
NCR Corp.*	24,710	1,127,023
NetScout Systems, Inc.*	29,756	849,236
KBR, Inc.	15,900	606,585
Total Technology		4,710,803
Communications - 3.3%
Telephone & Data Systems, Inc.	121,796	2,759,897
Viasat, Inc.*	25,990	1,295,342
Total Communications		4,055,239
Energy - 2.3%
HollyFrontier Corp.	84,150	2,768,535

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Utilities - 1.4%
Southwest Gas Holdings, Inc.	10,200	$675,138
UGI Corp.	13,330	617,312
ALLETE, Inc.	6,760	473,065
Total Utilities		1,765,515
Total Common Stocks
(Cost $99,032,447)		123,382,843

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$447,957	$447,957
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	176,361	176,361
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	172,902	172,902
Total Repurchase Agreements
(Cost $797,220)		797,220
Total Investments - 100.1%
(Cost $99,829,667)		$124,180,063
Other Assets & Liabilities, net - (0.1)%		(64,941)
Total Net Assets - 100.0%		$124,115,122

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$123,382,843	$—	$—	$123,382,843
Repurchase Agreements	—	797,220	—	797,220
Total Assets	$123,382,843	$797,220	$—	$124,180,063

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.2%
Consumer, Non-cyclical - 30.5%
Fulgent Genetics, Inc.*,1	6,895	$635,926
Celsius Holdings, Inc.*	6,370	484,693
Community Health Systems, Inc.*	30,293	467,724
Medifast, Inc.	1,607	454,749
Alarm.com Holdings, Inc.*	3,658	309,833
Joint Corp.*	3,660	307,147
Meridian Bioscience, Inc.*	12,253	271,772
Corcept Therapeutics, Inc.*	11,954	262,988
Zynex, Inc.*,1	15,912	247,113
Rent-A-Center, Inc.	4,342	230,430
Coherus Biosciences, Inc.*	16,640	230,131
Collegium Pharmaceutical, Inc.*	9,494	224,438
Avanos Medical, Inc.*	6,150	223,675
Merit Medical Systems, Inc.*	3,413	220,685
Supernus Pharmaceuticals, Inc.*	6,945	213,837
Innoviva, Inc.*	15,906	213,299
National Beverage Corp.	4,379	206,820
B&G Foods, Inc.[1]	6,260	205,328
Ensign Group, Inc.	2,334	202,288
NeoGenomics, Inc.*	4,339	195,993
Green Dot Corp. — Class A*	4,159	194,849
Pennant Group, Inc.*	4,579	187,281
ModivCare, Inc.*	1,084	184,356
Pacira BioSciences, Inc.*	3,009	182,586
Vericel Corp.*	3,467	182,018
Arlo Technologies, Inc.*	19,803	134,066
Xencor, Inc.*	3,761	129,717
REGENXBIO, Inc.*	3,157	122,649
Luminex Corp.	3,190	117,392
Omnicell, Inc.*	772	116,919
Cytokinetics, Inc.*,1	4,974	98,436
EVERTEC, Inc.	2,151	93,891
LeMaitre Vascular, Inc.	1,531	93,422
Heska Corp.*	385	88,446
Addus HomeCare Corp.*	926	80,784
WD-40 Co.	294	75,349
Tactile Systems Technology, Inc.*	1,433	74,516
Forrester Research, Inc.*	1,582	72,456
Total Consumer, Non-cyclical		8,038,002
Consumer, Cyclical - 18.0%
Vista Outdoor, Inc.*	13,887	642,690
MarineMax, Inc.*	10,173	495,832
Big Lots, Inc.	7,256	478,969
Hibbett, Inc.	5,249	470,468
Century Communities, Inc.	6,120	407,225
LGI Homes, Inc.*	2,281	369,385
iRobot Corp.*	3,849	359,458
Sleep Number Corp.*	2,921	321,164
Installed Building Products, Inc.	2,159	264,175
Meritage Homes Corp.*	2,109	198,415
Lumber Liquidators Holdings, Inc.*	7,458	157,364
Dine Brands Global, Inc.*	1,720	153,510
PetMed Express, Inc.[1]	3,338	106,315
LCI Industries	711	93,440
Dorman Products, Inc.*	870	90,193
Shake Shack, Inc. — Class A*	814	87,114
Tupperware Brands Corp.*	2,408	57,190
Total Consumer, Cyclical		4,752,907
Financial - 16.9%
Mr Cooper Group, Inc.*	15,257	504,396
Innovative Industrial Properties, Inc. REIT	2,065	394,456
St. Joe Co.	8,010	357,326
Trupanion, Inc.*	3,029	348,638
Safehold, Inc. REIT[1]	3,935	308,898
Brightsphere Investment Group, Inc.	11,705	274,248
StoneX Group, Inc.*	4,504	273,258
HCI Group, Inc.[1]	2,433	241,913
Virtus Investment Partners, Inc.	853	236,938
Axos Financial, Inc.*	4,459	206,853
Palomar Holdings, Inc.*	2,669	201,402
Triumph Bancorp, Inc.*	2,644	196,317
ServisFirst Bancshares, Inc.	2,695	183,206
Essential Properties Realty Trust, Inc. REIT	5,871	158,752
Walker & Dunlop, Inc.	1,492	155,735
eHealth, Inc.*	1,972	115,165
PRA Group, Inc.*	2,923	112,448
NMI Holdings, Inc. — Class A*	4,533	101,902
Community Healthcare Trust, Inc. REIT	1,746	82,865
Total Financial		4,454,716
Technology - 11.8%
MicroStrategy, Inc. — Class A*	618	410,661
SPS Commerce, Inc.*	2,342	233,849
Simulations Plus, Inc.	4,055	222,660
TTEC Holdings, Inc.	2,128	219,375
Onto Innovation, Inc.*	2,614	190,927
Ultra Clean Holdings, Inc.*	3,550	190,706
LivePerson, Inc.*	2,659	168,155
FormFactor, Inc.*	4,218	153,788
Agilysys, Inc.*	2,561	145,644
Power Integrations, Inc.	1,753	143,851
Diodes, Inc.*	1,716	136,886
Ebix, Inc.	3,980	134,922
CEVA, Inc.*	2,793	132,109
Allscripts Healthcare Solutions, Inc.*	6,995	129,477
ExlService Holdings, Inc.*	1,142	121,349
8x8, Inc.*	3,776	104,822
Tabula Rasa HealthCare, Inc.*	1,973	98,650
Cohu, Inc.*	2,619	96,353
OneSpan, Inc.*	3,094	79,021
Total Technology		3,113,205
Industrial - 11.5%
Chart Industries, Inc.*	2,125	310,930
Vicor Corp.*	2,440	258,006
Advanced Energy Industries, Inc.	2,264	255,175
Comfort Systems USA, Inc.	3,174	250,079
Saia, Inc.*	1,176	246,360
AeroVironment, Inc.*	1,904	190,686
Patrick Industries, Inc.	2,538	185,274
PGT Innovations, Inc.*	7,414	172,227
Matson, Inc.	2,071	132,544
AAON, Inc.	2,087	130,625

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Industrial - 11.5% (continued)
Forward Air Corp.	1,284	$115,239
Alamo Group, Inc.	745	113,747
Exponent, Inc.	1,161	103,573
Federal Signal Corp.	2,574	103,552
Gibraltar Industries, Inc.*	1,313	100,195
Marten Transport Ltd.	5,973	98,495
Proto Labs, Inc.*	1,002	91,984
Franklin Electric Company, Inc.	1,063	85,699
Badger Meter, Inc.	860	84,383
Total Industrial		3,028,773
Communications - 5.7%
TechTarget, Inc.*	4,407	341,498
Stamps.com, Inc.*	1,411	282,609
Shutterstock, Inc.	2,376	233,252
Perficient, Inc.*	1,937	155,774
Vonage Holdings Corp.*	10,136	146,060
Cincinnati Bell, Inc.*	8,384	129,281
QuinStreet, Inc.*	6,325	117,518
Viavi Solutions, Inc.*	4,874	86,075
Total Communications		1,492,067
Energy - 3.6%
Bonanza Creek Energy, Inc.	10,535	495,883
Renewable Energy Group, Inc.*	5,863	365,499
DMC Global, Inc.*	1,730	97,243
Total Energy		958,625
Basic Materials - 1.2%
Quaker Chemical Corp.	712	168,880
Livent Corp.*	8,034	155,538
Total Basic Materials		324,418
Total Common Stocks
(Cost $22,993,085)		26,162,713

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$116,128	116,128
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	45,719	45,719
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	44,823	44,823
Total Repurchase Agreements
(Cost $206,670)		206,670

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	1,133,216	1,133,216
Total Securities Lending Collateral
(Cost $1,133,216)		1,133,216
Total Investments - 104.3%
(Cost $24,332,971)		$27,502,599
Other Assets & Liabilities, net - (4.3)%		(1,129,620)
Total Net Assets - 100.0%		$26,372,979

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2021.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,162,713	$—	$—	$26,162,713
Repurchase Agreements	—	206,670	—	206,670
Securities Lending Collateral	1,133,216	—	—	1,133,216
Total Assets	$27,295,929	$206,670	$—	$27,502,599

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.6%
Financial - 24.0%
Genworth Financial, Inc. — Class A*	311,996	$1,216,784
Customers Bancorp, Inc.*	19,993	779,527
Realogy Holdings Corp.*	37,109	676,126
EZCORP, Inc. — Class A*	102,061	615,428
Boston Private Financial Holdings, Inc.	39,362	580,590
Stewart Information Services Corp.	10,149	575,347
Hanmi Financial Corp.	29,475	561,793
American Equity Investment Life Holding Co.	16,188	523,196
Dime Community Bancshares, Inc.	15,418	518,353
Encore Capital Group, Inc.*	10,903	516,693
Employers Holdings, Inc.	11,966	512,145
Universal Insurance Holdings, Inc.	35,986	499,486
Investors Bancorp, Inc.	32,091	457,618
Enova International, Inc.*	13,102	448,219
Assured Guaranty Ltd.	9,131	433,540
United Insurance Holdings Corp.	74,294	423,476
Simmons First National Corp. — Class A	13,940	409,000
Service Properties Trust REIT	31,480	396,648
United Fire Group, Inc.	14,278	395,929
RPT Realty REIT	30,447	395,202
First Financial Bancorp	16,671	393,936
Central Pacific Financial Corp.	14,973	390,196
Hope Bancorp, Inc.	27,514	390,149
Office Properties Income Trust REIT	13,296	389,706
SiriusPoint Ltd.*	37,962	382,277
GEO Group, Inc. REIT[1]	53,203	378,805
First Midwest Bancorp, Inc.	19,014	377,048
Provident Financial Services, Inc.	15,840	362,577
Northfield Bancorp, Inc.	20,513	336,413
First BanCorp	27,522	328,062
Ready Capital Corp. REIT	20,375	323,351
First Commonwealth Financial Corp.	20,930	294,485
PennyMac Mortgage Investment Trust REIT	13,741	289,386
Ameris Bancorp	5,704	288,794
OFG Bancorp	12,095	267,541
Renasant Corp.	6,655	266,200
WSFS Financial Corp.	5,710	266,029
Franklin Street Properties Corp. REIT	50,005	263,026
Diversified Healthcare Trust REIT	62,844	262,688
Veritex Holdings, Inc.	7,411	262,424
S&T Bancorp, Inc.	8,375	262,137
Banner Corp.	4,806	260,533
Horace Mann Educators Corp.	6,359	237,954
Allegiance Bancshares, Inc.	6,038	232,101
BankUnited, Inc.	5,436	232,063
Acadia Realty Trust REIT	10,499	230,558
Apollo Commercial Real Estate Finance, Inc. REIT	14,399	229,664
Eagle Bancorp, Inc.	4,090	229,367
Old National Bancorp	11,939	210,246
HomeStreet, Inc.	5,117	208,467
Independent Bank Group, Inc.	2,455	181,621
Safety Insurance Group, Inc.	2,262	177,069
First Bancorp	4,240	173,458
Whitestone REIT — Class B	19,543	161,230
DiamondRock Hospitality Co. REIT*	16,348	158,576
Total Financial		20,633,237
Consumer, Cyclical - 23.2%
Veritiv Corp.*	35,658	2,190,114
Conn's, Inc.*	53,436	1,362,618
Signet Jewelers Ltd.*	11,893	960,836
G-III Apparel Group Ltd.*	29,144	957,672
Cato Corp. — Class A	56,435	952,058
ODP Corp.*	18,127	870,277
Chico's FAS, Inc.*	126,064	829,501
Daktronics, Inc.*	119,406	786,886
M/I Homes, Inc.*	12,630	741,002
Vera Bradley, Inc.*	59,325	735,037
Abercrombie & Fitch Co. — Class A*	15,368	713,536
Genesco, Inc.*	11,024	702,008
Bed Bath & Beyond, Inc.*	19,403	645,926
Group 1 Automotive, Inc.	4,111	634,862
GMS, Inc.*	12,769	614,700
Resideo Technologies, Inc.*	18,793	563,790
Core-Mark Holding Company, Inc.	12,078	543,631
Shoe Carnival, Inc.	7,181	514,088
Unifi, Inc.*	19,459	474,021
Asbury Automotive Group, Inc.*	2,727	467,326
ScanSource, Inc.*	16,541	465,298
Barnes & Noble Education, Inc.*	62,444	450,221
Sally Beauty Holdings, Inc.*	20,376	449,698
Interface, Inc. — Class A	24,216	370,505
PC Connection, Inc.	7,673	355,030
Sonic Automotive, Inc. — Class A	7,117	318,415
SkyWest, Inc.*	6,945	299,121
Marcus Corp.*,1	13,409	284,405
Ethan Allen Interiors, Inc.	8,994	248,234
HNI Corp.	5,264	231,458
Motorcar Parts of America, Inc.*	9,389	210,689
Total Consumer, Cyclical		19,942,963
Industrial - 16.4%
Olympic Steel, Inc.	41,711	1,225,886
US Concrete, Inc.*	12,422	916,744
Greenbrier Companies, Inc.	20,041	873,387
Granite Construction, Inc.	19,334	802,941
ArcBest Corp.	11,629	676,691
Sanmina Corp.*	16,959	660,723
DXP Enterprises, Inc.*	19,550	651,015
Benchmark Electronics, Inc.	22,860	650,596
O-I Glass, Inc.*	37,878	618,547
Griffon Corp.	23,921	613,095
Bel Fuse, Inc. — Class B	41,299	594,705
Apogee Enterprises, Inc.	13,461	548,267

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 16.4% (continued)
Boise Cascade Co.	9,361	$546,214
Atlas Air Worldwide Holdings, Inc.*	7,991	544,267
Haynes International, Inc.	15,106	534,450
Powell Industries, Inc.	16,951	524,634
TimkenSteel Corp.*	36,808	520,833
Comtech Telecommunications Corp.	19,495	470,999
TTM Technologies, Inc.*	31,925	456,527
AAR Corp.*	11,565	448,144
Hub Group, Inc. — Class A*	5,370	354,313
Encore Wire Corp.	3,832	290,427
Trinseo S.A.	3,977	237,984
Matthews International Corp. — Class A	6,580	236,617
Tredegar Corp.	6,103	84,039
Total Industrial		14,082,045
Consumer, Non-cyclical - 12.5%
Aaron's Company, Inc.	43,230	1,382,928
CoreCivic, Inc.*	95,069	995,372
Fresh Del Monte Produce, Inc.	28,021	921,331
Andersons, Inc.	29,614	904,115
Seneca Foods Corp. — Class A*	17,280	882,662
SpartanNash Co.	38,107	735,846
Kelly Services, Inc. — Class A*	26,852	643,642
Magellan Health, Inc.*	6,623	623,887
Universal Corp.	9,737	554,717
Cross Country Healthcare, Inc.*	32,187	531,407
Edgewell Personal Care Co.	10,406	456,823
Invacare Corp.*	53,068	428,259
Resources Connection, Inc.	29,122	418,192
ABM Industries, Inc.	8,848	392,409
Deluxe Corp.	7,002	334,486
TrueBlue, Inc.*	11,468	322,366
Prestige Consumer Healthcare, Inc.*	4,996	260,292
Total Consumer, Non-cyclical		10,788,734
Energy - 12.4%
CONSOL Energy, Inc.*	106,350	1,964,285
Green Plains, Inc.*	35,753	1,202,016
SunCoke Energy, Inc.	134,523	960,494
SM Energy Co.	35,863	883,306
Callon Petroleum Co.*,1	14,410	831,313
Helix Energy Solutions Group, Inc.*	115,642	660,316
ProPetro Holding Corp.*	69,814	639,496
Talos Energy, Inc.*	39,587	619,141
Matrix Service Co.*	53,033	556,847
US Silica Holdings, Inc.*	33,733	389,953
PBF Energy, Inc. — Class A*	25,305	387,166
Penn Virginia Corp.*	16,269	384,111
Nabors Industries Ltd.*	2,958	337,922
Oil States International, Inc.*	39,477	309,894
NOW, Inc.*	27,458	260,576
Bristow Group, Inc.*	7,178	183,829
Warrior Met Coal, Inc.	8,382	144,170
Total Energy		10,714,835
Basic Materials - 6.0%
Domtar Corp.*	26,256	1,443,030
AdvanSix, Inc.*	24,287	725,210
Mercer International, Inc.[1]	45,399	578,837
Carpenter Technology Corp.	14,260	573,537
Koppers Holdings, Inc.*	15,902	514,430
Clearwater Paper Corp.*	16,304	472,327
Rayonier Advanced Materials, Inc.*	66,844	447,186
Allegheny Technologies, Inc.*	14,107	294,131
Glatfelter Corp.	9,131	127,560
Total Basic Materials		5,176,248
Communications - 4.1%
Consolidated Communications Holdings, Inc.*	115,534	1,015,544
Scholastic Corp.	19,624	743,553
EW Scripps Co. — Class A	26,440	539,112
AMC Networks, Inc. — Class A*	6,006	401,201
Gannett Company, Inc.*	50,419	276,800
Spok Holdings, Inc.	27,110	260,798
NETGEAR, Inc.*	4,721	180,909
ePlus, Inc.*	1,764	152,921
Total Communications		3,570,838
Technology - 0.7%
Insight Enterprises, Inc.*	5,890	589,059
BM Technologies, Inc.*	428	5,324
Total Technology		594,383
Utilities - 0.3%
Unitil Corp.	4,392	232,644
Total Common Stocks
(Cost $77,487,908)		85,735,927

WARRANTS†- 0.0%
Nabors Industries Ltd.
Expiring 06/11/26*	1,199	11,990
Total Warrants
(Cost $0)		11,990

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$242,139	242,139
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	95,330	95,330
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	93,460	93,460
Total Repurchase Agreements
(Cost $430,929)		430,929

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	1,133,963	1,133,963
Total Securities Lending Collateral
(Cost $1,133,963)		1,133,963
Total Investments - 101.4%
(Cost $79,052,800)		$87,312,809
Other Assets & Liabilities, net - (1.4)%		(1,231,511)
Total Net Assets - 100.0%		$86,081,298

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2021.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$85,735,927	$—	$—	$85,735,927
Warrants	11,990	—	—	11,990
Repurchase Agreements	—	430,929	—	430,929
Securities Lending Collateral	1,133,963	—	—	1,133,963
Total Assets	$86,881,880	$430,929	$—	$87,312,809

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
MUTUAL FUNDS† - 36.0%
Guggenheim Strategy Fund II1	27,327	$682,907
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	58,216	580,414
Total Mutual Funds
(Cost $1,255,062)		1,263,321

	Face Amount
FEDERAL AGENCY NOTES†† - 33.7%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$500,000	501,374
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	180,000	180,592
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[2]	500,000	500,721
Total Federal Agency Notes
(Cost $1,180,000)		1,182,687

U.S. TREASURY BILLS†† - 3.3%
U.S. Treasury Bills
0.01% due 08/03/21[3,4]	$115,000	$114,995
Total U.S. Treasury Bills
(Cost $114,999)		114,995

REPURCHASE AGREEMENTS††,5 - 24.9%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[6]	489,963	489,963
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[6]	192,898	192,898
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[6]	189,115	189,115
Total Repurchase Agreements
(Cost $871,976)		871,976
Total Investments - 97.9%
(Cost $3,422,037)		$3,432,979
Other Assets & Liabilities, net - 2.1%		75,409
Total Net Assets - 100.0%		$3,508,388

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	66	Sep 2021	$6,095,100	$131,338

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	09/17/21	10,288	$949,654	$23,436

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
3	All or a portion of this security is pledged as futures collateral at June 30, 2021.
4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See Note 4.
6	All or a portion of this security is pledged as currency index swap collateral at June 30, 2021.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,263,321	$—	$—	$1,263,321
Federal Agency Notes	—	1,182,687	—	1,182,687
U.S. Treasury Bills	—	114,995	—	114,995
Repurchase Agreements	—	871,976	—	871,976
Currency Futures Contracts**	131,338	—	—	131,338
Currency Index Swap Agreements**	—	23,436	—	23,436
Total Assets	$1,394,659	$2,193,094	$—	$3,587,753

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$682,634	$–	$–	$–	$273	$682,907	27,327	$2,426
Guggenheim Ultra Short Duration Fund — Institutional Class	579,831	–	–	–	583	580,414	58,216	1,348
	$1,262,465	$–	$–	$–	$856	$1,263,321		$3,774

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Software - 33.5%
Microsoft Corp.	9,700	$2,627,730
Adobe, Inc.*	1,669	977,433
salesforce.com, Inc.*	3,517	859,098
Oracle Corp.	10,999	856,162
Intuit, Inc.	1,369	671,043
Zoom Video Communications, Inc. — Class A*	1,604	620,796
ServiceNow, Inc.*	1,091	599,559
Fidelity National Information Services, Inc.	3,721	527,154
Activision Blizzard, Inc.	5,207	496,956
Twilio, Inc. — Class A*	1,246	491,123
Snowflake, Inc. — Class A*	1,980	478,764
Fiserv, Inc.*	4,458	476,516
VMware, Inc. — Class A*,1	2,945	471,112
Autodesk, Inc.*	1,598	466,456
Workday, Inc. — Class A*	1,852	442,147
DocuSign, Inc.*	1,549	433,054
Palantir Technologies, Inc. — Class A*	15,490	408,316
Synopsys, Inc.*	1,357	374,247
Electronic Arts, Inc.	2,559	368,061
Bilibili, Inc. ADR*	3,011	366,860
Paychex, Inc.	3,352	359,670
Cadence Design Systems, Inc.*	2,626	359,289
NetEase, Inc. ADR	3,032	349,438
Cloudflare, Inc. — Class A*	3,170	335,513
Atlassian Corporation plc — Class A*	1,275	327,497
Datadog, Inc. — Class A*	3,140	326,811
Unity Software, Inc.*	2,960	325,097
ANSYS, Inc.*	915	317,560
HubSpot, Inc.*	510	297,187
Splunk, Inc.*	2,043	295,377
RingCentral, Inc. — Class A*	1,016	295,229
Slack Technologies, Inc. — Class A*	6,547	290,032
Take-Two Interactive Software, Inc.*	1,493	264,291
MongoDB, Inc.*	727	262,825
Coupa Software, Inc.*	989	259,227
Akamai Technologies, Inc.*	2,119	247,075
Broadridge Financial Solutions, Inc.	1,528	246,818
Tyler Technologies, Inc.*	540	244,280
Bill.com Holdings, Inc.*	1,330	243,629
Nuance Communications, Inc.*	4,126	224,620
Ceridian HCM Holding, Inc.*	2,340	224,453
Fair Isaac Corp.*	430	216,152
Citrix Systems, Inc.	1,838	215,542
Dropbox, Inc. — Class A*	6,691	202,804
Jack Henry & Associates, Inc.	1,210	197,847
Fastly, Inc. — Class A*,1	2,570	153,172
MicroStrategy, Inc. — Class A*,1	220	146,190
Alteryx, Inc. — Class A*	1,597	137,374
Total Software		20,377,586
Semiconductors - 20.3%
NVIDIA Corp.	1,646	1,316,965
Intel Corp.	15,161	851,139
Broadcom, Inc.	1,686	803,952
Texas Instruments, Inc.	4,004	769,969
QUALCOMM, Inc.	5,209	744,522
Applied Materials, Inc.	4,656	663,014
Advanced Micro Devices, Inc.*	6,837	642,199
Micron Technology, Inc.*	6,728	571,745
Lam Research Corp.	845	549,842
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,367	524,739
NXP Semiconductor N.V.	2,261	465,133
Analog Devices, Inc.	2,691	463,283
Marvell Technology, Inc.	6,963	406,152
KLA Corp.	1,250	405,263
ASML Holding N.V. — Class G	547	377,889
Microchip Technology, Inc.	2,434	364,467
Xilinx, Inc.	2,458	355,525
Skyworks Solutions, Inc.	1,755	336,521
Maxim Integrated Products, Inc.	2,916	307,230
Qorvo, Inc.*	1,423	278,410
Teradyne, Inc.	2,039	273,144
Monolithic Power Systems, Inc.	647	241,622
Entegris, Inc.	1,920	236,102
ON Semiconductor Corp.*	6,125	234,465
Cree, Inc.*	1,990	194,881
Total Semiconductors		12,378,173
Internet - 17.5%
Alphabet, Inc. — Class A*	952	2,324,584
Facebook, Inc. — Class A*	5,243	1,823,044
Baidu, Inc. ADR*	3,357	684,492
Snap, Inc. — Class A*	8,923	608,013
Twitter, Inc.*	6,543	450,224
Pinterest, Inc. — Class A*	5,324	420,330
Shopify, Inc. — Class A*	281	410,535
Sea Ltd. ADR*	1,486	408,056
Match Group, Inc.*	2,420	390,225
Okta, Inc.*	1,446	353,807
Palo Alto Networks, Inc.*	916	339,882
Zillow Group, Inc. — Class C*	2,679	327,427
VeriSign, Inc.*	1,276	290,533
CDW Corp.	1,645	287,299
Wix.com Ltd.*	980	284,474
Zendesk, Inc.*	1,641	236,862
NortonLifeLock, Inc.	8,285	225,518
GoDaddy, Inc. — Class A*	2,520	219,139
IAC*	1,373	211,676
F5 Networks, Inc.*	1,014	189,273
Anaplan, Inc.*	2,960	157,768
Total Internet		10,643,161
Computers - 12.6%
Apple, Inc.	20,306	2,781,110
International Business Machines Corp.	4,473	655,697
Accenture plc — Class A	1,727	509,102
Dell Technologies, Inc. — Class C*	4,992	497,553
Crowdstrike Holdings, Inc. — Class A*	1,746	438,787
Fortinet, Inc.*	1,492	355,379
HP, Inc.	11,682	352,680
Cognizant Technology Solutions Corp. — Class A	4,984	345,192

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Computers - 12.6% (continued)
Seagate Technology Holdings plc	3,698	$325,165
Zscaler, Inc.*	1,431	309,182
Infosys Ltd. ADR	14,070	298,143
Check Point Software Technologies Ltd.*	2,484	288,467
Western Digital Corp.*	3,754	267,172
NetApp, Inc.	2,980	243,824
Total Computers		7,667,453
Commercial Services - 5.1%
PayPal Holdings, Inc.*	3,710	1,081,391
Square, Inc. — Class A*	2,506	610,963
Automatic Data Processing, Inc.	2,646	525,548
Global Payments, Inc.	2,228	417,839
FleetCor Technologies, Inc.*	1,017	260,413
Riot Blockchain, Inc.*,1	2,830	106,606
Marathon Digital Holdings, Inc.*,1	3,280	102,894
Total Commercial Services		3,105,654
Diversified Financial Services - 3.9%
Visa, Inc. — Class A	5,561	1,300,273
Mastercard, Inc. — Class A	2,961	1,081,031
Total Diversified Financial Services		2,381,304
Telecommunications - 3.0%
Cisco Systems, Inc.	16,077	852,081
Motorola Solutions, Inc.	1,609	348,911
Arista Networks, Inc.*	812	294,196
Ciena Corp.*	2,980	169,532
Juniper Networks, Inc.	6,197	169,488
Total Telecommunications		1,834,208
Energy-Alternate Sources - 1.4%
SolarEdge Technologies, Inc.*	1,182	326,669
Enphase Energy, Inc.*	1,646	302,255
First Solar, Inc.*	2,101	190,162
Total Energy-Alternate Sources		819,086
Electronics - 1.1%
Amphenol Corp. — Class A	5,376	367,772
TE Connectivity Ltd.	2,210	298,814
Total Electronics		666,586
Advertising - 0.6%
Trade Desk, Inc. — Class A*	4,780	369,781
Office & Business Equipment - 0.5%
Zebra Technologies Corp. — Class A*	579	306,575
Total Common Stocks
(Cost $26,111,124)		60,549,567

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$245,189	245,189
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	96,531	96,531
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	94,638	94,638
Total Repurchase Agreements
(Cost $436,358)		436,358

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	605,147	605,147
Total Securities Lending Collateral
(Cost $605,147)		605,147
Total Investments - 101.2%
(Cost $27,152,629)		$61,591,072
Other Assets & Liabilities, net - (1.2)%		(747,992)
Total Net Assets - 100.0%		$60,843,080

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$60,549,567	$—	$—	$60,549,567
Repurchase Agreements	—	436,358	—	436,358
Securities Lending Collateral	605,147	—	—	605,147
Total Assets	$61,154,714	$436,358	$—	$61,591,072

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 67.7%
Verizon Communications, Inc.	4,155	$232,805
Cisco Systems, Inc.	4,324	229,172
AT&T, Inc.	7,654	220,282
T-Mobile US, Inc.*	1,417	205,224
Motorola Solutions, Inc.	479	103,871
Arista Networks, Inc.*	243	88,041
Ubiquiti, Inc.	242	75,550
Lumen Technologies, Inc.	4,709	63,995
Juniper Networks, Inc.	1,836	50,215
Ciena Corp.*	882	50,177
BCE, Inc.	808	39,851
Iridium Communications, Inc.*	960	38,390
America Movil SAB de CV — Class L ADR	2,491	37,365
Rogers Communications, Inc. — Class B	690	36,667
TELUS Corp.	1,619	36,314
Vodafone Group plc ADR	2,102	36,007
CommScope Holding Company, Inc.*	1,682	35,843
Viavi Solutions, Inc.*	1,923	33,960
Viasat, Inc.*	652	32,496
Vonage Holdings Corp.*	2,223	32,034
Calix, Inc.*	633	30,068
Telephone & Data Systems, Inc.	1,176	26,648
Shenandoah Telecommunications Co.	539	26,147
Infinera Corp.*	2,425	24,735
InterDigital, Inc.	334	24,392
EchoStar Corp. — Class A*	987	23,974
Plantronics, Inc.*	562	23,452
Extreme Networks, Inc.*	1,801	20,099
Gogo, Inc.*	1,666	18,959
NETGEAR, Inc.*	469	17,972
Inseego Corp.*,1	1,668	16,830
Cincinnati Bell, Inc.*	971	14,973
Total Telecommunications		1,946,508
Media - 25.3%
Comcast Corp. — Class A	3,409	194,381
Charter Communications, Inc. — Class A*	212	152,947
Liberty Broadband Corp. — Class C*	578	100,376
DISH Network Corp. — Class A*	1,912	79,922
Altice USA, Inc. — Class A*	1,976	67,461
Cable One, Inc.	31	59,297
Liberty Global plc — Class C*	1,559	42,155
Liberty Latin America Ltd. — Class C*	2,153	30,357
Total Media		726,896
Internet - 3.1%
F5 Networks, Inc.*	301	56,185
Cogent Communications Holdings, Inc.	418	32,140
Total Internet		88,325
Computers - 2.3%
Lumentum Holdings, Inc.*	517	42,409
NetScout Systems, Inc.*	831	23,717
Total Computers		66,126
Software - 1.1%
Bandwidth, Inc. — Class A*	234	32,273
Total Common Stocks
(Cost $2,205,047)		2,860,128

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$7,877	7,877
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	3,101	3,101
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	3,041	3,041
Total Repurchase Agreements
(Cost $14,019)		14,019

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	12,481	12,481
Total Securities Lending Collateral
(Cost $12,481)		12,481
Total Investments - 100.4%
(Cost $2,231,547)		$2,886,628
Other Assets & Liabilities, net - (0.4)%		(12,333)
Total Net Assets - 100.0%		$2,874,295

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,860,128	$—	$—	$2,860,128
Repurchase Agreements	—	14,019	—	14,019
Securities Lending Collateral	12,481	—	—	12,481
Total Assets	$2,872,609	$14,019	$—	$2,886,628

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.7%
Transportation - 38.6%
United Parcel Service, Inc. — Class B	10,351	$2,152,697
Union Pacific Corp.	8,601	1,891,618
FedEx Corp.	4,744	1,415,278
CSX Corp.	41,557	1,333,149
Norfolk Southern Corp.	4,786	1,270,252
Old Dominion Freight Line, Inc.	3,372	855,814
Kansas City Southern	2,780	787,769
Expeditors International of Washington, Inc.	5,804	734,786
J.B. Hunt Transport Services, Inc.	4,033	657,177
XPO Logistics, Inc.*	4,306	602,366
CH Robinson Worldwide, Inc.	5,840	547,033
ZTO Express Cayman, Inc. ADR	15,718	477,041
Canadian Pacific Railway Ltd.	6,130	471,458
Canadian National Railway Co.	4,406	464,921
Knight-Swift Transportation Holdings, Inc.	9,460	430,052
Landstar System, Inc.	2,441	385,727
Saia, Inc.*	1,787	374,359
Ryder System, Inc.	4,221	313,747
Kirby Corp.*	4,835	293,194
Werner Enterprises, Inc.	6,150	273,798
Atlas Air Worldwide Holdings, Inc.*	3,164	215,500
Total Transportation		15,947,736
Auto Manufacturers - 23.7%
Tesla, Inc.*	5,609	3,812,437
General Motors Co.*	24,268	1,435,937
NIO, Inc. ADR*	20,760	1,104,432
Li Auto, Inc. ADR*	16,370	571,968
XPeng, Inc. ADR*	12,280	545,478
Ferrari N.V.	2,180	449,189
Nikola Corp.*,1	23,760	429,106
Stellantis N.V.	21,222	418,286
Toyota Motor Corp. ADR	2,330	407,377
Fisker, Inc.*	19,830	382,322
Workhorse Group, Inc.*,1	14,420	239,228
Total Auto Manufacturers		9,795,760
Auto Parts & Equipment - 13.6%
Aptiv plc*	3,942	620,195
QuantumScape Corp.*,1	19,010	556,233
BorgWarner, Inc.	10,876	527,921
Lear Corp.	2,900	508,312
Magna International, Inc.	5,001	463,293
Gentex Corp.	13,493	446,483
Autoliv, Inc.	4,466	436,596
Luminar Technologies, Inc.*,1	18,920	415,294
Fox Factory Holding Corp.*	2,666	414,990
Goodyear Tire & Rubber Co.*	19,710	338,026
Adient plc*	7,241	327,293
Visteon Corp.*	2,418	292,433
Dana, Inc.	12,205	289,991
Total Auto Parts & Equipment		5,637,060
Airlines - 12.2%
Southwest Airlines Co.*	16,108	855,174
Delta Air Lines, Inc.*	18,711	809,438
United Airlines Holdings, Inc.*	12,059	630,565
American Airlines Group, Inc.*	26,530	562,701
Copa Holdings S.A. — Class A*	5,606	422,300
Alaska Air Group, Inc.*	6,962	419,878
Ryanair Holdings plc ADR*	3,774	408,384
JetBlue Airways Corp.*	21,110	354,226
Allegiant Travel Co. — Class A*	1,477	286,538
Spirit Airlines, Inc.*	8,904	271,038
Total Airlines		5,020,242
Internet - 5.4%
Uber Technologies, Inc.*	30,360	1,521,643
Lyft, Inc. — Class A*	11,695	707,314
Total Internet		2,228,957
Commercial Services - 2.9%
AMERCO	950	559,930
Avis Budget Group, Inc.*	4,545	354,010
Macquarie Infrastructure Corp.	7,410	283,581
Total Commercial Services		1,197,521
Home Builders - 2.3%
Thor Industries, Inc.	3,591	405,783
LCI Industries	2,184	287,021
Winnebago Industries, Inc.	3,610	245,336
Total Home Builders		938,140
Leisure Time - 1.0%
Harley-Davidson, Inc.	9,164	419,894
Total Common Stocks
(Cost $24,655,360)		41,185,310

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$164,866	164,866
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	64,908	64,908
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	63,635	63,635
Total Repurchase Agreements
(Cost $293,409)		293,409

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	979,293	979,293
Total Securities Lending Collateral
(Cost $979,293)		979,293
Total Investments - 102.8%
(Cost $25,928,062)		$42,458,012
Other Assets & Liabilities, net - (2.8)%		(1,147,094)
Total Net Assets - 100.0%		$41,310,918

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2021 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,185,310	$—	$—	$41,185,310
Repurchase Agreements	—	293,409	—	293,409
Securities Lending Collateral	979,293	—	—	979,293
Total Assets	$42,164,603	$293,409	$—	$42,458,012

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Electric - 82.8%
NextEra Energy, Inc.	26,910	$1,971,965
Duke Energy Corp.	14,375	1,419,100
Southern Co.	21,463	1,298,726
Dominion Energy, Inc.	17,008	1,251,279
American Electric Power Company, Inc.	12,770	1,080,214
Exelon Corp.	24,179	1,071,371
Sempra Energy	7,852	1,040,233
Xcel Energy, Inc.	14,730	970,412
Public Service Enterprise Group, Inc.	15,080	900,879
WEC Energy Group, Inc.	9,690	861,926
Eversource Energy	10,690	857,766
DTE Energy Co.	6,295	815,832
Consolidated Edison, Inc.	11,293	809,934
Edison International	13,539	782,825
PPL Corp.	27,218	761,287
PG&E Corp.*	73,099	743,417
FirstEnergy Corp.	19,924	741,372
Ameren Corp.	9,124	730,285
Avangrid, Inc.	14,153	727,889
Entergy Corp.	7,167	714,550
AES Corp.	26,531	691,663
CMS Energy Corp.	11,575	683,851
CenterPoint Energy, Inc.	25,115	615,820
Alliant Energy Corp.	10,886	607,003
Evergy, Inc.	9,845	594,933
NRG Energy, Inc.	13,247	533,854
Vistra Corp.	27,042	501,629
Pinnacle West Capital Corp.	6,056	496,410
OGE Energy Corp.	12,633	425,100
IDACORP, Inc.	3,687	359,483
PNM Resources, Inc.	6,957	339,293
Ormat Technologies, Inc.	4,750	330,268
Portland General Electric Co.	7,081	326,292
Black Hills Corp.	4,971	326,247
NorthWestern Corp.	4,666	280,987
Total Electric		26,664,095
Gas - 9.9%
Atmos Energy Corp.	5,986	575,315
UGI Corp.	11,088	513,485
NiSource, Inc.	20,432	500,584
National Fuel Gas Co.	6,876	359,271
Southwest Gas Holdings, Inc.	4,891	323,735
ONE Gas, Inc.	4,331	321,014
Spire, Inc.	4,331	313,001
South Jersey Industries, Inc.	10,620	275,377
Total Gas		3,181,782
Water - 4.3%
American Water Works Company, Inc.	5,553	855,884
Essential Utilities, Inc.	11,774	538,071
Total Water		1,393,955
Building Materials - 1.3%
MDU Resources Group, Inc.	13,256	415,443
Energy-Alternate Sources - 1.1%
Sunnova Energy International, Inc.*	9,320	350,991
Total Common Stocks
(Cost $26,483,883)		32,006,266

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 1.0%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21	$183,382	183,382
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21	72,198	72,198
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21	70,782	70,782
Total Repurchase Agreements
(Cost $326,362)		326,362
Total Investments - 100.4%
(Cost $26,810,245)		$32,332,628
Other Assets & Liabilities, net - (0.4)%		(119,547)
Total Net Assets - 100.0%		$32,213,081

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,006,266	$—	$—	$32,006,266
Repurchase Agreements	—	326,362	—	326,362
Total Assets	$32,006,266	$326,362	$—	$32,332,628

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
MUTUAL FUNDS† - 50.2%
Guggenheim Strategy Fund II1	15,742	$393,396
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	38,580	384,647
Total Mutual Funds
(Cost $772,094)		778,043

	Face Amount
FEDERAL AGENCY NOTES†† - 20.0%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$250,000	250,687
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	60,000	60,197
Total Federal Agency Notes
(Cost $310,000)		310,884

U.S. TREASURY BILLS†† - 4.1%
U.S. Treasury Bills
0.01% due 08/03/21[3,4]	64,000	63,997
Total U.S. Treasury Bills
(Cost $63,999)		63,997

REPURCHASE AGREEMENTS††,5 - 27.3%
J.P. Morgan Securities LLC issued 06/30/21 at 0.05% due 07/01/21[6]	237,813	237,813
Barclays Capital, Inc. issued 06/30/21 at 0.03% due 07/01/21[6]	93,626	93,626
BofA Securities, Inc. issued 06/30/21 at 0.04% due 07/01/21[6]	91,791	91,791
Total Repurchase Agreements
(Cost $423,230)		423,230
Total Investments - 101.6%
(Cost $1,569,323)		$1,576,154
Other Assets & Liabilities, net - (1.6)%		(24,393)
Total Net Assets - 100.0%		$1,551,761

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	30	Sep 2021	$2,770,500	$(56,533)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	09/17/21	3,286	$303,334	$(5,648)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
3	All or a portion of this security is pledged as futures collateral at June 30, 2021.
4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See Note 4.
6	All or a portion of this security is pledged as currency index swap collateral at June 30, 2021.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$778,043	$—	$—	$778,043
Federal Agency Notes	—	310,884	—	310,884
U.S. Treasury Bills	—	63,997	—	63,997
Repurchase Agreements	—	423,230	—	423,230
Total Assets	$778,043	$798,111	$—	$1,576,154

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$56,533	$—	$—	$56,533
Currency Index Swap Agreements**	—	5,648	—	5,648
Total Liabilities	$56,533	$5,648	$—	$62,181

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$393,238	$–	$–	$–	$158	$393,396	15,742	$1,397
Guggenheim Ultra Short Duration Fund — Institutional Class	384,261	–	–	–	386	384,647	38,580	894
	$777,499	$–	$–	$–	$544	$778,043		$2,291

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-diversified
Consumer Products Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Electronics Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Financial Services Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-diversified
Internet Fund	Diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse High Yield Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Nova Fund	Non-diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
S&P 500® Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI"), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) or a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index or custom swap basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2021, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bond
0.05%			6.25%
Due 07/01/21	$138,485,231	$138,485,424	Due 08/15/23	$89,480,200	$102,887,914

			U.S. Treasury Strips
			0.00%
			Due 08/15/22 - 05/15/23	35,342,679	35,269,373

			U.S. Treasury Note
			2.00%
			Due 10/31/22	3,012,000	3,095,855

			U.S. Cash Management Bills
			0.00%
			Due 09/21/21 - 09/28/21	1,600	1,600

			U.S. Treasury Bill
			0.00%
			Due 09/21/21	200	200
				127,836,679	141,254,942

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.03%			0.13% - 0.88%
Due 07/01/21	54,521,510	54,521,555	Due 10/15/24 - 02/15/47	45,572,916	55,661,477

BofA Securities, Inc.			U.S. Treasury Bonds
0.04%			1.13% - 3.00%
Due 07/01/21	53,452,461	53,452,520	Due 05/15/40 - 02/15/48	55,769,600	54,521,542

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2021, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Basic Materials Fund	$3,655,792	$3,680,716
Biotechnology Fund	3,468,966	3,575,002
Consumer Products Fund	456,564	460,941
Electronics Fund	944,690	999,118
Emerging Markets 2x Strategy Fund	108,165	113,134
Energy Fund	1,153,902	1,164,576
Europe 1.25x Strategy Fund	22,767	23,505
Financial Services Fund	6,812	6,904
Health Care Fund	367,490	379,738
Internet Fund	371,337	389,884
Leisure Fund	694,510	708,042
Mid-Cap 1.5x Strategy Fund	129	129
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	479,519	494,917
NASDAQ-100® Fund	2,450,616	2,529,306
Nova Fund	123,672	124,344
Precious Metals Fund	4,214,065	4,248,283
Real Estate Fund	221,675	222,843
Retailing Fund	581,973	610,907
Russell 2000® Fund	626,991	639,855
S&P 500® Fund	57,260	57,571
S&P 500® Pure Value Fund	58,169	58,776
S&P MidCap 400® Pure Growth Fund	514,378	512,947	*
S&P SmallCap 600® Pure Growth Fund	1,081,102	1,133,216
S&P SmallCap 600® Pure Value Fund	1,133,134	1,133,963
Technology Fund	585,665	605,147
Telecommunications Fund	11,714	12,481
Transportation Fund	934,670	979,293

*	Subsequent to June 30, 2021, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$38,466,473	$2,700,043	$(49,843)	$2,650,200
Basic Materials Fund	65,923,019	14,983,481	(40,506)	14,942,975
Biotechnology Fund	118,708,553	101,924,326	(8,049,251)	93,875,075
Consumer Products Fund	56,821,732	49,782,436	(7,585)	49,774,851
Dow Jones Industrial Average® Fund	20,505,581	4,660,315	(22,054)	4,638,261
Electronics Fund	20,165,895	21,457,430	–	21,457,430
Emerging Markets 2x Strategy Fund	8,661,447	1,101,070	(67,479)	1,033,591
Emerging Markets Bond Strategy Fund	688,131	5,208	(635)	4,573
Energy Fund	62,535,913	1,787,033	(36,210)	1,750,823
Energy Services Fund	39,500,551	–	(1,372,940)	(1,372,940)
Europe 1.25x Strategy Fund	5,010,209	82,961	(78,488)	4,473
Financial Services Fund	23,034,567	7,599,125	(45,317)	7,553,808
Government Long Bond 1.2x Strategy Fund	50,133,043	2,791,447	(2,684)	2,788,763
Health Care Fund	24,173,185	10,315,363	(235,934)	10,079,429
High Yield Strategy Fund	26,705,828	554,534	(52,055)	502,479
Internet Fund	15,940,892	12,331,318	(230,311)	12,101,007
Inverse Emerging Markets 2x Strategy Fund	229,908	–	(3,476)	(3,476)
Inverse Government Long Bond Strategy Fund	50,106,506	19,769	(3,020,598)	(3,000,829)
Inverse High Yield Strategy Fund	842,145	4,791	(6,778)	(1,987)
Inverse Mid-Cap Strategy Fund	797,070	4,918	(527)	4,391
Inverse NASDAQ-100® Strategy Fund	20,859,129	62,507	(1,026,265)	(963,758)
Inverse Russell 2000® Strategy Fund	5,747,361	36,342	(74,972)	(38,630)
Inverse S&P 500® Strategy Fund	46,576,852	125,704	(639,457)	(513,753)
Japan 2x Strategy Fund	2,093,030	1,704	(75,972)	(74,268)
Leisure Fund	22,273,506	7,776,826	(39,370)	7,737,456
Long Short Equity Fund	15,930,357	3,140,677	(925,151)	2,215,526
Mid-Cap 1.5x Strategy Fund	16,355,954	3,142,797	(68,348)	3,074,449
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	400,934,141	36,815,777	(477,583)	36,338,194
NASDAQ-100® Fund	584,734,611	1,166,789,481	(685,376)	1,166,104,105
Nova Fund	436,107,552	22,760,914	(370,118)	22,390,796
Precious Metals Fund	111,244,343	13,411,693	(1,601,870)	11,809,823
Real Estate Fund	19,091,975	1,251,134	(29,997)	1,221,137
Retailing Fund	18,867,455	7,412,321	(44,156)	7,368,165
Russell 2000® 1.5x Strategy Fund	11,009,460	624,774	(2,831)	621,943
Russell 2000® Fund	41,163,512	1,594,946	(18,355)	1,576,591
S&P 500® Fund	145,391,947	31,555,182	(26,099)	31,529,083
S&P 500® Pure Growth Fund	70,201,439	14,438,969	(9,169)	14,429,800
S&P 500® Pure Value Fund	29,601,866	4,778,121	–	4,778,121
S&P MidCap 400® Pure Growth Fund	50,246,937	17,172,086	(1,536,662)	15,635,424
S&P MidCap 400® Pure Value Fund	102,951,406	21,596,177	(367,520)	21,228,657
S&P SmallCap 600® Pure Growth Fund	24,824,761	2,846,788	(168,950)	2,677,838
S&P SmallCap 600® Pure Value Fund	86,753,599	2,137,572	(1,578,362)	559,210
Strengthening Dollar 2x Strategy Fund	3,422,173	165,584	(4)	165,580
Technology Fund	29,114,947	32,580,939	(104,814)	32,476,125
Telecommunications Fund	2,593,486	303,212	(10,070)	293,142
Transportation Fund	28,722,281	14,095,052	(359,321)	13,735,731
Utilities Fund	30,742,030	1,739,970	(149,372)	1,590,598
Weakening Dollar 2x Strategy Fund	1,569,419	6,737	(62,183)	(55,446)

Note 7 – COVID-19

The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Funds' investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.